                                                  Registration No. 333-78269
                                                            File No. 811-09333

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No.                                                [ ]

Post-Effective Amendment No.  7                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 8                                                            [X]

                   OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

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              (Exact Name of Registrant as Specified in Charter)

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             6803 S. Tucson Way, Centennial, Colorado 80112-3924
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               (Address of Principal Executive Offices) (Zip Code)

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                                 303-768-3200
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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
                    498 Seventh Avenue, New York, NY 10018
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]        Immediately upon filing pursuant to paragraph (b)
[ ]        On (date) pursuant to paragraph (b)
[ ]        60 days after filing pursuant to paragraph (a)(1)
[ ]        On ______________ pursuant to paragraph (a)(1)
[ ]        75 days after filing pursuant to paragraph (a)(2)
[ ]        On ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
Main Street Small Cap Fund(R)

Prospectus dated August 22, 2003

                                          Oppenheimer Main Street Small Cap
                                          Fund(R)is a mutual fund that seeks
                                          capital appreciation to make your
                                          investment grow. It emphasizes
                                          investments in common stocks of
                                          companies with small market
                                          capitalizations.

                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this Prospectus
                                          carefully before you invest and keep
As with all mutual funds, the             it for future reference about your
Securities and Exchange Commission        account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

                                                                         1234

CONTENTS

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                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Strategies
                    Main Risks of Investing In the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments and Risks
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
                    Class Y Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Automatic Withdrawal and Exchange Plans
                    Reinvestment Privilege
                    Retirement Plans

                    How to Sell Shares
                    By Mail
                    By Telephone

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights
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ABOUT THE FUND

The Fund's Investment Objective and Principal Strategies

What Is the Fund's Investment Objective?  The Fund seeks capital appreciation.

What DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of small-capitalization ("small-cap") U.S. companies that the Fund's investment manager, OppenheimerFunds, Inc. (the "Manager") believes have favorable business trends or prospects. Under normal market conditions, the
Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of companies having a small market capitalization. These may include "growth" and/or "value" common stocks and other equity securities. A "value" investment style attempts to find companies whose securities are believed to be undervalued in the marketplace.  A "growth" investment style encompasses a search for companies whose earnings are expected to increase at a greater rate than the overall market. The Fund incorporates a blended style of investing combining both growth and value styles.

      The Fund currently considers an issuer having a market capitalization of up to $2.5 billion to be a small-cap issuer. The Fund measures that capitalization at the time the Fund buys the security, and it is not required to sell the security if the issuer's capitalization grows above $2.5 billion.
Over time, the Fund may change the range of asset capitalizations it uses to define small-cap issuers, as market conditions change. The Fund's investment program is more fully explained in "About the Fund's Investments," below.

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     What is "Market Capitalization"?
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     In general, market capitalization is the value of a company determined by the total market value of its issued and outstanding common stock.
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HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?  In
selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.
While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, in general the selection process involves the use of:

o     Multi-factor quantitative models: These include a group of "top-down"
         models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by industries and value or growth styles.
         A group of "bottom up" models helps to rank stocks in a universe, selecting stocks for relative attractiveness by analyzing
         fundamental stock and company characteristics.
o     Fundamental research: The portfolio managers use internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
o     Judgment: The portfolio is then continuously re-balanced by the portfolio managers, based upon the quantitative tools and
         qualitative factors described above.

      In seeking broad diversification of the Fund's portfolio, the portfolio managers currently search primarily for the following characteristics
(although these may vary over time and in different cases):
o     Companies with a small market capitalization, primarily up to $2.5 billion.
o     Companies with financial characteristics attractive to our quantitative models.
o     Companies experiencing positive changes in operations due to enhanced competitive ability and/or beneficial industry trends.

      The portfolio managers employ a disciplined approach in deciding whether to sell particular portfolio securities based on quantitative models and fundamental research.  If a particular stock exhibits a material decrease in revenue and earnings growth, they will consider selling the stock. In addition, if the reason that the portfolio managers originally purchased the stock of a particular company materially changes, then they may also decide to sell the stock.

Who Is the Fund Designed For?  The Fund is designed primarily for investors seeking capital appreciation in their investment over the long-term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a fund focusing on small-cap stocks.
The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. Because of its focus on long-term capital appreciation, the Fund may be appropriate for part of a retirement plan's investments. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below.
There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS.   Stocks fluctuate in price, and their
short-term volatility at times may be great.  Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets.  The Fund's net asset values per share will fluctuate as the values of the Fund's portfolio securities change.

      The prices of  individual  stocks do not all move in the same  direction
uniformly  or  at  the  same  time.   Different   stock   markets  may  behave
differently   from  each  other.   The  Fund   currently   focuses  its  stock
investments  in U.S.  issuers and  accordingly  will be affected  primarily by changes in U.S. stock markets.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.  Also, securities of small-cap companies may have more volatile prices than stocks of medium and large capitalization companies.

      At times, the Manager may increase the Fund's emphasis of its investments in a particular industry or sector.  To the extent that the Fund increases its emphasis on stocks in a particular industry, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

SPECIAL RISKS OF SMALL-CAP STOCKS.  The Fund invests mainly in stocks of small-cap companies, which generally are newer companies. While these stocks may offer greater opportunities for long-term capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations. Small-cap companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies.
Small-cap stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.
That increases the Fund's potential for losses. Also, it may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

How Risky is the Fund Overall?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its price per share.  Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

      In the short term, the stock market and small-cap stocks can be volatile. The price of the Fund's shares can go up and down substantially.
The Fund generally does not use income-producing investments to help cushion the Fund's total return from changes in stock prices.  In the
OppenheimerFunds spectrum, the Fund is generally more aggressive than a large capitalization stock fund or a balanced fund.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index and a secondary index.  The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns for the other classes of shares will vary.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
For the period  from  1/1/03  through  6/30/03,  the  cumulative  return  (not annualized) before taxes for Class A shares was 16.65%.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a calendar  quarter  was 18.24%  (4th Qtr 01) and the lowest return (not  annualized)  before taxes for a calendar quarter was -16.87% (3rd
Qtr 02).

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Average Annual Total Returns       1 Year
for    the    periods    ended

December 31, 2002                                Life of class

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Class  A   Shares   (inception
8/2/99)

  Return Before Taxes              -20.81%           7.18%
  Return After Taxes on            -20.81%           6.48%
  Distributions                    -12.68%           5.51%
  Return    After   Taxes   on
  Distributions  and  Sale  of
  Fund Shares

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Russell 2000 Index (reflects
no deduction for fees,

expenses or taxes)                 -20.48%          -2.99%1

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Lipper  Small  Cap  Core  Fund     -19.23%           1.70%1
Index  (reflects  no deduction

for fees, expenses or taxes)
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Class  B   Shares   (inception     -20.78%           7.53%

8/2/99)
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Class  C   Shares   (inception     -17.44%           8.26%

8/2/99)
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Class  N   Shares   (inception     -17.00%           -3.74%

3/1/01)
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Class  Y   Shares   (inception     -15.52%           9.50%

8/2/99)
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1  From 7/31/99.

The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales charge of 5% (1-year) and 3% (life of class);  and for Class C and  Class N, the 1%  contingent  deferred  sales  charge  for the
1-year period.  There is no sales charge for Class Y. The returns  measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the Fund's  Class A shares is  compared  to the  Russell  2000
Index, an unmanaged index of small-capitalization  stocks and the Lipper Small
Cap Core Fund category  that  includes the 30 largest  mutual funds within the investment  category as defined by Lipper.  The indices  performance  includes reinvestment of income but does not reflect  transaction costs, fees, expenses or taxes.  The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges.  The numbers below are based on the Fund's expenses during its fiscal year ended June 30,
2003.

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Shareholder Fees (charges paid directly from your investment):

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                            Class A     Class B     Class C     Class N     Class Y
                            Shares      Shares      Shares      Shares      Shares
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Maximum Sales Charge         5.75%       None        None        None        None
(Load) on purchases (as

% of offering price)
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Maximum Deferred Sales       None1        5%2         1%3         1%4        None
Charge (Load) (as % of
the lower of the
original offering price

or redemption proceeds)
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                           Class A    Class B      Class C   Class N    Class Y
                             Shares     Shares     Shares      Shares    Shares

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Management Fees              0.69%      0.69%       0.69%      0.69%      0.69%

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Distribution and/or          0.25%      1.00%       1.00%      0.50%      None
Service (12b-1) Fees

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Other Expenses               0.45%      0.52%       0.38%      0.45%      0.10%

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Total Annual Operating       1.39%      2.21%       2.07%      1.64%      0.79%
Expenses

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1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.

3.    Applies to shares redeemed within 12 months of purchase.
Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

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     may vary in future years.  agent fees,  custodial  fees, and accounting and legal expenses that the Fund pays.  The "Other  Expenses" in the table are based on, among other things,  the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.25% of average  daily net assets per fiscal year for Class
Y shares  and 0.35% of average  daily net  assets per fiscal  year for all other classes.  That  undertaking  for Class Y shares  was  effective  January 1, 2001 through October 31, 2002 and all undertakings may be amended or withdrawn at any time  without  notice to  shareholders.  After the  waiver,  the  actual  "Other
Expenses" and "Total Annual Operating  Expenses" as percentages of average daily net assets were 0.42% and 1.36% for Class A shares,  0.42% and 2.11% for Class B shares,  0.41% and 1.60% for Class N shares,  respectively.  Class C and Class Y shares were the same as shown above.

Effective  November 1, 2002, the limit on transfer agent fees for Class Y shares increased to 0.35% of average  daily net assets per fiscal year.  Had that limit been in effect  during the Fund's  prior fiscal  year,  the transfer  agent fees would not have exceeded the expense limitation described above.

Examples.  The  following  examples are intended to help you compare the cost of investing  in the Fund with the cost of investing  in other  mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  that you keep your  shares.  Both examples also assume that your investment has a 5% return each year and that the class's  operating  expenses remain the same. Your actual costs may be higher or lower because  expenses  will vary over time.  Based on these  assumptions  your expenses would be as follows:

 If shares are redeemed:        1"Year   3Years"        5Years      10Years
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 Class A Shares                $708         $990         $1,292      $2,148

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 Class B Shares                $724         $991         $1,385      $2,147(1)

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 Class C Shares                $310         $649         $1,114      $2,400

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 Class N Shares                $267         $517          $892       $1,944

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 Class Y Shares                 $81         $252          $439        $978

 If shares are not            1 Year       3 Years      5 Years     10 Years
 redeemed:
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 Class A Shares                $708         $990         $1,292      $2,148

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 Class B Shares                $224         $691         $1,185      $2,147(1)

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 Class C Shares                $210         $649         $1,114      $2,400

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 Class N Shares                $167         $517          $892       $1,944

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 Class Y Shares                 $81         $252          $439        $978

------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N Shares contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.  There is no sales charge on Class Y shares.
1 Class B expenses for years 7 through 10 are based on Class A expenses because Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments and Risks

THE FUNDS' PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Small-Cap Stocks. The Fund invests mainly in a diversified portfolio of common stocks of small-cap companies to seek capital appreciation.
      Small-cap growth companies could include, for example, companies that are developing new products or services, that have relatively favorable prospects, or that are expanding into new and growing markets. They may provide new products or services that can enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies. Small-cap value companies meet valuation parameters (such as the P/E ratio) that may indicate that they are less expensive than other small-cap companies.
      The Manager currently defines small-capitalization issuers as those issuers having a market capitalization of up to $2.5 billion.  However, this definition of a "small-cap" issuer is subject to change.

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         What is a "small-cap" issuer?  Small-cap issuers are those issuers having a market capitalization of up to $2.5 billion.
--------------------------------------------------------------------------

Investing in Unseasoned Companies.  The Fund can invest in unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. Because these companies have a limited operating history and may be more dependent on the efforts of individual managers, their securities may have limited liquidity and their prices may be very volatile. The Fund currently does not intend to invest more than 20% of its net assets in these securities.

      Newer growth companies typically retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time after the Fund buys their stock.  However, the
      Fund does not have current income as a goal.

Portfolio Turnover. The Fund may engage in active and frequent trading to try to achieve its objective. Portfolio turnover affects brokerage costs the Fund pays and high portfolio turnover (for example over 100%) can increase the costs the Fund pays and reduce the performance of the
      Fund.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

Other Investment Strategies. To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Investments.  The Fund's investments are not limited only to small-cap issuers. Under normal market conditions, up to 20% of the assets of the
      Fund can be invested in securities of mid and large capitalization companies, if the Manager believes they offer opportunities for growth.

Other Equity Securities.  Equity securities include common stocks, as well as
      "equity equivalents" such as preferred stocks and securities convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt.  The Manager considers some convertible securities to be
      "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Special Risks of Initial Public Offerings (IPOs).   The Fund has no limit on
      the amount of its assets that can be invested in IPOs.  By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading.  The market for those securities may be unseasoned. The issuer may have a limited operating history.  These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them.  Many
      IPOs are by small- or micro-cap companies that are undercapitalized.

Risks of Foreign Investing. The Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's assets that may be invested in foreign securities, the Manager does not currently plan to invest significant amounts of the Fund's assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the
      Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%). Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
      Fund might use may be considered "derivative" investments.  The Fund does not expect to use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
      to. As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share price could fall.  Certain derivative investments held by the Fund might be illiquid.

   o  Hedging.  The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and securities indices. These are all referred to as "hedging instruments."  Some of these strategies would hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

      There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
      Fund's return.

Temporary Defensive and Interim Investments.   In times of unstable adverse
      market or economic conditions, the Fund can invest up to 100% of its total assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally they would be highly-rated commercial paper and money market instruments, U.S.
      government securities, and repurchase agreements. To the extent the
      Fund invests defensively in these securities, it might not achieve its investment objective.

Loans of Portfolio Securities.  The Fund has entered into a Securities
      Lending Agreement with JP Morgan Chase.  Under the agreement, securities of the Fund may be loaned to brokers, dealers and other financial institutions.  The Securities Lending Agreement provides that loans must be adequately collateralized and may be made only in conformity with the Fund's Securities Lending Guidelines, adopted by the Fund's Board of Trustees.  The value of the securities loaned may not exceed 25% of the value of the Fund's net assets.

How the Fund Is Managed

The Manager. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since January 1960.  The
Manager and its subsidiaries and controlled affiliates managed more than $130 billion in assets as of June 30, 2003, including other Oppenheimer funds, with more than 7 million shareholder accounts.  The Manager is located at 498
Seventh Avenue, New York, NY 10018.

Portfolio Managers.  The portfolio managers of the Fund are Charles Albers and Mark Zavanelli. Mr. Albers is a Vice President of the Fund, a
      Senior Vice President of the Manager and an officer and portfolio manager of other Oppenheimer funds. Mr. Zavanelli is a Vice President of the Fund and of the Manager.  Prior to joining the Manager in April
      1998, Mr. Albers was a portfolio manager at Guardian Investor Services
      (from 1972), the investment management subsidiary of The Guardian Life
      Insurance Company.  Before joining the Manager in April 1998, Mr.
      Zavanelli was a financial research analyst for Elder Research (from
      June 1997).

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million; 0.66% of the next $200 million; and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended June 30, 2003 was 0.69% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New
      Account Application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

   Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500.
      Before sending a wire, call the Distributor's Wire Department at
      1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

   o  Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.

o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
      Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.
      Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of
      Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

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Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------

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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
------------------------------------------------------------------------------
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
      Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information. Share certificates are only available for Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement
of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value.  In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

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                                           Front-End Sales
                          Front-End Sales  Charge As a
                          Charge As a      Percentage of     Concession As
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Less than $25,000             5.75%             6.10%             4.75%

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 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000

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 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000

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 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000

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 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000

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 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million

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Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of
      Accumulation" or a Letter of Intent, as described in "Reduced Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts"). Qualified retirement plans (other than single 401(k) plans, SEP and SIMPLE plans)
      are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first
      $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

------------------------------------------------------------------------------
The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor. The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the
      Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

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Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)

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0 - 1                                   5.0%

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1 - 2                                   4.0%

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2 - 3                                   3.0%

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3 - 4                                   3.0%

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4 - 5                                   2.0%

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5 - 6                                   1.0%

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More than 6                             None

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      In the table, a "year" is a 12-month period.  In applying the contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares.  It reimburses the  Distributor  for a portion of its costs incurred for services  provided to accounts that hold Class A shares.  Reimbursement  is made quarterly  at an annual rate of up to 0.25% of the average  annual net assets of
Class A shares of the Fund. The Distributor  currently uses all of those fees to pay dealers,  brokers,  banks and other  financial  institutions  quarterly  for providing  personal  service and maintenance of accounts of their customers that hold  Class A  shares.  With  respect  to  Class A shares  subject  to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the  Distributor  pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the  dealer.  During the first year the shares are sold to  grandfatherd  retirement  accounts,  the  Distributor  retains  the service  fee.  After  the  shares  have been  held by  grandfathered  retirement accounts  for a year,  the  Distributor  pays the  service  fee to  dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
has  adopted  Distribution  and  Service  Plans for Class B, Class C and Class N
shares to pay the Distributor  for its services and costs in distributing  Class
B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual  asset-based sales charge of 0.75% on Class B and
Class C shares  and 0.25% on Class N shares.  The  Distributor  also  receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

The  asset-based  sales  charge and service  fees  increase  Class B and Class C expenses  by 1.0% and  increase  Class N expenses by 0.50% of the net assets per year of the  respective  class.  Because  these  fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The  Distributor  uses the service  fees to  compensate  dealers  for  providing personal services for accounts that hold Class B, Class C or Class N shares. The
Distributor  normally  pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the  dealer.  After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.  The  Distributor  retains the  service  fees for  accounts  for which it renders the required personal services.

The Distributor currently pays a sales concession of 3.75% of the purchase price of  Class B  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based  sales  charge.  See the  Statement of  Additional  Information  for exceptions.

The Distributor currently pays a sales concession of 0.75% of the purchase price of  Class C  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class C shares  is  therefore
1.0% of the purchase price. The Distributor  normally pays the asset-based sales charge as an ongoing  concession  to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional  Information for exceptions.

The Distributor currently pays a sales concession of 0.75% of the purchase price of  Class N  shares  to  dealers  from  its own  resources  at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class N shares  is  therefore
1.0% of the purchase  price.  The Distributor  normally  retains the asset-based sales charge on Class N shares. See the Statement of Additional  Information for exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link your Fund account with an  account  at a U.S.  bank  or  other  financial  institution.  It  must be an
Automated Clearing House (ACH) member. AccountLink lets you:
o    transmit funds  electronically  to purchase shares by telephone  (through a service  representative  or by  PhoneLink)  or  automatically  under  Asset
     Builder Plans, or
o    have the Transfer Agent send redemption  proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change  of  bank  account  information  must  be  made  by  signature-guaranteed instructions  to the  Transfer  Agent  signed  by all  shareholders  who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables shareholders to perform a number of account  transactions  automatically using a touch-tone  phone.  PhoneLink  may be used on  already-established  Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.

Purchasing Shares.  You may purchase  shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging  Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can  exchange  shares  automatically  by phone  from  your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone  automatically by calling the
     PhoneLink  number  and the Fund will  send the  proceeds  directly  to your
     AccountLink  bank account.  Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send  requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.225.5677 for information about which transactions may be handled this way.  Transaction  requests  submitted  by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account  balance,  on the  OppenheimerFunds  Internet  website,  at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed  in  the  account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform  account  transactions or obtain  account  information  online,  you must  first  obtain a user  I.D.  and password  on  that  website.  If  you do  not  want  to  have  Internet  account transaction  capability  for your  account,  please call the  Transfer  Agent at
1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares  automatically  or exchange them to another  OppenheimerFunds account on a regular  basis.  Please  call the  Transfer  Agent or  consult  the
Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you  redeem  some or all of your Class A or Class B shares of the Fund,  you have up to six  months to  reinvest  all or part of the redemption  proceeds  in Class A shares of the Fund or other  Oppenheimer  funds without  paying a sales charge.  This  privilege  applies only to Class A shares that you purchased  subject to an initial sales charge and to Class A or Class B shares on which you paid a  contingent  deferred  sales charge when you redeemed them.  This privilege does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the  Distributor  for this  privilege  when  you  send  your payment.

RETIREMENT  PLANS.  You may buy  shares  of the Fund for  your  retirement  plan account.  If you  participate  in a plan  sponsored by your  employer,  the plan trustee  or  administrator  must buy the  shares  for  your  plan  account.  The
Distributor also offers a number of different  retirement plans that individuals and employers can use:
Individual Retirement  Accounts  (IRAs).  These include regular IRAs, Roth IRAs,
     SIMPLE IRAs and rollover IRAs.
SEP-IRAs.  These are  Simplified  Employee  Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These  are  tax-deferred  plans for  employees  of
     eligible  tax-exempt   organizations,   such  as  schools,   hospitals  and
     charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and  Profit-Sharing  Plans.  These plans are designed for businesses and self-employed individuals.

     Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

 How to Sell Shares

You can sell  (redeem)  some or all of your shares on any regular  business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the  procedures described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter or by  telephone.  You can also set up Automatic
Withdrawal  Plans to redeem  shares on a regular  basis.  If you have  questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement plan  account,  please call the Transfer  Agent first,  at  1.800.225.5677,  for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud,  the  following  redemption  requests  must be in  writing  and must include a signature  guarantee (although there may be other situations that also require a signature guarantee):
o    You wish to redeem more than $100,000 and receive a check
o    The  redemption  check is not  payable  to all  shareholders  listed on the account statement
o    The  redemption  check is not sent to the address of record on your account statement
o    Shares are being  transferred  to a Fund account with a different  owner or name
o    Shares are being  redeemed by someone (such as an Executor)  other than the owners.

WhereCan You Have Your  Signature  Guaranteed?  The Transfer Agent will accept a guarantee  of  your  signature  by  a  number  of  financial  institutions, including:
o    a U.S. bank, trust company, credit union or savings association,
o    a foreign bank that has a U.S. correspondent bank,
o    a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or
o    a U.S. national securities exchange, a registered securities association or a  clearing  agency.  If  you  are  signing  on  behalf  of a  corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan  Accounts.  There are  special  procedures  to sell shares in an
     OppenheimerFunds  retirement  plan account.  Call the Transfer  Agent for a distribution  request form.  Special  income tax  withholding  requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption  request to avoid delay in getting your money and if you do not want tax  withheld.  If your employer  holds your  retirement plan account for you in the name of the plan, you must ask the plan trustee or  administrator  to  request  the sale of the Fund  shares  in your  plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:

o    Your name
o    The Fund's name
o    Your Fund account number (from your account statement)
o    The dollar amount or number of shares to be redeemed
o    Any special payment instructions
o    Any share certificates for the shares you are selling
o    The  signatures  of  all  registered  owners  exactly  as  the  account  is registered, and
o    Any special  documents  requested  by the Transfer  Agent to assure  proper authorization of the person asking to sell the shares.

Send courier or express mail
                          requests to:
 Use the following        OppenheimerFun
 address for              Services
 requests by mail:        10200 E. Girar
 OppenheimerFunds         Avenue,
 Services                 Building D    ds
 P.O. Box 5270            Denver,
 Denver, Colorado 80217   Colorado 80231d

                         ------------------------------------------------------

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions.  For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the
      Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of the
      Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
o     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.  All accounts under common ownership or control within the Oppenheimer funds complex may be counted together for purposes of determining market timing with respect to any exchange involving this Fund.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account valued at less than $500. The fee is automatically deducted from accounts annually on or about the second to last business day of September. See the Statement of Additional
      Information, or existing shareholders may visit the OppenheimerFunds website, to learn how you can avoid this fee and for circumstances when this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the Transfer
      Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange
      Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
Customer Identification Program.  Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your
      Social Security number, employer identification number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer Agent may use this information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.
      Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

   Dividends.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income on an annual  basis and to pay them to shareholders  in  December  on a date  selected  by  the  Board  of  Trustees.
Dividends and distributions  paid to Class A and Class Y shares will generally be  higher  than  dividends  for Class B,  Class C and  Class N shares,  which normally  have  higher  expenses  than  Class A and  Class  Y. The Fund has no fixed  dividend  rate and cannot  guarantee  that it will pay any dividends or distributions.

----------------------------------------

----------------------------------------

Capital  Gains.  The Fund may  realize  capital  gains on the sale of  portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions  of dividends  and capital  gains  following the end of its fiscal year.  There  can be no  assurance  that the Fund  will  pay any  capital  gains distributions in a particular year.

WHAT  CHOICES  DO YOU  HAVE FOR  RECEIVING  DISTRIBUTIONS?  When  you open  your account,  specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All  Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest   Dividends  or  Capital   Gains.   You  can  elect  to  reinvest  some
     distributions  (dividends,  short-term  capital gains or long-term  capital gains  distributions)  in the  Fund  while  receiving  the  other  types of distributions  by check or having  them sent to your bank  account  through
     AccountLink.

Receive All  Distributions  in Cash.  You can  elect to  receive a check for all dividends  and capital gains  distributions  or have them sent to your bank through AccountLink.

Reinvest  Your  Distributions  in  Another  OppenheimerFunds  Account.  You  can
     reinvest  all  distributions  in  the  same  class  of  shares  of  another
     OppenheimerFunds account you have established.

TAXES.  If your shares are not held in a tax-deferred  retirement  account,  you should be aware of the  following  tax  implications  of  investing in the Fund.
Distributions  are subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net investment income are taxable as ordinary  income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your  shares.  Whether you  reinvest  your  distributions  in additional shares or take them in cash, the tax treatment is the same.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received  in the  previous  year.  Any long-term capital gains will be separately identified in the tax information the
Fund sends you after the end of the calendar year.

Avoid"Buying a  Dividend."  If you buy shares on or just before the  ex-dividend date, or just before the Fund declares a capital  gains  distribution,  you will pay the full price for the  shares  and then  receive a portion of the price back as a taxable dividend or capital gain.

Remember,  There May be Taxes on  Transactions.  Because the Fund's share prices fluctuate,  you may have a capital  gain or loss when you sell or  exchange your shares. A capital gain or loss is the difference between the price you paid for the shares  and the price you  received  when you sold  them.  Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases,  distributions  made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial  Highlights  Table is presented to help you  understand the Fund's financial  performance since inception.  Certain information  reflects financial results for a single Fund share.  The total  returns in the table  represent the rate that an investor  would have earned (or lost) on an  investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been  audited by Deloitte  &  Touche LLP, the Fund's  independent  auditors, whose report,  along with the Fund's  financial  statements,  is included in the
Statement of Additional Information, which is available on request.

INANCIAL HIGHLIGHTS

CLASS A            Year Ended June 30,
2003         2002           2001         2000 1
--------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                            $ 15.12
$ 15.02        $ 14.77      $ 10.00
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss
(.08)        (.08)          (.08)        (.06)
 Net realized and unrealized gain (loss)
(.26)         .19           1.12         4.85

---------------------------------------------------
 Total from investment operations
(.34)         .11           1.04         4.79
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain
--         (.01)          (.79)        (.02)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period
$14.78       $15.12         $15.02       $14.77

===================================================

--------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2
(2.25)%       0.71%          7.66%       47.98%

--------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                       $584,052
$512,337       $294,780     $141,721
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $490,057
$386,221       $205,916     $ 75,295
--------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss
(0.59)%      (0.50)%        (0.60)%      (0.82)%
 Expenses, gross
1.39%        1.37%          1.28%        1.50%
 Expenses, net                                                      1.36%
4,5    1.37% 4        1.28% 4      1.50% 4
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate
117%         134%           181%         108%

1. For the period from August 2, 1999 (inception of offering) to June 30,
2000.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year. Returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

38 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS B            Year Ended June 30,                      2003
2002            2001           2000 1
---------------------------------------------------------------------------------------------------------------

Per Share Operating Data

Net asset value, beginning of period                      $14.79
$14.80          $14.68         $10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                         (.14)
(.12)           (.14)          (.11)
Net realized and unrealized gain (loss)                     (.30)
..12            1.05           4.81

-----------------------------------------------------
Total from investment operations                            (.44)
--             .91           4.70
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                          --
(.01)           (.79)          (.02)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $14.35
$14.79          $14.80         $14.68

=====================================================

---------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         (2.98)%
(0.02)%          6.79%         47.08%

---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                $330,174
$285,102        $177,479        $99,060
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $268,057
$218,939        $128,350        $51,951
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                        (1.34)%
(1.25)%         (1.36)%        (1.53)%
Expenses, gross                                             2.21%
2.12%           2.05%          2.21%
Expenses, net                                               2.11% 4,5
2.12% 4         2.05% 4        2.21% 4
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      117%
134%            181%           108%

1. For the period from August 2, 1999 (inception of offering) to June 30,
2000.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year. Returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

39 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued

CLASS C            Year Ended June 30,             2003
2002           2001           2000 1
------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period           $ 14.79       $ 14.81
$ 14.68        $ 10.00
------------------------------------------------------------------------------------------------------
 Income (loss) from investment
operations:
 Net investment loss                               (.13)
(.10)          (.13)          (.10)
 Net realized and unrealized gain (loss)           (.30)
..09           1.05           4.80

------------------------------------------------------
 Total from investment operations                  (.43)
(.01)           .92           4.70
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Distributions from net realized gain                --
(.01)          (.79)          (.02)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $14.36        $14.79
$14.81         $14.68

=====================================================

------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2               (2.91)%
(0.09)%         6.86%         47.08%

------------------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in thousands)      $238,717      $186,108
$89,814        $43,695
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $186,380      $127,393
$60,762        $21,984
------------------------------------------------------------------------------------------------------
 Ratios to average net assets:
3
 Net investment loss                              (1.30)%
(1.23)%        (1.36)%        (1.54)%
 Expenses, gross                                   2.07%
2.12%          2.05%          2.21%
 Expenses, net                                     2.07% 4       2.12%
4        2.05% 4        2.21% 4
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            117%
134%           181%           108%

1. For the period from August 2, 1999 (inception of offering) to June 30,
2000.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year. Returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

40 | OPPENHEIMER MAIN STREET SMALL CAP FUND

CLASS N            Year Ended June 30,                    2003
2002      2001 1
----------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                   $15.05
$15.00    $13.53
----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                      (.11)
(.12)     (.02)
 Net realized and unrealized gain (loss)                  (.25)
..18      1.49

--------------------------------
 Total from investment operations                         (.36)
..06      1.47
----------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                       --
(.01)       --
----------------------------------------------------------------------------------------
 Net asset value, end of period                         $14.69
$15.05    $15.00

================================

----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                      (2.39)%
0.38%    10.87%

----------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $41,474
$14,557      $995
----------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $24,417      $
5,924      $445
----------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                     (0.83)%
(0.66)%   (0.76)%
 Expenses, gross                                          1.64%
1.65%     1.59%
 Expenses, net                                            1.60% 4,5    1.65%
4   1.59% 4
----------------------------------------------------------------------------------------
 Portfolio turnover rate                                   117%
134%      181%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year. Returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

41 | OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued

CLASS Y            Year Ended June 30,             2003        2002
2001         2000 1
------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period            $15.27      $15.11      $
14.82      $ 10.00
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment loss                               (.07)       (.10)
(.05)        (.04)
 Net realized and unrealized gain (loss)           (.17)        .27
1.13         4.88

--------------------------------------------
 Total from investment operations                  (.24)        .17
1.08         4.84
------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
shareholders:
 Distributions from net realized gain                --        (.01)
(.79)        (.02)
------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $15.03      $15.27
$15.11       $14.82

=============================================

------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2               (1.57)%      1.11%
7.90%       48.48%

------------------------------------------------------------------------------------------------
 Ratios/Supplemental
Data

 Net assets, end of period (in thousands)        $7,637      $1,619
$2           $1
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $3,460       $ 813
$2           $1
------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3

 Net investment income (loss)                      0.00%       0.01%
(0.23)%      (0.37)%
 Expenses, gross                                   0.79%       0.97%
0.89%        1.18%
 Expenses, net                                     0.79% 4     0.93% 4,5
0.89% 4      1.18% 4
------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            117%        134%
181%         108%

1. For the period from August 2, 1999 (inception of offering) to June 30,
2000.

2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year. Returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares.

3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------

INFORMATION AND SERVICES                 Call OppenheimerFunds Services
                                         toll-free:
For More Information on Oppenheimer      1.800.CALL OPP (225.5677)
Main Street Small Cap Fund(R)
The following additional information
about the Fund is available without
charge upon request:

STATEMENT  OF  ADDITIONAL   INFORMATION.   This  document  includes   additional
information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  Prospectus  (which means it is legally part of this Prospectus).

ANNUAL  AND  SEMI-ANNUAL  REPORTS.   Additional  information  about  the  Fund's
investments  and  performance is available in the Fund's Annual and  Semi-Annual
Reports to  shareholders.  The Annual  Report  includes a  discussion  of market conditions  and investment  strategies  that  significantly  affected the Fund's performance during its last fiscal year.

How to Get  More  Information  You  can  request  the  Statement  of  Additional
Information,  the Annual and  Semi-Annual  Reports,  the notice  explaining  the
Fund's privacy policy and other information about the Fund or your account:

By Telephone:

                               -------------------------------------------------
------------------------------------------------------------------------------

By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270

------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can send us a request by e-mail or read or
                              down-load documents on the OppenheimerFunds
                              website: www.oppenheimerfunds.com
                                       ------------------------

------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-09333
PR0847.001.0803
Printed on recycled paper

                          APPENDIX TO PROSPECTUS OF
                   Oppenheimer Main Street Small Cap Fund(R)

      Graphic Material included in the Prospectus of Oppenheimer Main Street
Small Cap Fund(R)"Annual Total Returns (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Main
Street Small Cap Fund(R)depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the two most recent calendar year ends, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

 Calendar
 Oppenheimer Main Street
 Year

 Small Cap Fund(R)

 Ended
 -----
 Class A Shares
 --------------

 12/31/00
 10.15%
 12/31/01
 12.93%
 12/31/02
 -15.98%

Oppenheimer Main Street Small Cap Fund(R)
6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated August 22, 2003

      This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated August 22, 2003. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the
Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Investment Restrictions............................................
How the Fund is Managed ...............................................
    Organization and History...........................................
    Trustees and Officers of the Fund..................................
    The Manager........................................................
Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund
Independent Auditors' Report...........................................
Financial Statements...................................................

Appendix A: Industry Classifications................................... A-1
Appendix B: Special Sales Charge Arrangements and Waivers.............. B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

      |X| Investments in Small-Cap Equity Securities. The Fund focuses its investments in equity securities of small market capitalization ("small cap")
growth and/or undervalued U.S. companies. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments primarily include stocks of companies having a market capitalization of up to $2.5 billion.

      The Fund can also hold a portion of its assets in securities of issuers having a larger market capitalization. Although under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities having small market capitalization, at times, in the Manager's view, the market may favor or disfavor securities of issuers of a particular capitalization range.

      Current income is not a criterion used to select portfolio securities.
However, certain debt securities may be selected for the Fund's portfolio for defensive purposes (including debt securities that the Manager believes may offer some opportunities for capital appreciation when stocks are disfavored). Other debt securities may be selected because they are convertible into common stock, as discussed below in "Convertible Securities."

            |_|   Over-the-Counter Securities. Securities of small-cap
issuers may be traded on securities exchanges or in the over-the-counter market. The over-the-counter markets, both in the U.S. and abroad, may have less liquidity than securities exchanges. That can affect the price the Fund is able to obtain when it wants to sell a security.

      Small-cap companies may offer greater opportunities for capital appreciation than securities of large, more established companies. However, these securities also involve greater risks than securities of larger companies. Securities of small-cap issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies.
Therefore, to the degree that the Fund has investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more. As noted below, the Fund limits its investments in unseasoned small cap issuers.

            |_|   Convertible Securities. While some convertible securities
are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible debt securities than in the case of non-convertible fixed debt income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
               (considering the effect of conversion of the convertible
               securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
               appreciation in the price of the issuer's common stock.

      Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      The Fund has no limitations on the ratings of the convertible debt securities that it can buy. They can include securities that are investment grade or below investment grade. Securities that are below investment grade
(whether they are rated by a nationally-recognized rating organization or are unrated securities that the Manager deems to be below investment grade) have greater risks of default than investment grade securities. Additionally, debt securities are subject to interest rate risk. Their values tend to fall when interest rates rise. The Fund does not anticipate that it will invest a substantial amount of its assets in these types of securities.

            |_|   Rights and Warrants. The Fund can invest up to 5% of its
total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

            |_|   Preferred Stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid on the issuer's common stock. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing calls or redemptions prior to maturity, which can also have a negative impact on prices when interest rates decline. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      |X|   Foreign Securities. Although the Fund intends to focus its investments in U.S. securities, it can purchase equity securities issued or guaranteed by foreign companies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the
United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

            |_|   Risks of Foreign Investing. Investments in foreign
securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
               domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
               U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or
               adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.
      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

            |_|   Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in
Europe, Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

      |X|   Passive Foreign Investment Companies.  The Fund may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds also may be PFICs.

      The Fund is subject to certain percentage limitations under the
Investment Company Act of 1940 (the "Investment Company Act") relating to the purchase of securities of investment companies, and, consequently, the Fund may have to subject any of its investment in other investment companies, including PFICs, to the limitation that no more than 10% of the value of the
Fund's total assets may be invested in such securities. In addition to bearing their proportionate share of a fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

      |X|   Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.
For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100% annually. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of 100% or more. Portfolio turnover rates for the fiscal year ended June 30, 2001 reflect a period effected by extreme economic and market factors. By comparison, portfolio turnover rates for the fiscal year ended June 30, 2003 reflect a period of increased economic and market stability.

     Increased portfolio turnover creates higher brokerage and transaction costs for the Fund,  which may  reduce  its  overall  performance.  Additionally,  the realization  of capital gains from selling  portfolio  securities  may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally  distribute  all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund from time to time can employ the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

      |X|   Investing in Unseasoned Companies. The Fund can invest in
securities of unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They might have a limited trading market, which could adversely affect the Fund's ability to dispose of them and could reduce the price the
Fund might be able to obtain for them. Other investors that own a security issued by an unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently does not intend to invest more than 20% of its net assets in those securities.

      |X|   Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days (the Board may increase that limit to 15%). There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X|   Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the
Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X|   Loans of Portfolio Securities.  The Fund may lend its portfolio securities to brokers, dealers and other financial institutions pursuant to the Securities Lending Agreement (the "Securities Lending Agreement") with JP
Morgan Chase, subject to the restrictions stated in the Prospectus. Under the
Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay to JP Morgan Chase, as agent, amounts demanded by the
Fund if the demand meets the terms of the letter. Such terms of the letter of credit and the issuing bank must be satisfactory to JP Morgan Chase and the
Fund. The Fund will receive, pursuant to the Securities Lending Agreement,
80% of all annual net income (i.e., net of rebates to the Borrower) from securities lending transactions. JP Morgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for expenses relating to securities lending. The Fund will be responsible, however, for risks associated with the investment of cash collateral, including the risk that the issuer of the security in which the cash collateral has been invested defaults. The Securities Lending Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days' written notice. The terms of the Fund's loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. The
Fund will lend its portfolio securities in conformity with the Fund's
Securities Lending Guidelines, as adopted by the Fund's Board.

       |  Borrowing.  The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

       Notwithstanding interfund borrowing described below, currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets
(including the amount borrowed) less all liabilities and indebtedness other than borrowing, except that a fund may borrow up to 5% of its total assets for temporary purposes from any person.  Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.  As a matter of fundamental policy, the Fund is authorized to borrow up to 33 1/3% of its total assets.
During periods of substantial borrowings, the value of the Fund's assets would be reduced due to the added expense of interest on borrowed monies.
The Fund is authorized to borrow, and to pledge assets to secure such borrowings, up to the maximum extent permissible under the Investment Company
Act (i.e., presently 50% of net assets).  Any such borrowing will be made only pursuant to the requirements of the Investment Company Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.

      If the value of a Fund's assets, so computed, should fail to meet the
300% asset coverage requirement, the Fund is required, within three days thereafter (not including Sundays and holidays) to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.  Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings.  If it does borrow, its expenses will be greater, other things being equal, than comparable funds that do not borrow.  Since substantially all of a Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of a Fund correspondingly will tend to increase and decrease more when the Fund's assets increase or decrease in value than would otherwise be the case.

      |X|   Interfund Borrowing and Lending Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the
Securities and Exchange Commission ("SEC"), the Fund may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex.
Borrowing money from affiliated funds may afford the Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments.  Implementation of interfund lending is being accomplished consistent with applicable regulatory requirements, including the provisions of the SEC order.

o     Interfund Borrowing. The Fund will not borrow from affiliated funds unless the terms of the borrowing arrangement are at least as favorable as the terms the Fund could otherwise negotiate with a third party.  To assure that the Fund will not be disadvantaged by borrowing from an affiliated fund, certain safeguards are being implemented.  Examples of these safeguards include the following:
o     the Fund will not borrow money from affiliated funds unless the interest rate is more favorable than available bank loan
               rates;
o     the Fund's borrowing from affiliated funds must be consistent with its investment objective and investment policies;
o     the loan rates will be the average of the overnight repurchase agreement rate available through the OppenheimerFunds joint repurchase agreement account and a pre-established formula based on quotations from independent banks to approximate the lowest interest rate at which bank loans would be available to the Fund;
o     if the Fund has outstanding borrowings from all sources greater than
               10% of its total assets, then the Fund must secure each
               additional outstanding interfund loan by segregating liquid assets of the Fund as collateral;
o     the Fund cannot borrow from an affiliated fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the Trustees will be provided with a report of all interfund loans and the Trustees will monitor all such borrowings to ensure that the Fund's participation is appropriate.

      There is a risk that a borrowing fund could have a loan called on one days' notice.  In that circumstance, the Fund might have to borrow from a bank at a higher interest cost if money to lend were not available from another Oppenheimer fund.

o     Interfund Lending. To assure that the Fund will not be disadvantaged by making loans to affiliated funds, certain safeguards are being implemented.
Examples of these safeguards include the following:

o     the Fund will not lend money to affiliated funds unless the interest rate on such loan is determined to be reasonable under the circumstances;
o     the Fund may not make interfund loans in excess of 15% of its net assets;
o     an interfund loan to any one affiliated fund shall not exceed 5% of the
               Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the Manager will provide the Trustees reports on all interfund loans demonstrating that the Fund's participation is appropriate and that the loan is consistent with its investment objectives and policies.

      When the Fund  lends  assets to  another  affiliated  fund,  the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

      |X|   Derivatives. The Fund can invest in a variety of derivative investments to seek income for liquidity needs or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

      Some of the derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities"
of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X|   Hedging.  The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:
         |_|      sell futures contracts,
         |_|      buy puts on futures or on securities, or
|_|   write covered calls on securities or futures. Covered calls can also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:
         |_|      buy futures, or
         |_|      buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund. The Fund cannot purchase securities on margin. However, the Fund can make margin deposits in connection with any of the hedging instruments permitted by any of its other policies.

           |_| Futures. The Fund can buy and sell futures contracts that
relate to (1) broadly-based stock indices (these are called "stock index futures"), (2) other broadly-based securities indices (these are referred to as "financial futures") and (3) foreign currencies (these are referred to as
"forward contracts").

      A broadly-based stock index is used as the basis for trading stock index futures. In some cases an index may be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

            |_| Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

            |_| Writing Covered Call Options. The Fund can write (that is,
sell) calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call, it receives cash (a premium). In writing calls on a security, the Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it also receives a premium. If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets on its books. The Fund will identify additional liquid assets on its books to cover the call if the value of the identified assets drops below 100% of the current value of the future.
Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

            |_| Writing Put Options. The Fund can sell put options. A put
option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than
50% of the Fund's net assets would be required to be identified on the Fund's books to cover such put options.

      If the Fund writes a put, the put must be covered by segregated liquid assets. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

            |_| Purchasing Calls and Puts. The Fund can purchase calls to
protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

            |_| Buying and Selling Options on Foreign Currencies. The Fund
can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

            |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

            |_| Forward Contracts. Forward contracts are foreign currency
exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency. When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.

      Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the
U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

            |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

            |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as
"Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60%
long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the
Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade,

which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

      |X|   Temporary Defensive and Interim Investments. When market
conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can buy:
|_|   high-quality (rated in the top rating categories of
            nationally-recognized rating organizations or deemed by the
            Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
|_|   commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top rating category of a nationally recognized rating organization,
|_|   debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by
            Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those
            categories,
|_|   preferred stocks,
|_|   certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
|_|   repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o  67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies?

The following investment restrictions are fundamental policies of the Fund.

      o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

      o The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt securities or similar evidences of indebtedness, (c) through an interfund-lending program with other affiliated funds, and (d) through repurchase agreements.
      o The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets.  The Fund may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowing at all times in the manner set forth in the Investment Company Act of 1940.
      o The Fund cannot concentrate investments. That means it cannot invest
25% or more of its total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction.
      o The Fund cannot invest in real estate or in interests in real estate.
However, the Fund can purchase securities of companies holding real estate or interests in real estate.
      o The Fund cannot invest in physical commodities or physical commodity contracts or buy securities for speculative short-term purposes. However, the
Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It can also buy and sell options, futures, securities or other instruments backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.
      o The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act of 1933 when reselling any securities held in its own portfolio.
      o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

|X| Does the Fund Have Other Restrictions that are Not Fundamental Policies?

      The Fund has an additional restriction on its investment policies that is not fundamental, which means that it can be changed by the Board of
Trustees, without obtaining shareholder approval.

o     As a non-fundamental investment policy, the Fund can invest all of its assets in the securities of a single open-end management investment company for which the Manager, one of its subsidiaries or a successor is the investment advisor or sub-advisor. That fund must have substantially the same fundamental investment objective, policies and limitations as the Fund. This non-fundamental policy that permits the Fund to invest its assets in an open-end management investment company would permit the fund to adopt a
"fund-of-funds" or "master-feeder" structure. This could enable the Fund to take advantage of potential operational and cost efficiencies in either a fund-of-funds or master-feeder structure. The Fund has no present intention of adopting a fund-of-funds or master-feeder structure. If it did so, the
Prospectus and this Statement of Additional Information would be revised accordingly.
|X|
      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an on-going basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. That is not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in 1999.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The
Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

|X|   Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy by record shareholders at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the
Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The
Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the
Fund's Declaration of Trust.

The Board of Trustees has an Audit Committee and a Review Committee.  The
members of the Audit Committee are Edward L. Cameron (Chairman), William L.
Armstrong, George C. Bowen and Robert J. Malone. The Audit Committee held 7 meetings during the fiscal year ended June 30, 2003. The Audit Committee furnishes the Board with recommendations regarding the selection of the
Fund's independent auditors. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls;  (iii) review reports from the Manager's Internal
Audit Department; (iv) maintaining a separate line of communication between the Fund's independent auditors and its Independent Trustees; and (v)
exercise all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Fund's independent auditors and the pre-approval of the performance by the Fund's independent auditors of any non-audit service, including tax service, for the
Fund that is not prohibited by the Sarbanes-Oxley Act.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose considering potential nominees.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Beverly Hamilton and F. William Marshall, Jr.
The Review Committee held 6 meetings during the fiscal year ended June 30,
2003. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.  The
Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company Act and other applicable law.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an "Independent Trustee," as defined in the Investment Company
Act. Mr. Murphy is an "Interested Trustee," because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a
Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board II Funds (defined below) for which he is a trustee or director.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following
Oppenheimer funds (except for Mrs. Hamilton and Mr. Malone, who are not
Trustees of Oppenheimer Senior Floating Rate Fund and Mr. Murphy is not a
Trustee or Managing General Partner of any of the Centennial trusts)
(referred to as "Board II Funds"):

Oppenheimer Cash Reserves                Oppenheimer Select Managers
Oppenheimer Champion Income Fund         Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund          Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund              Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund      Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds              Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.      Centennial California Tax Exempt Trust
Oppenheimer   Main  Street   Opportunity
Fund                                     Centennial Government Trust
Oppenheimer Main Street Small Cap Fund   Centennial Money Market Trust
Oppenheimer Municipal Fund               Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund              Centennial Tax Exempt Trust

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted, Zack, Albers and
Zavanelli, and Mses. Bechtolt, Feld and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board II
Funds as with the Fund. As of July 28, 2003, the Trustees and officers of the
Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the
Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, each Independent Trustee, and his family members, do not own securities of either the Manager or
Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or
Distributor.

-------------------------------------------------------------------------------------

|X|  Affiliated Transactions and Material Business  Relationships.  In 2001, Mr.
     Swain   surrendered   for   cancellation   60,000  options  of  Oppenheimer
     Acquisition  Company  ("OAC") (the  Manager's  parent  holding  company) to
     MassMutual for a cash payment of $2,700,600.

     Mr. Swain has reported that he sold a residential  property to Mr. Freedman on October 23, 2001 for $1.2 million.  An independent  appraisal of the property supported the sale price.

    Independent
     Trustees

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

James C. Swain,     Formerly,  Chief Executive Officer (until    Over    Over
Chairman and        August  27,  2002) of the Board II Funds,  $100,000  $100,000
Trustee since 1999  Vice Chairman  (until January 2, 2002) of
Age: 69             the Manager and  President and a director
                    (until   1997)   of   Centennial    Asset
                    Management  Corporation  (a  wholly-owned
                    investment  advisory  subsidiary  of  the
                    Manager).  Oversees 43  portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.          Chairman   of   the   following   private $0         $50,001-
Armstrong,          mortgage banking companies:  Cherry Creek            $100,000
Vice Chairman and   Mortgage     Company     (since    1991),
Trustee since 1999  Centennial  State Mortgage Company (since
Age: 66             1994),   The  El  Paso  Mortgage  Company
                    (since   1993),    Transland    Financial
                    Services,  Inc. (since 1997); Chairman of
                    the following  private  companies:  Great
                    Frontier  Insurance   (insurance  agency)
                    (since    1995),     Ambassador     Media
                    Corporation and Broadway  Ventures (since
                    1984);   a  director  of  the   following
                    public  companies:   Helmerich  &  Payne,
                    Inc.  (oil  and  gas  drilling/production
                    company)  (since 1992) and  UNUMProvident
                    (insurance  company)  (since  1991).  Mr.
                    Armstrong is also a  Director/Trustee  of
                    Campus   Crusade   for   Christ  and  the
                    Bradley  Foundation.  Formerly a director
                    of  the  following:   Storage  Technology
                    Corporation  (a  publicly-held   computer
                    equipment company)  (1991-February 2003),
                    and  International  Family  Entertainment
                    (television     channel)     (1992-1997),
                    Frontier Real Estate,  Inc.  (residential
                    real estate brokerage)  (1994-1999),  and
                    Frontier Title (title  insurance  agency)
                    (1995-June    1999);   a   U.S.   Senator
                    (January  1979-January 1991). Oversees 43
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,     Formerly,  Director and President of A.G. $0         Over
Trustee since 1999  Edwards  Capital,  Inc.  (General Partner            $100,000
Age: 72             of private equity funds) (until  February
                    2001);  Chairman,   President  and  Chief
                    Executive   Officer   of   A.G.   Edwards
                    Capital,  Inc.  (until March 2000);  Vice
                    Chairman  and  Director of A.G.  Edwards,
                    Inc. and Vice Chairman of A.G.  Edwards &
                    Sons,   Inc.   (its   brokerage   company
                    subsidiary) (until March 1999);  Chairman
                    of A.G.  Edwards Trust Company and A.G.E.
                    Asset  Management   (investment  advisor)
                    (until  March   1999);   and  a  Director
                    (until  March  2000)  of A.G.  Edwards  &
                    Sons  and  A.G.  Edwards  Trust  Company.
                    Oversees    43    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Formerly (until April 1999):  Senior Vice $10,001 -  Over
Trustee since 1999  President   (from   September  1987)  and $50,000    $100,000
Age:  65            Treasurer   (from   March  1985)  of  the
                    Manager;  Vice President (from June 1983)
                    and  Treasurer   (since  March  1985)  of
                    OppenheimerFunds   Distributor,  Inc.  (a
                    subsidiary of the  Manager);  Senior Vice
                    President    (since    February    1992),
                    Treasurer  (since  July  1991)  Assistant
                    Secretary and a director  (since December
                    1991)  of  Centennial   Asset  Management
                    Corporation;    Vice   President   (since
                    October 1989) and Treasurer  (since April
                    1986)  of  HarbourView  Asset  Management
                    Corporation   (an   investment   advisory
                    subsidiary  of the  Manager);  President,
                    Treasurer    and   a    director    (June
                    1989-January  1990) of Centennial Capital
                    Corporation   (an   investment   advisory
                    subsidiary   of   the   Manager);    Vice
                    President  and  Treasurer  (since  August
                    1978) and  Secretary  (since  April 1981)
                    of   Shareholder   Services,    Inc.   (a
                    transfer   agent    subsidiary   of   the
                    Manager);  Vice President,  Treasurer and
                    Secretary   (since   November   1989)  of
                    Shareholder  Financial Services,  Inc. (a
                    transfer   agent    subsidiary   of   the
                    Manager);   Assistant   Treasurer  (since
                    March  1998) of  Oppenheimer  Acquisition
                    Corp.      (the     Manager's      parent
                    corporation);  Treasurer  (since November
                    1989)    of    Oppenheimer    Partnership
                    Holdings,   Inc.   (a   holding   company
                    subsidiary   of   the   Manager);    Vice
                    President  and   Treasurer   (since  July
                    1996)   of    Oppenheimer    Real   Asset
                    Management,  Inc. (an investment advisory
                    subsidiary   of   the   Manager);   Chief
                    Executive  Officer  and  director  (since
                    March  1996)  of  MultiSource   Services,
                    Inc. (a  broker-dealer  subsidiary of the
                    Manager);  Treasurer (since October 1997)
                    of  OppenheimerFunds  International  Ltd.
                    and  Oppenheimer   Millennium  Funds  plc
                    (offshore  fund  management  subsidiaries
                    of the  Manager).  Oversees 43 portfolios
                    in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,  A  member  of The  Life  Guard  of  Mount $10,001 -  $50,001-
Trustee since 1999  Vernon,  George  Washington's home (since $50,000    $100,000
Age: 64             June  2000).  Formerly  (March 2001 - May
                    2002)  Director of Genetic  ID, Inc.  and
                    its   subsidiaries   (a  privately   held
                    biotech   company);    a   partner   with
                    PricewaterhouseCoopers      LLP     (from
                    1974-1999)  (an   accounting   firm)  and
                    Chairman    (from    1994-1998),    Price
                    Waterhouse    LLP    Global    Investment
                    Management   Industry   Services   Group.
                    Oversees    43    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Chairman  and  Director  (since  1998) of $0         Over
Trustee since 1999  Rocky    Mountain   Elk   Foundation   (a            $100,000
Age:  61            not-for-profit    foundation);    and   a
                    director  (since  October  1999)  of P.R.
                    Pharmaceuticals    (a   privately    held
                    company) and  UNUMProvident (an insurance
                    company)  (since June 1, 2002).  Formerly
                    Chairman  and a director  (until  October
                    1996) and President  and Chief  Executive
                    Officer   (until  October  1995)  of  the
                    Manager;   President,   Chief   Executive
                    Officer  and a  director  of  Oppenheimer
                    Acquisition Corp.,  Shareholders Services
                    Inc.    and    Shareholder     Financials
                    Services,   Inc.  (until  October  1995).
                    Oversees    43    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director    of    Colorado    Uplift   (a Over       Over
Trustee since 1999  non-profit   charity)  (since   September $100,000   $100,000
Age: 62             1984).  Formerly (until October 1994) Mr.
                    Freedman   held   several   positions  in
                    subsidiary  or  affiliated  companies  of
                    the Manager.  Oversees 43  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly          L. Trustee   (since   1996)  of   MassMutual $0         $10,001-$50,000
Hamilton,           Institutional  Funds  and of  MML  Series
Trustee since 2002  Investment   Fund  (open-end   investment
Age: 56             companies);   Director  of  MML  Services
                    (since  April  1987)  and  America  Funds
                    Emerging   Markets   Growth  Fund  (since
                    October   1991)   (both  are   investment
                    companies),  The California  Endowment (a
                    philanthropy  organization)  (since April
                    2002),   and   Community    Hospital   of
                    Monterey   Peninsula,   (since   February
                    2002);  a trustee  (since  February 2000)
                    of  Monterey  International  Studies  (an
                    educational    organization),    and   an
                    advisor to Unilever  (Holland)'s  pension
                    fund and to Credit Suisse First  Boston's
                    Sprout   venture   capital   unit.   Mrs.
                    Hamilton   also  is  a   member   of  the
                    investment  committees of the Rockefeller
                    Foundation,  the  University  of Michigan
                    and    Hartford    Hospital.    Formerly,
                    President   (February   1991-April  2000)
                    ARCO   Investment   Management   Company.
                    Oversees    44    portfolios    in    the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Director    (since    2001)    of   Jones $10,001 -  Over
Trustee since 2002  Knowledge,   Inc.   (a   privately   held $50,000    $100,000
Age: 58             company), U.S. Exploration,  Inc., (since
                    1997),   Colorado  UpLIFT  (a  non-profit
                    organization)  (since 1986) and a trustee
                    of  the   Gallagher   Family   Foundation
                    (non-profit  organization)  (since 2000).
                    Formerly,   Chairman  of  U.S.   Bank  (a
                    subsidiary  of U.S.  Bancorp and formerly
                    Colorado     National     Bank,)    (July
                    1996-April  1,  1999) and a  director  of
                    Commercial   Assets,    Inc.   (a   REIT)
                    (1993-2000).  Oversees 44  portfolios  in
                    the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William          Trustee   (since   1996)  of   MassMutual $0         Over
Marshall, Jr.,      Institutional  Funds  and of  MML  Series            $100,000
Trustee since 2000  Investment   Fund  (open-end   investment
Age:  61            companies);    Trustee    (since   1987),
                    Chairman  of the Board  (since  2003) and
                    Chairman  of  the  investment   committee
                    (since 1994) for the  Worcester  Polytech
                    Institute;    President   and   Treasurer
                    (since  January  1999) of the SIS Fund (a
                    private not for profit  charitable fund);
                    Trustee  (since 1995) of the  Springfield
                    Library and Museum  Association;  Trustee
                    (since  1996)  of  the  Community   Music
                    School of Springfield.  Formerly,  member
                    of  the   investment   committee  of  the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.   (formerly   SIS   Bank);
                    President,  Chief  Executive  Officer and
                    Director (May 1993-December  1998) of SIS
                    Bankcorp,  Inc.  and SIS  Bank  (formerly
                    Springfield  Institution for Savings) and
                    Executive   Vice    President    (January
                    1999-July   1999)  of  Peoples   Heritage
                    Financial   Group,   Inc.   Oversees   43
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New
York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-------------------------------------------------------------------------------------

                           Interested Trustee and Officer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                                                As of December 31,
                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman,   Chief  Executive  Officer  and $1 -       Over
President and      director  (since June 2001) and  President $10,000    $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 54            President  and a  director  or  trustee of
                   other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition   Corp.   and  of  Oppenheimer
                   Partnership  Holdings,  Inc.;  a  director
                   (since November 2001) of  OppenheimerFunds
                   Distributor,    Inc.;   Chairman   and   a
                   director  (since July 2001) of Shareholder
                   Services,    Inc.   and   of   Shareholder
                   Financial Services,  Inc.; President and a
                   director     (since    July    2001)    of
                   OppenheimerFunds    Legacy    Program   (a
                   charitable  trust program  established  by
                   the Manager);  a director of the following
                   investment   advisory    subsidiaries   of
                   OppenheimerFunds,  Inc.: OFI Institutional
                   Asset  Management,   Inc.  and  Centennial
                   Asset   Management    Corporation   (since
                   November    2001),    HarbourView    Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real Asset  Management,  Inc.;  a director
                   (since    November    2001)   of   Trinity
                   Investment  Management  Corp.  and Tremont
                   Advisers,    Inc.   (investment   advisory
                   affiliates  of  the  Manager);   Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns  shares  of  David  L.
                   Babson & Company,  Inc.); formerly,  Chief
                   Operating  Officer  (September   2000-June
                   2001)  of  the  Manager;   President   and
                   trustee (November  1999-November  2001) of
                   MML Series  Investment Fund and MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees    73     portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------

     The address of the  Officers in the chart below is as follows:  for Messrs.
Albers, Zavanelli,  Molleur and Zack and Ms. Feld, 498 Seventh Avenue, New York,
NY 10018,  for Messrs.  Masterson,  Vottiero  and Wixted and Mses.  Bechtolt and
Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

  Officers of the
       Fund

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Charles Albers, Vice    Senior Vice President (since April 1998) of the Manager; a
President and           Certified Financial Analyst; an officer of 6 portfolios in
Portfolio Manager       the OppenheimerFunds complex; formerly a Vice President and
since 1999              portfolio manager for Guardian Investor Services, the
Age:  62                investment management subsidiary of The Guardian Life
                        Insurance Company (1972 - April 1998).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark Zavanelli, Vice    Vice  President  (since  November  2000) of the  Manager;  a
President and           Chartered  Financial Analyst;  an officer of 2 portfolios in
Portfolio Manager       the OppenheimerFunds  complex.  Prior to joining the Manager
since 1999              in  May  1998  he  was   President  of   Waterside   Capital
Age:  32                Management,  a registered  investment advisor (August 1995 -
                        April  1998)  and a  financial  research  analyst  for Elder
                        Research (June 1997 - April 1998).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Age: 43                 Asset Management  Corporation,  Shareholder Services,  Inc.,
                        Oppenheimer Real Asset Management  Corporation,  Shareholder
                        Financial Services,  Inc., Oppenheimer Partnership Holdings,
                        Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds    International   Ltd.   and   Oppenheimer
                        Millennium Funds plc (offshore fund management  subsidiaries of the  Manager)  (since  May  2000)  and OFI  Institutional
                        Asset Management,  Inc. (since November 2000); Treasurer and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 89 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 89
Age: 40                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age: 40                 Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 89 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Vice President &        (since February 2002) of the Manager;  General Counsel and a
Secretary since 2001    director   (since   November   2001)   of   OppenheimerFunds
Age: 55                 Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        And Oppenheimer  Millennium Funds plc (October 1997-November
                        2001).  An officer of 89 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 89 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President and Assistant  Counsel  (since June 1998) of
Assistant Secretary     the    Manager;    Vice    President    (since    1999)   of
since 2001              OppenheimerFunds  Distributor,   Inc.;  Vice  President  and
Age: 37                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  Assistant  Vice  President  and
                        Assistant  Counsel of the Manager (August  1997-June  1998);
                        Assistant Counsel of the Manager (August  1994-August 1997).
                        An officer of 89 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip T. Masterson,    Vice President and Assistant Counsel of the Manager (since
Assistant Secretary     July 1998); formerly, an associate with Davis, Graham, &
since 2002              Stubbs LLP (January 1997-June 1998). An officer of 89
Age: 39                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 82
Age: 45                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

|X|   Remuneration of Trustees. The officers of the Fund and one Trustee of the Fund (Mr. Murphy) are affiliated with the Manager and receive no salary or fee from the Fund.  The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended June 30, 2003. The compensation from all 41 of the Board II Funds
(including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2002.

-------------------------------------------------------------------------------

Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)               Fund1                Trustees*

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

James C. Swain                            $4,077                $177,996
Chairman of the Board of Trustees

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

William L. Armstrong                      $2,192                $92,076
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                            $2,192                $92,199
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                           $2,192                $91,124
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Edward L. Cameron                         $2,477                $99,743
Audit Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                             $2,477                $94,590
Review Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                              $2,192                $92,199
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Beverly Hamilton2                         $2,1923              $113,6594
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone2                         $2,1925               $58,326
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

F. William Marshall, Jr.                  $2,192               $138,1246
Review Committee Member

-------------------------------------------------------------------------------

Effective  July 1, 2002,  C.  Howard  Kast and Robert M.  Kirchner  retired as
Trustees  from the Board II Funds.  For the calendar  year ended  December 31,
2002,  Mr. Kast  received  $41,451 and Mr.  Kirchner  received  $38,001  total compensation  from all of the  Oppenheimer  funds  for  which  they  served as
Trustee.
1.    Aggregate   Compensation   from   Fund   includes   fees  and   deferred
   compensation, if any, for a Trustee.
2.    Mrs.  Hamilton  and Mr.  Malone were elected as Trustees of the Board II
   Funds  effective  June 1,  2002.  Compensation  for Mrs.  Hamilton  and Mr.
   Malone  was  paid  by all  the  Board  II  Funds,  with  the  exception  of
   Oppenheimer  Senior  Floating  Rate Fund for which  they  currently  do not serve as Trustees (total of 40 Oppenheimer funds at December 31, 2002).
3.    Includes  $2,192  deferred  under Deferred  Compensation  Plan described below.
4.    Includes  $55,333  compensation  (of  which  100% was  deferred  under a deferred  compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment  companies  (MassMutual  Institutional Funds and
   MML  Series  Investment  Fund)  the  investment  adviser  for  which is the indirect parent company of the Fund's  Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of
   MassMutual Institutional Funds.
5.    Includes  $2,192  deferred  under Deferred  Compensation  Plan described below.
6.    Includes  $47,000  compensation  paid to Mr.  Marshall  for serving as a trustee by two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of MassMutual Institutional Funds.

* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, MassMutual Institutional Funds and MML Series Investment Fund in
accordance with the instructions for Form N-1A.  The Manager does not consider MassMutual Institutional Funds and MML Series Investment Fund to be
part of the OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

     |_|  Deferred  Compensation  Plan for  Trustees.  The Board of Trustees has
adopted a Deferred  Compensation  Plan for  disinterested  trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are entitled to receive from the Fund. Under the plan, the compensation  deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the performance of the selected funds.

|X| Deferral of  Trustee's  fees under the plan will not  materially  affect the
Fund's assets,  liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation  to any Trustee.  Pursuant to an Order issued by the Securities and
Exchange  Commission,  the Fund may invest in the funds  selected by the Trustee under  the  plan  without  shareholder  approval  for  the  limited  purpose  of determining the value of the Trustee's deferred fee account.

     |_| Major  Shareholders.  As of July 28, 2003 the only persons who owned of record  or were  known by the Fund to owned of record 5% or more of any class of the Fund's outstanding shares were the following:

     OFI Trust Company TR,  Oppenheimerfunds  Inc., Deferred  Compensation Plan,
Attn. Susan Cisneros,  498 7th Ave. Fl 14, New York, NY 10018-6798,  which owned
295,551.038 Class Y shares (65.13% of the Class Y shares then outstanding).

IBT & Co Cust.,  Oppenheimerfunds  Cap Accum Plan, Attn.  MML037,  200 Clarendon
St.,  Fl 16,  Boston,  MA  02116-5021,  which owned  150,607.387  Class Y shares
(33.19% of the Class Y shares then outstanding).

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the  Securities  and Exchange  Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference Room by calling the SEC at
1-202-942-8090.  The Code of Ethics  can also be  viewed  as part of the  Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at  www.sec.gov.  Copies may be  obtained,  after paying a  duplicating  fee, by electronic request at the following E-mail address:  publicinfo@sec.gov.,  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     Portfolio  Proxy  Voting.  The  Fund has  adopted  Portfolio  Proxy  Voting
Policies  and  Procedures  under  which  the  Fund  votes  proxies  relating  to
securities   ("portfolio   proxies")  held  by  the  Fund.  The  Fund's  primary
consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote portfolio  proxies in accordance  with the Fund's  Portfolio Proxy
Voting  Guidelines and to maintain  records of such portfolio proxy voting.  The
Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI  directly-controlled  affiliated manages or  administers  the assets of a pension plan of the company  soliciting the  proxy.  The  Fund's  Portfolio  Proxy  Voting  Guidelines  on  routine  and non-routine proxy proposals are summarized below.
o    The Fund  votes  with the  recommendation  of the  issuer's  management  on routine matters,  including  election of directors  nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o    In  general,  the  Fund  opposes   anti-takeover   proposals  and  supports
     elimination of anti-takeover proposals, absent unusual circumstances.
o    The Fund supports  shareholder  proposals to reduce a  super-majority  vote requirement,  and opposes management proposals to add a super-majority vote requirement.
o    The Fund opposes proposals to classify the board of directors.
o    The Fund support proposals to eliminate cumulative voting.
o    The Fund opposes re-pricing of stock options.
o    The Fund generally considers executive compensation questions such as stock option plans and bonus plans

     to be  ordinary  business  activity.  The  analyzes  stock o plans,  p Fund particular  attentiption  their dilutive  efaying While the on to generally supfect.  management propo Fund the Fund opposes ports it considers tosals, excessive plans be

     The Fund will be required to file new Form N-PX,  with its  complete  proxy voting record the 12 months ended June 30t no later than August 31st of for each year.  The first such h, filing is due no later than August 31,  2004, for the twe months  ended June 30,  2004.  Once filed,  the Fund's Form lve filing will be available (i) without charge,  upon requestN-PX  calling the
     Fund  toll-free  a  1.800.225.5677  and  (ii) o, by the  SEC's  website  at
     www.sect

     n |X| The Investment Adv.gov Agreement. The Manager pro investment advisory isory management services to thevides under an investment adv and agreement between the Ma Fund and the Fund. The Maisory selects  securities for nager
     Fund's  portfolio  and  handlenager   day-to-day  business.  the  portfolio
     managers  of the s its are  employed  by the Manage The are the persons who
     Fund  principally  responsible for and day-to-day  management of are Fund's portfolio.  Other  mer  the of the  Manager's  E the  Portfolio  Department
     providmbers  portfolio  managers with coquity and support in managing e the
     Fund's portfolio. unsel the

     The agreement  requires Manager,  at its expense,  to provide the Fund with adequa the office space,  facilities and equipment.  It also requires te Manager to provide and super the activities of all the  administrative and clerical vise
personnel   required  to  provid  effective   administration   for  Fund.  Those
responsibilitiese  include the  compilation  and the maintenance of records with respect to its operations, t preparation and filing of specified reports, and he composition of proxy materia and registration  statements continuous public sale of shls of the Fund. for ares

     The Fund pays  expenses  expressly  assumed  by the Man under the  advisory agreement not paid by the General Distribuager of the shares of the Fund. T or advisory  agreement  lists tor examples of expenses paid byhe Fund.  The major categories relate to interest, taxes, the brokerage commissions, fees certain Trustees,  legal and audit expenses,  custodian anto transfer agent expenses,  sha issuance costs,  certain prind and registration costs and re non-recurring  expenses,  ting including litigation costs.  management fees paid by the to the Manager are calculateThe the rates described in the Fund
     Prospectus,  which are  applied at the  assets of the Fund as a whole.  The fees are allocated to each class of shares based u the relative  proportion of td to Fund's net assets representepon that class. he d by

       Fiscal Year Ended: Management Fees Paid to OppenheimerFunds, Inc.
----------------------------------------------------------------------------------
          ---------------------------------------------------------

                   06/30/01                   $2,888,009

          ---------------------------------------------------------
          ---------------------------------------------------------

                   06/30/02                   $5,200,091

          ---------------------------------------------------------
          ---------------------------------------------------------

                   06/30/03                   $6,670,822

          ---------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or emission on its part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

      |X|   Annual Approval of Investment Advisory Agreement. Each year, the
Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
            Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the
            Securities Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Independent
Trustees who assisted them in their deliberations.  The Independent Trustees determined that Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

    After  careful  deliberation,  the Board of  concluded  that it was in the best interest of  shareholders to continue the investment  advisory  agreement for another year. In arriving at a decision,  the Board did not single out any one factor or group of factors as being  more  important  than other  factors,
but  considered  all  factors  together.   The  Board  judged  the  terms  and
conditions of the  investment  advisory  agreement,  including the  investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The
Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers
(other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the
Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the
Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.  In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      ---------------------------------------------------------------------
      Fiscal Year Ended 6/30:    Total Brokerage Commissions Paid by the
                                                  Fund1
      ---------------------------------------------------------------------
      ---------------------------------------------------------------------

                2001                           $1,699,744

      ---------------------------------------------------------------------
      ---------------------------------------------------------------------

                2002                           $3,989,128

      ---------------------------------------------------------------------
      ---------------------------------------------------------------------

                2003                            $5,986,9702

      ---------------------------------------------------------------------

      1.  Amounts do not  include  spreads or  commissions  on  principal transactions on a net trade basis.
      2.  During the  fiscal  year  ended  June 30,  2003,  the amount of
      transactions   directed  to  brokers  for  research   services  was
      $11,053,770   and   the   amount   of  the   commissions   paid  to
      broker-dealers for those services was $30,035.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the
Distributor.

      The  sales  charges  and  concessions  paid  to,  or  retained  by,  the
Distributor  from the sale of shares  during  the  Fund's  most  recent  three fiscal  years,  and the  contingent  deferred  sales  charges  retained by the
Distributor  on the  redemption  of shares for the most  recent  three  fiscal years are shown in the tables below.

-------------------------------------------------------------------------------

                                   Aggregate             Class A Front-End
                                   Front-End               Sales Charges

       Fiscal Year             Sales Charges on             Retained by
       Ended 6/30:              Class A Shares             Distributor1

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2001                              $1,418,890                 $448,413
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2002                              $2,542,543                 $766,803
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2003                              $2,445,893                 $741,253

-------------------------------------------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the distributor.

-------------------------------------------------------------------------------
                 Concessions on  Concessions on Concessions on  Concessions on
                 Class A Shares  Class B        Class C Shares  Class N
Fiscal Year      Advanced by     Shares         Advanced by     Shares
Ended 6/30:      Distributor1    Advanced by    Distributor1    Advanced by
                                 Distributor1                   Distributor1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2001                $131,792       $2,069,956      $370,022        $ 7,299

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2002                $139,054       $3,604,949      $853,810        $113,464
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2003                $155,284       $3,108,074      $843,856        $223,325

-------------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of  Class A shares  and for  sales  of Class B,  Class C and  Class N shares from its own resources at the time of sale.

-------------------------------------------------------------------------------
                 Class A         Class B        Class C         Class N
                 Contingent      Contingent     Contingent      Contingent
                 Deferred Sales  Deferred       Deferred Sales  Deferred
                 Charges         Sales Charges  Charges         Sales Charges
Fiscal Year      Retained by     Retained by    Retained by     Retained by
Ended 6/30:      Distributor     Distributor    Distributor     Distributor1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2001                  $ 840         $170,769        $16,372          None

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2002                 $10,837        $352,183        $19,073          $ 42

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

2003                 $ 4,587        $734,756        $62,791        $21,890

-------------------------------------------------------------------------------
1.    The inception date for Class N shares was March 1, 2001.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the
Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan.

    While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |_| Class A Service Plan Fees.  Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares.  The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. While the plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below.  The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.
With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to
March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to Recipients in advance for the first year after the shares are purchased.  During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares.  After the first year shares are outstanding, the Distributor makes service fee payments to Recipients quarterly on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for the advance service fee payment.  If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the Recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended June 30, 2003, payments made under the Class
A Plan totaled  $1,205,325, of which $5,762 was retained by the Distributor under the arrangement described above, and included $74,979 paid to an affiliate of the Distributors parent company. Any unreimbursed expenses the
Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |_| Class B, Class C and Class N Service and Distribution Plan Fees.
Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of
0.75% per year on Class B and on Class C shares and the Fund pays the
Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

    The Class B, Class C and the Class N Plans permit the Distributor to retain both the asset-based sales charges and the service fees ( and the
Distributor does retain the service fees when it renders the required personal services) or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advanced service fee payment. If Class B, Class C or
Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of the service fee made on those shares. In cases where the Distributor is the broker of record for
Class B, Class C, and Class N shares, i.e. shareholder without the services of a broker directly invests in the Fund, the Distributor will retain the asset-based sales charge and service fee for Class B, Class C, and Class N shares.

|X|      The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. The Distributor retains the asset-based sales charge on Class B and Class N shares.  If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B,
Class C and/or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

    The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o     pay a sales concession to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
      N shares, and
o     bears the costs of sales literature, advertising and prospectuses
      (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o     may not be able to adequately compensate dealers that sell Class B,
      Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

-------------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 6/30/03

-------------------------------------------------------------------------------
                                               Distributor's   Distributor's
                                                 Aggregate      Unreimbursed
                     Total         Amount      Unreimbursed    Expenses as %
                   Payments     Retained by      Expenses      of Net Assets
Class             Under Plan    Distributor     Under Plan        of Class
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class B Plan       $2,679,333    $2,214,7111     $7,686,665        2.33%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class C Plan       $1,862,350    $   834,9632    $3,044,048        1.28%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Class N Plan       $   121,714   $   110,2363    $   736,855       1.78%

-------------------------------------------------------------------------------

1  Includes $36,335 paid to an affiliate of the Distributor's parent company.
2  Includes $28,217 paid to an affiliate of the Distributor's parent company.
3  Includes $988 paid to an affiliate of the Distributor's parent company.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

      |_| Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_| An investment in the Fund is not insured by the FDIC or any other government agency.
|_|   The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
|_|   The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
|_|   When an investor's shares are redeemed, they may be worth more or less than their original cost.
|_|   Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

|X|      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1% contingent deferred sales charge is deducted for returns for the one year period, and total returns for the periods prior to 3.1.01 (the inception date for Class N shares) is based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees.  There is no sales charge on Class Y shares.

            |_| Average Annual Total Return. The "average annual total
return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an
Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV - 1 =AVERAGE ANNUAL TOTAL RETURN
-----
  P

            |_| Average Annual Total Return (After Taxes on Distributions).
The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
----
1/n         Distributions)
  P

            |_| Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
-----
1/n         Distributions and Redemption)
  P

            |_| Cumulative Total Return. The "cumulative total return"
calculation measures the change in value of a hypothetical investment of
$1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV - P = TOTAL RETURN
-------
   P
            |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or
Class N shares. There is no sales charge on Class Y shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

 ------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 6/30/03

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
             Cumulative Total             Average Annual Total Returns
 Class            Returns
 of        (10 years or Life of
 Shares           Class)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

                                          1-Year            5-Year or Life
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
             After      Without   After        Without   After      Without
             Sales       Sales    Sales         Sales    Sales      Sales
            Charge      Charge      Charge     Charge      Charge     Charge
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class A1               56.84%      -7.87%    -2.25%       10.51%     12.20%
            47.82%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class B1               52.37%      -7.83%    -2.98%       10.80%     11.37%
            49.37%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class C1               52.47%      -3.88%    -2.91%       11.39%     11.39%
            52.47%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class N2                8.63%      -3.37%    -2.39%       3.61%       3.61%
             8.63%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class Y1    59.44%     59.44%      -1.57%    -1.57%       12.67%     12.67%

 ------------------------------------------------------------------------------
  1. Inception of Class A, Class B, Class C and Class Y shares: 8/02/99.
  2. Inception of Class N shares: 3/01/01.

 ------------------------------------------------------------------------------
     Average Annual Total Return for Class A Shares1 (After Sales Charge)
                         for the Periods Ended 6/30/02
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

                                     1-Year           5-Year or Life of Class
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 After Taxes on                      -7.87%                    9.88%

 Distributions
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 After Taxes on                      -5.12%                    8.70%

 Distributions and
 Redemption of Fund Shares
 ------------------------------------------------------------------------------
  1. Inception of Class A shares: 8/02/99.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.  Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the
Fund, and ranks their performance for various periods in categories based on investment styles. The performance of the Fund is ranked by Lipper against all other growth funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.
Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

         |_| Morningstar Ratings.  From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual funds monitoring service.  Morningstar rates mutual funds in their specialized market sector.  The Fund is rated among the small cap blend category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

         |_| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund.  Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the
Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts
            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free New York Municipals  Oppenheimer Municipal Bond Fund
Oppenheimer Bond Fund                     Oppenheimer New Jersey Municipal Fund
Oppenheimer California Municipal Fund     Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Appreciation Fund     Street Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Capital Income Fund           Inc.

                                          Oppenheimer  Quest  Global  Value  Fund,

Oppenheimer Champion Income Fund          Inc.

Oppenheimer Convertible Securities Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund       Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Real Asset Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Discovery Fund                Municipals

Oppenheimer Emerging Growth Fund          Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Strategic Income Fund
Oppenheimer Europe Fund                   Oppenheimer Total Return Bond Fund
Oppenheimer Global Fund                   Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Opportunities Fund     Oppenheimer Trinity Core Fund

                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Gold & Special Minerals Fund  Fund

Oppenheimer Growth Fund                   Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer International Growth Fund     Limited-Term New York Municipal Fund
Oppenheimer  International  Small Company
Fund                                      Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited Term Municipal Fund   OSM1 - Jennison Growth Fund

                                          OSM1 -  Mercury  Advisors  S&P 500 Index
Oppenheimer Main Street Fund              Fund
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Main Street Opportunity Fund  Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                   OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
1 - "OSM" stands for Oppenheimer Select
Managers

     There is an initial  sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above  except the money  market funds and
Oppenheimer Senior Floating Rate Fund. Under certain circumstances  described in this Statement of Additional  Information,  redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase Class A shares or
Class A and  Class B shares  of the Fund and other  Oppenheimer  funds  during a
13-month  period,  you can reduce  the sales  charge  rate that  applies to your purchases of Class A shares. The total amount of your intended purchases of both
Class A and Class B shares will  determine the reduced sales charge rate for the
Class A shares purchased during that period.  You can include  purchases made up to 90 days  before the date of the  Letter.  Letters  of Intent do not  consider
Class C or Class N shares you purchase or may have purchased.

     A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other  Oppenheimer  funds)  during a 13-month  period (the  "Letter of
Intent period").  At the investor's request,  this may include purchases made up to 90 days prior to the date of the  Letter.  The Letter  states the  investor's intention to make the aggregate amount of purchases of shares which,  when added to the  investor's  holdings of shares of those funds,  will equal or exceed the amount  specified in the Letter.  Purchases made by reinvestment of dividends or distributions  of capital  gains and  purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares.  However,  if the  investor's  purchases of shares  within the Letter of
Intent  period,  when added to the value (at offering  price) of the  investor's holdings  of shares on the last day of that  period,  do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional  amount of sales charge applicable to such purchases. That amount is described in "Terms of
Escrow,"  below  (those  terms may be  amended by the  Distributor  from time to time).  The  investor  agrees that shares  equal in value to 5% of the  intended purchase  amount  will be held in escrow by the  Transfer  Agent  subject to the
Terms of  Escrow.  Also,  the  investor  agrees  to be bound by the terms of the
Prospectus,  this Statement of Additional  Information and the application  used for a Letter of Intent. If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

     If the total eligible  purchases made during the Letter of Intent period do not equal or exceed the intended  purchase  amount,  the concessions  previously paid to the dealer of record  for the  account  and the  amount of sales  charge retained by the Distributor  will be adjusted to the rates  applicable to actual total purchases.  If total eligible purchases during the Letter of Intent period exceed the intended  purchase amount and exceed the amount needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the  Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the
Distributor  will be used  to  purchase  additional  shares  for the  investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent  entered  into by an  OppenheimerFunds  prototype  401(k)  plan is not purchased by the plan by the end of the Letter of Intent  period,  there will be no adjustment of concessions paid to the broker-dealer or financial  institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the  responsibility  of the dealer of record and/or the investor  to advise the  Distributor  about the Letter in placing  any  purchase orders  for the  investor  during  the  Letter  of  Intent  period.  All of such purchases must be made through the Distributor.

|X| Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment  specified under the Letter is completed within  the  13-month  Letter of Intent  period,  the  escrowed  shares  will be promptly released to the investor.

     3. If,  at the end of the  13-month  Letter  of  Intent  period  the  total purchases  pursuant  to the Letter are less than the  intended  purchase  amount specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales  charges  which would have been paid if the total amount purchased  had been made at a single  time.  That sales charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the  Letter.  If the difference  in sales charges is not paid within twenty days after a request from the Distributor or the dealer,  the Distributor  will,  within sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     5. The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)  Class A shares sold with a front-end  sales  charge or subject to a Class A contingent deferred sales charge,
(b)  Class B shares of other  Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)  Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class
     A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the Distributor,  the Transfer Agent nor the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of  retirement  plans are entitled to purchase shares of the Fund without  sales charge or at reduced  sales charge  rates,  as described in Appendix B to this  Statement of  Additional  Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily  valuation  basis by Merrill Lynch
Pierce Fenner & Smith, Inc.  ("Merrill  Lynch") or an independent  record keeper that has a contract or special  arrangement  with Merrill Lynch.  If on the date the plan sponsor signed the Merrill Lynch record keeping  service  agreement the plan has less than $3 million in assets  (other  than  assets  invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only Class B shares of the Oppenheimer  funds.  Any retirement plans in that  category  that  currently  invest  in Class B shares of the Fund will have their  Class B shares  converted  to Class A shares of the Fund when the  plan's applicable  investments  reach $5 million.  OppenheimerFunds  has  entered  into arrangements  with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such  compensation  may act to reduce the  record  keeping  fees  charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time,  potentially  affecting  the  record  keeping  fees  charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income  attributable  to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by  incremental  expenses  borne  solely by that class.
Those expenses  include the asset-based  sales charges to which Class B, Class C and Class N shares are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold  subject to an initial  sales  charge.  While Class B,
Class C and Class N shares  have no initial  sales  charge,  the  purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial  sales charge on Class A shares - to compensate the Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson  who is entitled to receive  compensation from his or her firm for selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

     The Distributor will not accept any order in the amount of $500,000 or more for  Class B shares  or $1  million  or more for  Class C shares  on behalf of a single investor (not including dealer "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase
Class A shares of the Fund.

     Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares at net asset  value  whether or not  subject  to a  contingent deferred sales charge as described in the Prospectus,  no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares  purchased with the  redemption  proceeds of shares of another mutual  fund  offered  as an  investment  option in a  retirement  plan in which
Oppenheimer  funds  are also  offered  as  investment  options  under a  special arrangement with the Distributor, if the purchase occurs more than 30 days after the  Oppenheimer  funds are  added as an  investment  option  under  that  plan.
Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption  proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Availability of Class N Shares.  In addition to the description of the types of  retirement  plans which may purchase  Class N shares  contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs (including
            SEP IRAs and SIMPLE IRAs),

o     to all rollover contributions made
            to Individual 401(k) plans,
            Profit-Sharing Plans and
            Money Purchase Pension Plans,
o     to all direct rollovers from
            OppenheimerFunds-sponsored
            Pinnacle and Ascender
            retirement plans,
o     to all trustee-to-trustee IRA
            transfers,
o     to all 90-24 type 403(b) transfers,

o     to Group Retirement Plans (as
            defined in Appendix B to
            this Statement of Additional
            Information) which have
            entered into a special
            agreement with the
            Distributor for that purpose,

o     to Retirement Plans qualified
            under Sections 401(a) or
            401(k) of the Internal
            Revenue Code, the
            recordkeeper or the plan
            sponsor for which has
            entered into a special
            agreement with the
            Distributor,
o     to Retirement Plans of a plan
            sponsor where the aggregate
            assets of all such plans
            invested in the Oppenheimer
            funds is $500,000 or more,

o     to OppenheimerFunds-sponsored
            Ascender 401(k) plans that
            pay for the purchase with
            the redemption proceeds of
            Class A shares of one or
            more Oppenheimer funds, and

o     to certain customers of
            broker-dealers and financial
            advisors that are identified
            in a special agreement
            between the broker-dealer or
            financial advisor and the
            Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

purchases of Class N shares in amounts of $500,000 or more by a retirement  plan that pays for the purchase with the  redemption  proceeds of Class A shares
     of  one  or  more   Oppenheimer   funds  (other  than   rollovers  from  an
     OppenheimerFunds-sponsored  Pinnacle  or  Ascender  401(k)  plan to any IRA invested in the Oppenheimer funds),
purchases of Class N shares in amounts of $500,000 or more by a retirement  plan that pays for the purchase with the  redemption  proceeds of Class C shares of one or more  Oppenheimer  funds  held by the plan for more than one year
     (other  than  rollovers  from  an  OppenheimerFunds-sponsored  Pinnacle  or
     Ascender 401(k) plan to any IRA invested in the Oppenheimer  funds), and on purchases  of Class N shares by an  OppenheimerFunds-sponsored  Pinnacle or
     Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

     No  sales  concessions  will be paid to the  broker-dealer  of  record,  as described  in the  Prospectus,  on sales of  Class N shares  purchased  with the redemption  proceeds of shares of another  mutual fund offered as an  investment option in a  retirement  plan in which  Oppenheimer  funds are also  offered  as investment  options under a special  arrangement  with the  Distributor,  if the purchase  occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder servicing agent fees and expenses,  and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:
o     Accounts that have balances below
      $500 due to the automatic
      conversion of shares from Class B
      to Class A shares;
o     Accounts with an active Asset
      Builder Plan, payroll deduction
      plan or a military allotment plan;
o     OppenheimerFunds-sponsored group
      retirement accounts that are
      making continuing purchases;
o     Certain accounts held by
      broker-dealers through the
      National Securities Clearing
      Corporation; and
o     Accounts that fall below the $500
      threshold due solely to market
      fluctuations within the 12-month
      period preceding the date the fee
      is deducted.

     The fee is automatically  deducted from qualifying  accounts annually on or about the second to last  business day of  September.  This annual fee is waived for any  shareholders  who  elect to  access  their  account  documents  through electronic  document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary  source for their  general  servicing needs. To sign up to access account documents  electronically  via eDocs Direct, please visit the Service  Center on our website at  www.oppenheimerfunds.com  or call 1.888.470.0862 for instructions.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case  of  weather  emergencies  or on days  falling  before  a U.S.
holiday).  All  references to time in this  Statement of Additional  Information mean "Eastern  time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin  Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

     Dealers  other  than  Exchange  members  may  conduct  trading  in  certain securities  on days on which the  Exchange  is closed  (including  weekends  and holidays) or after 4:00 P.M. on a regular  business day.  Because the Fund's net asset values will not be calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when  shareholders may not purchase or redeem  shares.  Additionally,  trading on European  and Asian stock exchanges and over-the-counter markets normally is completed before the close of
The Exchange.

     Changes in the values of securities  traded on foreign exchanges or markets as a result of  events  that  occur  after the  prices of those  securities  are determined,  but before the close of The Exchange,  will not be reflected in the
Fund's  calculation  of its  net  asset  values  that  day  unless  the  Manager determines  that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable,  may establish a valuation, under procedures established by the Board and subject to the approval,  ratification  and confirmation by the
Board at its next ensuing meeting.

     |X|  Securities  Valuation.  The Fund's Board of Trustees  has  established procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures  are as  follows:  o Equity  securities  traded on a U.S.  securities exchange or on Nasdaq(R)are valued as follows:
(1)  if last sale information is regularly reported, they are valued at the last reported sale price on the  principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)  if last sale  information  is not available on a valuation  date,  they are valued at the last reported sale price  preceding the valuation  date if it is  within  the  spread of the  closing  "bid"  and  "asked"  prices on the valuation  date or, if not,  at the closing  "bid"  price on the  valuation date.

o    Equity securities  traded on a foreign  securities  exchange  generally are valued in one of the following ways:
(1)  at the last sale price  available  to the pricing  service  approved by the
     Board of Trustees, or
(2)  at the last sale  price  obtained  by the  Manager  from the  report of the principal  exchange  on which the  security  is traded at its last  trading session on or immediately before the valuation date, or
(3)  at the  mean  between  the  "bid"  and  "asked"  prices  obtained  from the principal  exchange  on which the  security  is traded  or, on the basis of reasonable inquiry, from two market makers in the security.

o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"  prices  determined  by a portfolio  pricing service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable inquiry.

o The following  securities are valued at the mean between the "bid" and "asked"
prices  determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active  market makers in the security on the basis of reasonable inquiry:
(1)  debt instruments that have a maturity of more than 397 days when issued,
(2)  debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)  non-money  market debt  instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

o The following  securities  are valued at cost,  adjusted for  amortization  of premiums and accretion of discounts:
(1)  money  market debt  securities  held by a non-money  market fund that had a maturity of less than 397 days when  issued that have a remaining  maturity of 60 days or less, and
(2)  debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are  valued  at fair  value  determined  under  the  Board's procedures. If the Manager is unable to locate two market makers willing to give quotes,  a  security  may be priced at the mean  between  the "bid" and  "asked"
prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the  case of U.S.  government  securities,  mortgage-backed  securities, corporate bonds and foreign government securities, when last sale information is not generally  available,  the Manager may use pricing services  approved by the
Board of  Trustees.  The pricing  service may use  "matrix"  comparisons  to the prices for comparable  instruments on the basis of quality,  yield and maturity.
Other  special  factors may be involved  (such as the  tax-exempt  status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing  services.  That  monitoring may include  comparing  prices used for portfolio valuation to actual sales prices of selected securities.

     The closing  prices in the London foreign  exchange  market on a particular business  day that are  provided  to the  Manager  by a bank,  dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

     Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable,  as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales  that day,  they  shall be  valued  at the last sale  price on the preceding  trading  day if it is  within  the  spread of the  closing  "bid" and
"asked" prices on the principal  exchange or on Nasdaq on the valuation date. If not,  the value shall be the closing bid price on the  principal  exchange or on
Nasdaq on the  valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean between "bid" and "asked"
prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption proceeds of:
o    Class A shares  purchased  subject  to an initial  sales  charge or Class A shares on which a contingent deferred sales charge was paid, or
o    Class B shares that were subject to the Class B contingent  deferred  sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment. This privilege does not apply to Class C,
Class N or Class Y shares.  The Fund may amend,  suspend or cease  offering this reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix.  The Board will not cause the  involuntary  redemption  of shares in an account if the  aggregate  net asset value of such  shares has fallen  below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the  requirements  for any notice to be given to the shareholders  in question (not less than 30 days).  The Board may  alternatively set  requirements  for the shareholder to increase the investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement   Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  SEP-IRAs,  SIMPLE IRAs,  403(b)(7)  custodial plans,  401(k) plans or pension or  profit-sharing  plans should be addressed to
"Trustee,  OppenheimerFunds  Retirement  Plans," c/o the  Transfer  Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)  state the reason for the distribution;
(2)  state  the  owner's  awareness  of tax  penalties  if the  distribution  is premature; and
(3)  conform to the  requirements  of the plan and the Fund's  other  redemption requirements.

     Participants     (other    than    self-employed    plan    sponsors)    in
OppenheimerFunds-sponsored  pension or  profit-sharing  plans with shares of the
Fund  held in the name of the plan or its  fiduciary  may not  directly  request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

     Distributions  from pension and profit sharing plans are subject to special requirements  under the Internal Revenue Code and certain  documents  (available from the Transfer  Agent) must be completed and submitted to the Transfer  Agent before the  distribution  may be made.  Distributions  from retirement plans are subject to  withholding  requirements  under the Internal  Revenue Code, and IRS
Form W-4P  (available from the Transfer Agent) must be submitted to the Transfer
Agent with the distribution request, or the distribution may be delayed.  Unless
the   shareholder   has  provided  the  Transfer  Agent  with  a  certified  tax identification  number,  the Internal Revenue Code requires that tax be withheld from any distribution  even if the shareholder  elects not to have tax withheld.
The Fund,  the  Manager,  the  Distributor,  and the  Transfer  Agent  assume no responsibility to determine  whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties  assessed in connection with a distribution.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of The  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic  Withdrawal Plan. Class B, Class C
and Class N  shareholders  should  not  establish  automatic  withdrawal  plans, because of the potential  imposition of the contingent  deferred sales charge on such  withdrawals  (except  where  the  Class B,  Class C or Class N  contingent deferred  sales charge is waived as described in Appendix B to this Statement of
Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares (of the same class) of other  Oppenheimer funds  automatically on a monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without  a sales  charge  will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the Plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the
Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the Plan  application so that the shares  represented by the  certificate may be held under the Plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     To use shares held under the Plan as collateral  for a debt, the Planholder may  request  issuance  of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer  Agent will  determine  the number of shares  for which a  certificate  may be issued  without  causing  the withdrawal checks to stop.  However,  should such  uncertificated  shares become exhausted, Plan withdrawals will terminate.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus,  shares of a particular class of Oppenheimer  funds having  more than one class of shares  may be  exchanged  only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class  without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing  which funds offer which classes of shares by calling the Distributor.

o    All of the Oppenheimer  funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer
      Class A shares:

Centennial America Fund, L.P.             Centennial New York Tax Exempt Trust
      Centennial California Tax Exempt     Centennial Tax Exempt Trust
      Trust
      Centennial Government Trust          Oppenheimer Money Market Fund,

                                           Inc.
      Centennial Money Market Trust
                                             Oppenheimer Pennsylvania
            The following funds do not       Municipal Fund
            offer Class N shares:

      Oppenheimer AMT-Free New York
      Municipals
      Oppenheimer California Municipal Fund  Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Limited Term Municipal     Oppenheimer Senior Floating Rate
      Fund                                   Fund
      Oppenheimer Municipal Bond Fund        Limited Term New York Municipal Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals

      The following funds do not offer Class Y shares:

      Oppenheimer AMT-Free New York          Oppenheimer Limited Term Municipal Fund
      Municipals
      Oppenheimer California Municipal Fund  Oppenheimer Multiple Strategies Fund
      Oppenheimer Capital Income Fund        Oppenheimer New Jersey Municipal Fund
      Oppenheimer Cash Reserves              Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Champion Income Fund       Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Convertible Securities     Oppenheimer Quest Capital Value Fund,
      Fund                                   Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Quest Global Value Fund,
      Fund                                   Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Gold & Special Minerals    Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund  Oppenheimer Total Return Bond Fund
      Oppenheimer International Small        Limited Term New York Municipal Fund
      Company Fund

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or
      Class A shares of Oppenheimer Cash Reserves.
o     Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund
      and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

o     Shares of Oppenheimer Principal Protected Main Street Fund acquired during the Offering Period by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.  The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares.  That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares.  Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

Dividends, distributions and proceeds of the redemption of Fund shares represented by
checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated  Investment  Company.  The Fund has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal  Revenue  Code  of  1986,  as  amended.  As  a  regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of net  long-term  capital  gains over net  short-term  capital losses) that it distributes to shareholders.  That  qualification  enables the
Fund to "pass through" its income and realized  capital gains to  shareholders without  having to pay tax on them.  This avoids a "double tax" on that income and capital gains, since shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund  (unless  their Fund shares are held in a  retirement  account or the  shareholder  is  otherwise  exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

      Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.
The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification
                                            -------
number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in
March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  JPMorgan Chase Bank is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors.  Deloitte & Touche LLP are the independent auditors of the Fund.  They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of
 Oppenheimer Main Street Small Cap Fund:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Main Street Small Cap Fund, including the statement of investments,
 as of June 30, 2003, and the related statement of operations for the year then
 ended, the statements of changes in net assets for each of the two years in the
 period then ended, and the financial highlights for the periods indicated.
 These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan
 and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting
 the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received
 from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Main Street Small Cap Fund as of June 30, 2003, the results of its
 operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted
 in the United States of America.

/s/Deloitte & Touche LLP
 Deloitte & Touche LLP

 Denver, Colorado
 July 22, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-09333

                       Oppenheimer Main Street Small Cap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2002 - June 30, 2003

OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2003

                                                 Market Shares
                                      Shares        See Note 1
---------------------------------------------------------------
 Common Stocks--96.3%
---------------------------------------------------------------
 Consumer Discretionary--18.4%
---------------------------------------------------------------
 Auto Components--0.6%
 American Axle &
 Manufacturing
 Holdings, Inc. 1                     28,900     $     690,710
---------------------------------------------------------------
 ArvinMeritor, Inc.                   26,100           526,698
---------------------------------------------------------------
 Dana Corp.                          192,400         2,224,144
---------------------------------------------------------------
 Dura Automotive
 Systems, Inc. 1                         700             6,867
---------------------------------------------------------------
 Keystone Automotive
 Industries, Inc. 1                   27,800           507,628
---------------------------------------------------------------
 Modine
 Manufacturing Co.                    68,000         1,317,160
---------------------------------------------------------------
 Raytech Corp. 1                      72,700           308,975
---------------------------------------------------------------
 Spartan Motors, Inc.                 67,600           559,052
---------------------------------------------------------------
 Sports Resorts
 International, Inc. 1                 2,200            10,736
---------------------------------------------------------------
 Stoneridge, Inc. 1                   29,300           399,945
---------------------------------------------------------------
 Strattec Security
 Corp. 1                                 500            26,600
---------------------------------------------------------------
 Tenneco
 Automotive, Inc. 1                   11,400            41,040
                                                 -------------
                                                     6,619,555

---------------------------------------------------------------
 Automobiles--0.1%
 Thor Industries, Inc.                20,700           844,974
---------------------------------------------------------------
 Distributors--0.3%
 Andersons,
 Inc. (The)                            9,100           111,475
---------------------------------------------------------------
 Brightpoint, Inc. 1                 104,700         1,287,810
---------------------------------------------------------------
 Handleman Co. 1                     125,800         2,012,800
                                                 -------------
                                                     3,412,085

---------------------------------------------------------------
 Hotels, Restaurants & Leisure--4.0%
 Alliance
 Gaming Corp. 1                      104,300         1,972,313
---------------------------------------------------------------
 Ambassadors
 Group, Inc. 1                        40,300           562,991
---------------------------------------------------------------
 Applebee's
 International, Inc.                  90,250         2,836,557
---------------------------------------------------------------
 Aztar Corp. 1                       206,600         3,328,326
---------------------------------------------------------------
 Bob Evans
 Farms, Inc.                          54,200         1,497,546
---------------------------------------------------------------
 Boyd Gaming Corp. 1                  20,300           350,378
---------------------------------------------------------------
 CBRL Group, Inc.                     24,900           967,614

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 CEC Entertainment,
 Inc. 1                                6,200     $     228,966
---------------------------------------------------------------
 Checkers Drive-In
 Restaurants, Inc. 1                   2,100            24,024
---------------------------------------------------------------
 Chicago Pizza &
 Brewery, Inc. 1                       3,000            30,000
---------------------------------------------------------------
 Choice Hotels
 International, Inc. 1               102,700         2,804,737
---------------------------------------------------------------
 Dave & Buster's, Inc. 1              74,800           815,320
---------------------------------------------------------------
 Dover Downs Gaming
 & Entertainment, Inc.                35,500           328,375
---------------------------------------------------------------
 Frisch's
 Restaurants, Inc.                     1,000            18,000
---------------------------------------------------------------
 GTech Holdings
 Corp. 1                              71,100         2,676,915
---------------------------------------------------------------
 Isle of Capri
 Casinos, Inc. 1                      77,800         1,286,034
---------------------------------------------------------------
 Jack in the Box, Inc. 1              15,600           347,880
---------------------------------------------------------------
 Multimedia
 Games, Inc. 1                        94,700         2,414,850
---------------------------------------------------------------
 Navigant
 International, Inc. 1                   600             7,740
---------------------------------------------------------------
 P.F. Chang's
 China Bistro, Inc. 1                 75,300         3,705,514
---------------------------------------------------------------
 Panera Bread
 Co., Cl. A 1                         66,100         2,644,000
---------------------------------------------------------------
 Penn National
 Gaming, Inc. 1                       53,300         1,095,315
---------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1               112,000         3,660,160
---------------------------------------------------------------
 Red Robin Gourmet
 Burgers, Inc. 1                       1,000            18,960
---------------------------------------------------------------
 Ruby Tuesday, Inc.                   46,400         1,147,472
---------------------------------------------------------------
 Ryan's Family Steak
 Houses, Inc. 1                      108,950         1,525,300
---------------------------------------------------------------
 Scientific Games
 Corp., Cl. A 1                       19,700           185,180
---------------------------------------------------------------
 Shuffle Master, Inc. 1              121,750         3,578,233
---------------------------------------------------------------
 Six Flags, Inc. 1                   123,800           839,364
---------------------------------------------------------------
 Sonic Corp. 1                        68,900         1,752,127
---------------------------------------------------------------
 Station Casinos, Inc. 1             136,900         3,456,725
---------------------------------------------------------------
 Steak n Shake
 Co. (The) 1                          43,900           669,475
---------------------------------------------------------------
 Total Entertainment
 Restaurant Corp. 1                   76,500           699,975

11 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 WMS Industries, Inc. 1               39,400     $     614,246
                                                 -------------
                                                    48,090,612

---------------------------------------------------------------
 Household Durables--3.2%
 Applica, Inc.                        63,000           535,500
---------------------------------------------------------------
 Beazer Homes
 USA, Inc. 1                          39,231         3,275,788
---------------------------------------------------------------
 Blyth, Inc.                          38,800         1,055,360
---------------------------------------------------------------
 Boyds Collection
 Ltd. (The) 1                          3,400            16,014
---------------------------------------------------------------
 Brookfield Homes
 Corp.                                66,200         1,020,804
---------------------------------------------------------------
 Chromcraft
 Revington, Inc. 1                     2,000            24,980
---------------------------------------------------------------
 CSS Industries, Inc.                 21,400           824,970
---------------------------------------------------------------
 Department 56, Inc. 1                47,900           734,307
---------------------------------------------------------------
 Dominion
 Homes, Inc. 1                         5,300           126,405
---------------------------------------------------------------
 Emerson
 Radio Corp. 1                       117,000           786,240
---------------------------------------------------------------
 Enesco Group, Inc. 1                  8,900            65,860
---------------------------------------------------------------
 Fedders Corp.                        22,700            69,689
---------------------------------------------------------------
 Flexsteel
 Industries, Inc.                        500             8,245
---------------------------------------------------------------
 Harman International
 Industries, Inc.                     38,000         3,007,320
---------------------------------------------------------------
 Helen of Troy Ltd. 1                152,700         2,314,932
---------------------------------------------------------------
 Hovnanian
 Enterprises, Inc., Cl. A 1           70,100         4,132,395
---------------------------------------------------------------
 Kimball
 International, Inc., Cl. B           26,900           419,640
---------------------------------------------------------------
 M.D.C. Holdings, Inc.                53,878         2,601,230
---------------------------------------------------------------
 M/I Schottenstein
 Homes, Inc.                           5,600           239,008
---------------------------------------------------------------
 Meritage Corp. 1                     69,100         3,403,866
---------------------------------------------------------------
 Mestek, Inc. 1                        3,200            57,600
---------------------------------------------------------------
 Movado Group, Inc.                   42,700           928,725
---------------------------------------------------------------
 National Presto
 Industries, Inc.                      6,500           205,400
---------------------------------------------------------------
 Oneida Ltd.                          29,700           200,475
---------------------------------------------------------------
 Palm Harbor
 Homes, Inc. 1                         9,700           183,718
---------------------------------------------------------------
 Ryland Group,
 Inc. (The)                           30,900         2,144,460

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Household Durables Continued
 Standard
 Pacific Corp.                       113,100     $   3,750,396
---------------------------------------------------------------
 Technical Olympic
 USA, Inc. 1                           6,200           146,506
---------------------------------------------------------------
 Toro Co. (The)                       91,600         3,641,100
---------------------------------------------------------------
 Virco Mfg. Corp.                      2,700            17,172
---------------------------------------------------------------
 William Lyon
 Homes, Inc. 1                        16,100           512,785
---------------------------------------------------------------
 Yankee Candle,
 Inc. (The) 1                         81,500         1,892,430
                                                 -------------
                                                    38,343,320

---------------------------------------------------------------
 Internet & Catalog Retail--0.1%
 FTD, Inc., Cl. A 1                    2,400            48,432
---------------------------------------------------------------
 J. Jill Group, Inc. 1                29,500           496,780
---------------------------------------------------------------
 PC Connection, Inc. 1                 1,400             9,520
---------------------------------------------------------------
 School
 Specialty, Inc. 1                    12,900           367,134
                                                 -------------
                                                       921,866

---------------------------------------------------------------
 Leisure Equipment & Products--0.8%
 Action Performance
 Cos., Inc.                           71,775         1,363,725
---------------------------------------------------------------
 Callaway Golf Co.                    37,800           499,716
---------------------------------------------------------------
 MarineMax, Inc. 1                    44,700           625,800
---------------------------------------------------------------
 Marvel
 Enterprises, Inc. 1                 198,200         3,785,620
---------------------------------------------------------------
 Oakley, Inc. 1                       32,500           382,525
---------------------------------------------------------------
 RC2 Corp. 1                          44,100           750,141
---------------------------------------------------------------
 SCP Pool Corp. 1                     71,000         2,442,400
                                                 -------------
                                                     9,849,927

---------------------------------------------------------------
 Media--0.9%
 Advo, Inc. 1                         16,900           750,360

---------------------------------------------------------------
 APAC
 Teleservices, Inc. 1                 21,600            55,080
---------------------------------------------------------------
 Courier Corp.                         6,600           339,900
---------------------------------------------------------------
 Digital Generation
 Systems, Inc. 1                      27,200            52,224
---------------------------------------------------------------
 Getty Images, Inc. 1                 60,400         2,494,520
---------------------------------------------------------------
 Grey Global
 Group, Inc.                           3,400         2,626,534
---------------------------------------------------------------
 Harris
 Interactive, Inc. 1                  10,800            71,172

12 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Media Continued
 Hollinger
 International, Inc.                  34,000     $     366,180
---------------------------------------------------------------
 Insight
 Communications
 Co., Inc. 1                          27,600           363,768
---------------------------------------------------------------
 Interactive Data Corp. 1             23,700           400,530
---------------------------------------------------------------
 Liberty Corp.                        28,700         1,219,750
---------------------------------------------------------------
 LodgeNet
 Entertainment Corp.                   1,300            14,235
---------------------------------------------------------------
 R.H. Donnelley Corp. 1               54,500         1,987,615
---------------------------------------------------------------
 Reading
 International, Inc.                     700             3,885
---------------------------------------------------------------
 Thomas Nelson, Inc. 1                 6,200            77,500
                                                 -------------
                                                    10,823,253

---------------------------------------------------------------
 Multiline Retail--0.0%
 Fred's, Inc.                         10,200           379,236
---------------------------------------------------------------
 Specialty Retail--6.2%
 Aeropostale, Inc. 1                  49,200         1,056,816
---------------------------------------------------------------
 America's
 Car-Mart, Inc. 1                      1,600            29,248
---------------------------------------------------------------
 AnnTaylor Stores
 Corp. 1                              55,750         1,613,962
---------------------------------------------------------------
 Big 5 Sporting
 Goods Corp. 1                         2,500            31,325
---------------------------------------------------------------
 Blair Corp.                          47,700         1,058,940
---------------------------------------------------------------
 Blue Rhino Corp. 1                    1,700            20,383
---------------------------------------------------------------
 Bombay Co., Inc.
 (The) 1                             258,200         2,744,666
---------------------------------------------------------------
 Brookstone, Inc. 1                   78,300         1,585,575
---------------------------------------------------------------
 Building Materials
 Holding Corp.                       119,800         1,774,238
---------------------------------------------------------------
 Cache, Inc. 1                        12,500           192,500

---------------------------------------------------------------
 Chico's FAS, Inc. 1                53,600           1,128,280
---------------------------------------------------------------
 Christopher
 & Banks Corp. 1                      19,900           736,101
---------------------------------------------------------------
 Claire's Stores, Inc.               136,400         3,459,104
---------------------------------------------------------------
 Cole National Corp. 1                14,500           181,540
---------------------------------------------------------------
 Cost Plus, Inc. 1                    58,200         2,075,412
---------------------------------------------------------------
 Deb Shops, Inc.                       6,900           129,720
---------------------------------------------------------------
 Dick's Sporting
 Goods, Inc. 1                           600            22,008
---------------------------------------------------------------
 Dress Barn,
 Inc. (The) 1                         76,200           965,454

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Specialty Retail Continued
 Finish Line, Inc.
 (The), Cl. A 1                      103,800     $   2,305,398
---------------------------------------------------------------
 Finlay
 Enterprises, Inc. 1                  35,500           587,525
---------------------------------------------------------------
 Footstar, Inc. 1                    152,400         1,981,200
---------------------------------------------------------------
 Friedman's, Inc., Cl. A              51,700           587,829
---------------------------------------------------------------
 Goody's Family
 Clothing, Inc. 1                     47,000           406,550
---------------------------------------------------------------
 Guitar Center, Inc. 1               111,800         3,242,200
---------------------------------------------------------------
 Gymboree Corp. 1                    152,700         2,562,306
---------------------------------------------------------------
 Hancock Fabrics, Inc.                24,700           398,905
---------------------------------------------------------------
 Haverty Furniture
 Cos., Inc.                           12,500           218,750
---------------------------------------------------------------
 Hibbett Sporting
 Goods, Inc. 1                        37,150         1,223,721
---------------------------------------------------------------
 Hollywood
 Entertainment Corp. 1                40,800           701,760
---------------------------------------------------------------
 Hot Topic, Inc. 1                   121,400         3,266,874
---------------------------------------------------------------
 Jo-Ann Stores, Inc.,
 Cl. A 1                              37,200           941,160
---------------------------------------------------------------
 Jos. A. Banks
 Clothiers, Inc. 1                    57,400         1,918,882
---------------------------------------------------------------
 Loehmann's
 Holdings, Inc. 1                     35,800           492,608
---------------------------------------------------------------
 Men's Wearhouse,
 Inc. (The) 1                        129,700         2,833,945
---------------------------------------------------------------
 Monro Muffler
 Brake, Inc. 1                        13,900           392,814
---------------------------------------------------------------
 Mothers Work, Inc. 1                 16,400           439,028
---------------------------------------------------------------
 Movie Gallery, Inc. 1                83,025         1,531,811
---------------------------------------------------------------
 OfficeMax, Inc. 1                    16,800           110,040
---------------------------------------------------------------
 Pacific Sunwear
 of California, Inc. 1               141,750         3,414,758
---------------------------------------------------------------
 Pier 1 Imports, Inc.                 17,200           350,880
---------------------------------------------------------------
 Regis Corp.                          72,800         2,114,840
---------------------------------------------------------------
 Ross Stores, Inc.                    44,600         1,906,204
---------------------------------------------------------------
 Select Comfort
 Corp. 1                             106,100         1,737,918
---------------------------------------------------------------
 Sharper Image
 Corp. 1                             122,700         3,346,029
---------------------------------------------------------------
 Shoe Carnival, Inc. 1                52,900           780,804
---------------------------------------------------------------
 Sonic
 Automotive, Inc. 1                   83,600         1,831,676
---------------------------------------------------------------
 Sports
 Authority, Inc. (The) 1             205,400         2,197,780

13 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Specialty Retail Continued
---------------------------------------------------------------
 Syms Corp. 1                          9,800         $  63,014
---------------------------------------------------------------
 TBC Corp. 1                          86,000         1,638,300
---------------------------------------------------------------
 Tractor Supply Co.                   78,000         3,724,500
---------------------------------------------------------------
 Trans World
 Entertainment Corp. 1                 8,500            43,520
---------------------------------------------------------------
 Tuesday Morning
 Corp. 1                             123,300         3,242,790
---------------------------------------------------------------
 United Auto
 Group, Inc. 1                        35,800           779,724
---------------------------------------------------------------
 Urban
 Outfitters, Inc. 1                   12,600           452,340
---------------------------------------------------------------
 West Marine, Inc. 1                   8,300           145,333
---------------------------------------------------------------
 Zale Corp. 1                         59,400         2,376,000
                                                 -------------
                                                    75,094,988

---------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--2.2%
 Ashworth, Inc. 1                      4,700            33,323
---------------------------------------------------------------
 Brown Shoe Co., Inc.                106,200         3,164,760
---------------------------------------------------------------
 Cherokee, Inc. 1                     17,600           352,352
---------------------------------------------------------------
 Columbia
 Sportswear Co. 1                     38,100         1,958,721
---------------------------------------------------------------
 Culp, Inc. 1                         38,000           262,200
---------------------------------------------------------------
 First Years, Inc. (The)                 700             8,526
---------------------------------------------------------------
 Gildan Activewear,
 Inc., Cl. A 1                         6,300           165,816
---------------------------------------------------------------
 Hampshire
 Group Ltd. 1                            300             8,952
---------------------------------------------------------------
 K-Swiss, Inc., Cl. A                103,200         3,562,464
---------------------------------------------------------------
 Kellwood Co.                        126,200         3,991,706
---------------------------------------------------------------
 Kenneth Cole
 Productions, Inc., Cl. A             11,000           214,390
---------------------------------------------------------------
 OshKosh
 B'Gosh, Inc., Cl. A                  12,600           340,200
---------------------------------------------------------------
 Oxford Industries, Inc.               3,100           128,712
---------------------------------------------------------------
 Perry Ellis
 International, Inc. 1                19,610           382,787
---------------------------------------------------------------
 Quicksilver, Inc. 1                  46,900           773,381
---------------------------------------------------------------
 Russell Corp.                       134,800         2,561,200
---------------------------------------------------------------
 Steven Madden Ltd. 1                 64,000         1,397,760
---------------------------------------------------------------
 Stride Rite Corp.                    13,000           129,480
---------------------------------------------------------------
 Timberland
 Co., Cl. A 1                         51,800         2,738,148
---------------------------------------------------------------
 Tommy Hilfiger
 Corp. 1                              85,100           786,324

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Textiles, Apparel & Luxury Goods Continued
 Warnaco Group,
 Inc. (The) 1                         46,200     $     621,390
---------------------------------------------------------------
 Wolverine World
 Wide, Inc.                          147,400         2,838,924
                                                 -------------
                                                    26,421,516

---------------------------------------------------------------
 Consumer Staples--2.9%
---------------------------------------------------------------
 Beverages--0.1%
 Coca-Cola
 Bottling Co.                         13,000           709,800
---------------------------------------------------------------
 Cott Corp. 1                         25,800           533,802
---------------------------------------------------------------
 National Beverage
 Corp. 1                               5,200            72,280
                                                 -------------
                                                     1,315,882

---------------------------------------------------------------
 Food & Staples Retailing--0.6%
 Arden
 Group, Inc., Cl A 1                   2,100           123,900
---------------------------------------------------------------
 Casey's General
 Stores, Inc.                         53,459           755,910
---------------------------------------------------------------
 Central European
 Distribution Corp. 1                 22,400           451,136
---------------------------------------------------------------
 Chronimed, Inc. 1                    81,700           803,111
---------------------------------------------------------------
 Great Atlantic & Pacific
 Tea Co., Inc. (The) 1                60,300           530,640

---------------------------------------------------------------
 Pathmark Stores, Inc. 1             142,200         1,087,830
---------------------------------------------------------------
 Penn Traffic Co. (The)                1,200               180
---------------------------------------------------------------
 Ruddick Corp.                        10,400           163,488
---------------------------------------------------------------
 Smart & Final, Inc. 1                26,800           124,084
---------------------------------------------------------------
 United Natural
 Foods, Inc. 1                        48,700         1,370,418
---------------------------------------------------------------
 Weis Markets, Inc.                   36,500         1,132,230
---------------------------------------------------------------
 Winn-Dixie Stores, Inc.              43,800           539,178
                                                 -------------
                                                     7,082,105

---------------------------------------------------------------
 Food Products--1.5%
 Bunge Ltd.                           93,300         2,668,380
---------------------------------------------------------------
 Central Garden
 & Pet Co. 1                          53,300         1,271,205
---------------------------------------------------------------
 Flowers Foods, Inc.                 141,600         2,798,016
---------------------------------------------------------------
 Fresh Del Monte
 Produce, Inc.                        94,500         2,427,705
---------------------------------------------------------------
 Horizon Organic
 Holding Corp. 1                       3,500            83,405

14 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Food Products Continued
 International
 Multifoods Corp. 1                   28,200     $     646,062
---------------------------------------------------------------
 J & J Snack
 Foods Corp. 1                        29,200           923,596
---------------------------------------------------------------
 Lancaster Colony
 Corp.                                 4,400           170,104
---------------------------------------------------------------
 M&F Worldwide
 Corp. 1                             154,200         1,110,240
---------------------------------------------------------------
 Omega Protein
 Corp. 1                             188,700           962,370
---------------------------------------------------------------
 Peet's Coffee
 & Tea, Inc. 1                        98,900         1,726,794
---------------------------------------------------------------
 Pilgrim's Pride
 Corp., Cl. B                         16,700           161,489
---------------------------------------------------------------
 Ralcorp
 Holdings, Inc. 1                     16,600           414,336
---------------------------------------------------------------
 Riviana Foods, Inc.                   1,200            32,292
---------------------------------------------------------------
 Sanderson Farms, Inc.                20,100           564,810
---------------------------------------------------------------
 Sanfilippo (John B.) &
 Son, Inc. 1                           6,300           101,745
---------------------------------------------------------------
 Seaboard Corp.                          700           144,900
---------------------------------------------------------------
 Seminis, Inc.                         1,600             5,888
---------------------------------------------------------------
 Seneca Foods
 Corp., Cl. A 1                        1,600            28,032
---------------------------------------------------------------
 USANA Health
 Sciences, Inc. 1                     30,100         1,330,721
---------------------------------------------------------------
 Virbac Corp. 1                        3,200            19,392
                                                 --------------
                                                    17,591,482

---------------------------------------------------------------
 Household Products--0.5%
 Chattem, Inc. 1                     122,000         2,293,600
---------------------------------------------------------------
 Energizer
 Holdings, Inc. 1                     19,500           612,300
---------------------------------------------------------------
 Nu Skin Asia Pacific,
 Inc., Cl. A                          74,600           779,570
---------------------------------------------------------------
 WD-40 Co.                            81,300         2,321,115
                                                 -------------
                                                     6,006,585

---------------------------------------------------------------
 Personal Products--0.1%
 Del Laboratories, Inc.               46,130         1,084,055
---------------------------------------------------------------
 Nature's Sunshine
 Products, Inc.                       12,000            96,120
---------------------------------------------------------------
 NBTY, Inc. 1                         11,500           242,190
                                                 -------------
                                                     1,422,365

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Tobacco--0.1%
 Schweitzer-Mauduit
 International, Inc.                  22,900     $     552,806
---------------------------------------------------------------
 Standard Commercial
 Corp.                                28,600           486,200
                                                 -------------
                                                     1,039,006

---------------------------------------------------------------
 Energy--7.2%
---------------------------------------------------------------
 Energy Equipment & Services--1.8%
 CHC Helicopter
 Corp., Cl. A                         29,300           561,094
---------------------------------------------------------------
 Ensign Resource Service
 Group, Inc.                         157,300         2,338,517
---------------------------------------------------------------
 FMC
 Technologies, Inc. 1                 58,100         1,223,005
---------------------------------------------------------------
 Grey Wolf, Inc. 1                   139,200           562,368
---------------------------------------------------------------
 Gulf Island
 Fabrication, Inc. 1                  42,600           720,792
---------------------------------------------------------------
 Gulfmark
 Offshore, Inc. 1                     33,800           570,544
---------------------------------------------------------------
 Helmerich &
 Payne, Inc.                          51,500         1,503,800
---------------------------------------------------------------
 Key Energy
 Services, Inc. 1                    148,500         1,591,920
---------------------------------------------------------------
 Oceaneering
 International, Inc.                   1,900            48,545
---------------------------------------------------------------
 Offshore
 Logistics, Inc. 1                    40,600           883,050
---------------------------------------------------------------
 Oil States
 International, Inc. 1               215,000         2,601,500
---------------------------------------------------------------
 Patterson-UTI
 Energy, Inc. 1                       21,500           696,600
---------------------------------------------------------------
 Petroleum
 Helicopters, Inc.                       800            24,120
---------------------------------------------------------------
 Superior Energy
 Services, Inc. 1                     19,400           183,912
---------------------------------------------------------------
 Tesco Corp. 1                        99,100           939,399
---------------------------------------------------------------
 Tetra Technologies,
 Inc. 1                                8,900           263,885
---------------------------------------------------------------
 Trican Well
 Service Ltd. 1                      147,600         2,096,544
---------------------------------------------------------------
 Unit Corp. 1                        183,100         3,828,621
---------------------------------------------------------------
 Universal Compression
 Holdings, Inc. 1                      7,800           162,708
---------------------------------------------------------------
 Willbros Group, Inc. 1               21,100           219,229
                                                 -------------
                                                    21,020,153

15 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Oil & Gas--5.4%
 Baytex Energy Ltd. 1                139,000     $   1,161,104
---------------------------------------------------------------
 Berry Petroleum
 Co., Cl. A                            1,600            28,720
---------------------------------------------------------------
 BlackRock
 Ventures, Inc. 1                    765,000         1,323,091
---------------------------------------------------------------
 Brigham
 Exploration Co. 1                     3,900            19,890
---------------------------------------------------------------
 Brown (Tom), Inc. 1                 109,400         3,040,226
---------------------------------------------------------------
 Callon
 Petroleum Co. 1                     101,800           724,816
---------------------------------------------------------------
 Canadian Natural
 Resources Ltd.                        1,402            55,954
---------------------------------------------------------------
 Canadian Superior
 Energy, Inc. 1                    1,524,424         1,783,871
---------------------------------------------------------------
 Chesapeake Energy
 Corp.                               210,000         2,121,000
---------------------------------------------------------------
 Cimarex Energy Co. 1                121,670         2,889,662
---------------------------------------------------------------
 Clear Energy, Inc. 1                377,566           833,632
---------------------------------------------------------------
 Compton Petroleum
 Corp. 1                             249,500         1,079,713
---------------------------------------------------------------
 Comstock
 Resources, Inc. 1                    78,200         1,069,776
---------------------------------------------------------------
 Crescent Point Energy
 Ltd., Cl. A 1                       155,600           710,006
---------------------------------------------------------------
 Denbury
 Resources, Inc. 1                   184,600         2,479,178
---------------------------------------------------------------
 Dominion Resources
 Black Warrior Trust                  12,300           324,720
---------------------------------------------------------------
 Eastern American
 Natural Gas Trust                       700            14,882
---------------------------------------------------------------
 Encore Acquisition
 Co. 1                                 8,300           158,945
---------------------------------------------------------------
 Energy Partners Ltd. 1               27,000           311,850
---------------------------------------------------------------
 Esprit
 Exploration Ltd. 1,2                428,200           756,342
---------------------------------------------------------------
 Esprit
 Exploration Ltd. 1                  393,800           695,581
---------------------------------------------------------------
 Forest Oil Corp. 1                   45,600         1,145,472
---------------------------------------------------------------
 Frontier Oil Corp.                  140,000         2,128,000
---------------------------------------------------------------
 Holly Corp.                          73,800         2,036,880
---------------------------------------------------------------
 Houston
 Exploration Co. 1                    50,800         1,762,760
---------------------------------------------------------------
 Impact Energy, Inc. 1               617,400           745,197
---------------------------------------------------------------
 KCS Energy, Inc. 1                   41,500           223,685
---------------------------------------------------------------
 Ketch
 Resources Ltd. 1                    171,900           917,222

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Oil & Gas Continued
 Magnum Hunter
 Resources, Inc. 1                    81,800     $     653,582
---------------------------------------------------------------
 Maritrans, Inc.                      39,000           571,350
---------------------------------------------------------------
 Newfield
 Exploration Co. 1                    43,900         1,648,445
---------------------------------------------------------------
 North Coast
 Energy, Inc.                            200             1,856
---------------------------------------------------------------
 OMI Corp. 1                         478,300         2,946,328
---------------------------------------------------------------
 Paramount
 Energy Trust                        144,936           917,350
---------------------------------------------------------------
 Paramount
 Resources Ltd.                      220,000         1,497,700
---------------------------------------------------------------
 Patina Oil &
 Gas Corp.                            81,187         2,610,162
---------------------------------------------------------------
 Penn Virginia Corp.                  36,800         1,582,400
---------------------------------------------------------------
 Pogo Producing Co.                   53,400         2,282,850
---------------------------------------------------------------
 Premcor, Inc. 1                      75,000         1,616,250
---------------------------------------------------------------
 Prima Energy Corp. 1                    600            12,528
---------------------------------------------------------------
 Progress Energy Ltd. 1              133,800           974,881
---------------------------------------------------------------
 Purcell Energy Ltd. 1               588,100         1,038,778
---------------------------------------------------------------
 Quicksilver
 Resources, Inc. 1                    37,800           905,310
---------------------------------------------------------------
 Range Resources
 Corp. 1                              42,100           263,967
---------------------------------------------------------------
 Real Resources, Inc. 1              150,300           497,774
---------------------------------------------------------------
 Remington Oil
 & Gas Corp. 1                        97,400         1,790,212
---------------------------------------------------------------
 Rio Alto Resources
 International, Inc. 1               479,300           328,058
---------------------------------------------------------------
 Spinnaker
 Exploration Co. 1                    92,600         2,426,120
---------------------------------------------------------------
 St. Mary Land &
 Exploration Co. 1                    24,600           671,580
---------------------------------------------------------------
 Stelmar Shipping Ltd. 1              39,500           662,020
---------------------------------------------------------------
 Stone Energy Corp. 1                 58,400         2,448,128
---------------------------------------------------------------
 Tesoro Petroleum
 Corp. 1                              72,200           496,736
---------------------------------------------------------------
 TransMontaigne, Inc. 1                1,700            11,016
---------------------------------------------------------------
 Ultra Petroleum
 Corp. 1                              30,000           387,300
---------------------------------------------------------------
 Upton
 Resources, Inc. 1                   400,000         1,089,236
---------------------------------------------------------------
 Western Gas
 Resources, Inc.                      73,200         2,898,720

16 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Oil & Gas Continued
 Westport
 Resources Corp. 1                    69,100     $   1,572,025
                                                 -------------
                                                    65,344,837

---------------------------------------------------------------
 Financials--15.8%
---------------------------------------------------------------
 Commercial Banks--11.3%
 Allegiant
 Bancorp, Inc.                        20,200           409,050
---------------------------------------------------------------
 Alliance
 Financial Corp.                      15,400           415,800
---------------------------------------------------------------
 AmericanWest
 Bancorporation                       42,300           686,529
---------------------------------------------------------------
 Anchor BanCorp
 Wisconsin, Inc.                      88,900         2,123,821
---------------------------------------------------------------
 Arrow Financial Corp.                16,493           550,371
---------------------------------------------------------------
 BancFirst Corp.                       1,000            51,860
---------------------------------------------------------------
 BancTrust Financial
 Group, Inc. 1                         1,500            23,880
---------------------------------------------------------------
 Bank Mutual Corp.                    48,900         1,589,250
---------------------------------------------------------------
 Bank of Hawaii Corp.                 28,700           951,405
---------------------------------------------------------------
 Bank of Kentucky
 (The), Financial Corp.                  500            15,375
---------------------------------------------------------------
 Bank of the
 Ozarks, Inc.                         18,100           701,556
---------------------------------------------------------------
 BankUnited Financial
 Corp., Cl. A                         83,400         1,680,510
---------------------------------------------------------------
 Banner Corp.                          1,100            22,539
---------------------------------------------------------------
 Bay View
 Capital Corp. 1                      17,300            99,994
---------------------------------------------------------------
 Berkshire Hills
 Bancorp, Inc.                        11,600           329,440
---------------------------------------------------------------
 Brookline
 Bancorp, Inc.                       169,265         2,369,710
---------------------------------------------------------------
 Bryn Mawr
 Bank Corp.                            3,200           118,624
---------------------------------------------------------------
 C&F Financial Corp.                 400            15,700
---------------------------------------------------------------
 Camco Financial
 Corp.                                11,700           182,403
---------------------------------------------------------------
 Camden
 National Corp.                        2,900            79,750
---------------------------------------------------------------
 Capital City
 Bank Group, Inc.                     21,125           764,725
---------------------------------------------------------------
 Capital Corp
 of the West                           1,000            25,360
---------------------------------------------------------------
 Capital Crossing Bank 1               3,700            89,096

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Capitol Bancorp Ltd.                 28,800     $     780,480
---------------------------------------------------------------
 Cascade Bancorp                      20,900           362,197
---------------------------------------------------------------
 Cass Information
 Systems, Inc.                           500            14,625
---------------------------------------------------------------
 Cathay Bancorp, Inc.                  7,700           343,266
---------------------------------------------------------------
 CB Bancshares, Inc.                  30,943         1,922,179
---------------------------------------------------------------
 Central Pacific
 Financial Corp.                      32,100           889,170
---------------------------------------------------------------
 Chemical
 Financial Corp.                       3,995           119,051
---------------------------------------------------------------
 Chester Valley
 Bancorp, Inc.                         2,400            45,864
---------------------------------------------------------------
 Citizens &
 Northern Corp.                          450            11,713
---------------------------------------------------------------
 Citizens First
 Bancorp, Inc.                        22,800           497,952
---------------------------------------------------------------
 Citizens South
 Banking Corp.                         2,200            29,128
---------------------------------------------------------------
 City Holding Co.                     36,800         1,077,136
---------------------------------------------------------------
 CNB Financial Corp.                   1,400            62,972
---------------------------------------------------------------
 CNB Florida
 Bancshares, Inc.                      5,700            89,205
---------------------------------------------------------------
 Coastal Bancorp, Inc.                 6,000           170,520
---------------------------------------------------------------
 Coastal Financial
 Corp.                                   880            11,361
---------------------------------------------------------------
 Columbia Bancorp,
 Eastern US                            8,700           208,800
---------------------------------------------------------------
 Columbia Banking
 System, Inc.                        104,400         1,869,804
---------------------------------------------------------------
 Commercial
 Bankshares, Inc.                      2,951            87,704
---------------------------------------------------------------
 Commercial National
 Financial Corp.                         500            13,164
---------------------------------------------------------------
 Community Bank
 System, Inc.                         41,000         1,558,000
---------------------------------------------------------------
 Community First
 Bankshares, Inc.                     80,900         2,208,570
---------------------------------------------------------------
 Community Trust
 Bancorp, Inc.                        10,400           271,856
---------------------------------------------------------------
 Connecticut
 Bancshares, Inc.                     57,900         2,272,575
---------------------------------------------------------------
 CVB Financial Corp.                  62,956         1,228,901
---------------------------------------------------------------
 Dime Community
 Bancshares, Inc.                    107,450         2,734,602
---------------------------------------------------------------
 East West
 Bancorp, Inc.                        65,500         2,367,170

17 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 EverTrust Financial
 Group, Inc.                             300     $       6,897
---------------------------------------------------------------
 F&M Bancorp                       7,300           360,036
---------------------------------------------------------------
 Fidelity
 Bankshares, Inc.                     85,165         1,899,179
---------------------------------------------------------------
 First BanCorp,
 Puerto Rico                          87,400         2,399,130
---------------------------------------------------------------
 First Busey Corp.                     5,800           140,592
---------------------------------------------------------------
 First Charter Corp.                  14,800           257,520
---------------------------------------------------------------
 First Citizens
 BancShares, Inc., Cl. A               5,400           544,536
---------------------------------------------------------------
 First Commonwealth
 Financial Corp.                       4,900            63,504
---------------------------------------------------------------
 First Community
 Bancshares, Inc.                     36,300         1,281,390
---------------------------------------------------------------
 First Defiance
 Financial Corp.                       8,600           170,624
---------------------------------------------------------------
 First Federal Capital
 Corp.                                98,300         1,951,255
---------------------------------------------------------------
 First Federal Financial
 Corp. of Kentucky                     1,479            48,319
---------------------------------------------------------------
 First Financial
 Bankshares, Inc.                      5,375           179,847
---------------------------------------------------------------
 First Financial Corp.                 2,700           142,830
---------------------------------------------------------------
 First Financial
 Holdings, Inc.                       53,800         1,454,752
---------------------------------------------------------------
 First Indiana Corp.                  15,900           272,208
---------------------------------------------------------------
 First Merchants
 Corp.                                11,700           284,427
---------------------------------------------------------------
 First Midwest
 Bancorp, Inc.                         4,750           136,848
---------------------------------------------------------------
 First National Corp.                  6,100           150,426
---------------------------------------------------------------
 First Niagara
 Financial Group, Inc.               130,599         1,823,162
---------------------------------------------------------------
 First Oak Brook
 Bancshares, Inc.                      8,300           273,817
---------------------------------------------------------------
 First of Long Island
 Corp. (The)                             300            11,970
---------------------------------------------------------------
 First Place
 Financial Corp.                      33,400           578,488
---------------------------------------------------------------
 First SecurityFed
 Financial, Inc.                       1,700            42,347
---------------------------------------------------------------
 First Sentinel
 Bancorp, Inc.                        21,300           340,161
---------------------------------------------------------------
 First South
 Bancorp, Inc.                           900            29,934

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Firstbank Corp.                       3,200     $      97,216
---------------------------------------------------------------
 FirstFed America
 Bancorp, Inc.                        33,400         1,152,300
---------------------------------------------------------------
 FirstFed Financial
 Corp. 1                              57,900         2,043,291
---------------------------------------------------------------
 Flagstar Bancorp, Inc.              151,200         3,696,840
---------------------------------------------------------------
 FloridaFirst
 Bancorp, Inc.                         8,700           207,582
---------------------------------------------------------------
 Flushing Financial
 Corp.                                53,360         1,182,991
---------------------------------------------------------------
 FNB Corp.                             1,100            29,777
---------------------------------------------------------------
 Foothill Independent
 Bancorp                               4,800            88,896
---------------------------------------------------------------
 Franklin Financial
 Corp.                                 1,400            42,070
---------------------------------------------------------------
 Frontier
 Financial Corp.                         100             2,841
---------------------------------------------------------------
 GA Financial, Inc.                   10,400           261,560
---------------------------------------------------------------
 Glacier Bancorp, Inc.                56,100         1,381,182
---------------------------------------------------------------
 Great Southern
 Bancorp, Inc.                           500            19,270
---------------------------------------------------------------
 Greater Delaware
 Valley Savings Bank                   4,500           102,150
---------------------------------------------------------------
 Hancock
 Holding Co.                          15,100           710,606
---------------------------------------------------------------
 Hanmi Financial
 Corp.                                41,700           728,499
---------------------------------------------------------------
 Harbor Florida
 Bancshares, Inc.                     94,100         2,254,636
---------------------------------------------------------------
 Harleysville
 National Corp.                       23,000           622,380
---------------------------------------------------------------
 Hawthorne
 Financial Corp. 1                    39,800         1,379,468
---------------------------------------------------------------
 Home Federal
 Bancorp                              39,700           963,916
---------------------------------------------------------------
 Horizon Financial
 Corp.                                 1,900            29,982
---------------------------------------------------------------
 Hudson United
 Bancorp                              36,600         1,249,890
---------------------------------------------------------------
 Hudson Valley
 Holding Corp. 2                         300            18,675
---------------------------------------------------------------
 IBERIABANK Corp.                     40,750         1,988,600
---------------------------------------------------------------
 Independence
 Community
 Bank Corp.                           19,100           539,002

18 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Independent Bank
 Corp.-Massachusetts                  34,400     $     777,096
---------------------------------------------------------------
 Independent Bank
 Corp.-Michigan                       89,069         2,288,183
---------------------------------------------------------------
 International
 Bancshares Corp.                     37,656         1,339,047
---------------------------------------------------------------
 Irwin Financial Corp.                52,900         1,370,110
---------------------------------------------------------------
 ITLA Capital Corp. 1                 56,700         2,292,381
---------------------------------------------------------------
 Klamath First
 Bancorp, Inc.                        12,400           208,568
---------------------------------------------------------------
 Lakeland
 Financial Corp.                         300             9,114
---------------------------------------------------------------
 Local Financial Corp. 1              62,000           895,280
---------------------------------------------------------------
 Macatawa Bank Corp.                   9,135           220,062
---------------------------------------------------------------
 MAF Bancorp, Inc.                    76,900         2,850,683
---------------------------------------------------------------
 MainSource
 Financial Group, Inc.                 5,800           141,346
---------------------------------------------------------------
 MB Financial, Inc.                   14,700           588,588
---------------------------------------------------------------
 Mercantile Bank Corp.                 2,900            82,824
---------------------------------------------------------------
 Mid-State Bancshares                 16,800           331,800
---------------------------------------------------------------
 Middleburg
 Financial Corp.                       1,300            74,230
---------------------------------------------------------------
 Nara Bancorp, Inc.                   62,500         1,187,500
---------------------------------------------------------------
 NASB Financial, Inc.                  8,700           252,300
---------------------------------------------------------------
 National
 Bankshares, Inc.                     11,800           463,858
---------------------------------------------------------------
 National Penn
 Bancshares, Inc.                      3,785           106,283
---------------------------------------------------------------
 NBT Bancorp, Inc.                    60,500         1,170,675
---------------------------------------------------------------
 Net.B@nk, Inc.                       66,700           877,772
---------------------------------------------------------------
 NewMil Bancorp, Inc.                    200             4,380
---------------------------------------------------------------
 North Valley Bancorp                  6,750           101,250
---------------------------------------------------------------
 Northern Empire
 Bancshares                              840            21,294
---------------------------------------------------------------
 Northwest
 Bancorp, Inc.                           700            11,200
---------------------------------------------------------------
 Oak Hill
 Financial, Inc.                       8,758           219,213
---------------------------------------------------------------
 OceanFirst Financial
 Corp.                                29,000           708,470
---------------------------------------------------------------
 Old National Bancorp                  9,745           224,135
---------------------------------------------------------------
 Old Second
 Bancorp, Inc.                        44,433         1,903,954
---------------------------------------------------------------
 Oneida Financial
 Corp.                                 1,515            33,921

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Oriental Financial
 Group, Inc.                          55,675     $   1,430,291
---------------------------------------------------------------
 Pacific Capital
 Bancorp                              93,800         3,287,690
---------------------------------------------------------------
 Pacific Northwest
 Bancorp                               7,600           264,176
---------------------------------------------------------------
 Parkvale Financial
 Corp.                                 2,300            56,534
---------------------------------------------------------------
 Peapack-Gladstone
 Financial Corp.                       1,700            54,451
---------------------------------------------------------------
 PennFed Financial
 Services, Inc.                       16,000           444,000
---------------------------------------------------------------
 PennRock Financial
 Services Corp.                        6,300           170,163
---------------------------------------------------------------
 Peoples Holding
 Co. (The)                             2,000            88,500
---------------------------------------------------------------
 PFF Bancorp, Inc.                    44,700         1,727,655
---------------------------------------------------------------
 Port Financial Corp.                 41,100         2,214,468
---------------------------------------------------------------
 Progress
 Financial Corp.                      12,810           175,113
---------------------------------------------------------------
 Prosperity
 Bancshares, Inc.                     66,600         1,282,050
---------------------------------------------------------------
 Provident
 Bancorp, Inc.                         1,000            32,100
---------------------------------------------------------------
 Provident
 Bankshares Corp.                      4,800           121,968
---------------------------------------------------------------
 Quaker City
 Bancorp, Inc. 1                      40,525         1,663,551
---------------------------------------------------------------
 R&G Financial
 Corp., Cl. B                        113,800         3,379,860
---------------------------------------------------------------
 Redwood Empire
 Bancorp                              19,400           553,094
---------------------------------------------------------------
 Republic Bancorp, Inc.               30,270           406,223
---------------------------------------------------------------
 Republic Bancorp,
 Inc., Cl. A                          45,350           672,541
---------------------------------------------------------------
 Republic
 Bancshares, Inc.                        100             2,501
---------------------------------------------------------------
 S&T Bancorp, Inc.                    77,000         2,112,110
---------------------------------------------------------------
 S.Y. Bancorp, Inc.                    4,500           159,165
---------------------------------------------------------------
 Sandy Spring
 Bancorp, Inc.                        38,400         1,213,440
---------------------------------------------------------------
 Santander BanCorp                     2,100            34,356
---------------------------------------------------------------
 Seacoast Banking
 Corp. of Florida                     81,800         1,393,872
---------------------------------------------------------------
 Seacoast Financial
 Services Corp.                        1,346            26,651

19 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Second Bancorp, Inc.                 13,000     $     335,400
---------------------------------------------------------------
 Simmons First
 National Corp.                       11,100           222,111
---------------------------------------------------------------
 Sky Financial
 Group, Inc.                           5,600           121,632
---------------------------------------------------------------
 Sound Federal
 Bancorp, Inc.                        30,300           411,777
---------------------------------------------------------------
 Southern Financial
 Bancorp, Inc.                        31,217           953,992
---------------------------------------------------------------
 Southwest
 Bancorp, Inc.                        11,200           306,992
---------------------------------------------------------------
 St. Francis
 Capital Corp.                        47,300         1,375,011
---------------------------------------------------------------
 State Bancorp, Inc.                  37,689           737,574
---------------------------------------------------------------
 State Financial
 Services Corp.                        6,200           137,268
---------------------------------------------------------------
 Sterling Bancorp                     58,740         1,638,259
---------------------------------------------------------------
 Sterling Financial
 Corp., Eastern US                     3,000            69,750
---------------------------------------------------------------
 Sterling Financial
 Corp., Western US                    85,760         2,089,114
---------------------------------------------------------------
 Sun Bancorp, Inc.                     1,100            22,198
---------------------------------------------------------------
 Sun Bancorp, Inc.,
 New Jersey                           34,835           693,217
---------------------------------------------------------------
 Superior Financial
 Corp.                                46,200         1,108,800
---------------------------------------------------------------
 Texas Regional
 Bancshares, Inc., Cl. A              18,020           625,294
---------------------------------------------------------------
 TierOne Corp. 1                       3,900            75,933
---------------------------------------------------------------
 Tompkins
 Trustco, Inc.                           700            31,255
---------------------------------------------------------------
 Troy Financial Corp.                 22,975           623,771
---------------------------------------------------------------
 Trust Co. of
 New Jersey (The)                     25,400           769,620
---------------------------------------------------------------
 U.S.B. Holding Co., Inc.              3,700            65,675
---------------------------------------------------------------
 UCBH Holdings, Inc.                  96,500         2,767,620
---------------------------------------------------------------
 Union
 Bankshares Corp.                     10,900           308,143
---------------------------------------------------------------
 United Community
 Financial Corp.                       2,500            23,100
---------------------------------------------------------------
 United National
 Bancorp                              14,400           397,296
---------------------------------------------------------------
 United Security
 Bancshares, Inc.,
 Southern US                           2,300           103,868

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Banks Continued
 Univest Corp.
 of Pennsylvania                       1,000     $      33,100
---------------------------------------------------------------
 Unizan Financial
 Corp.                                 7,135           125,362
---------------------------------------------------------------
 W. Holding Co., Inc.                 39,800           673,416
---------------------------------------------------------------
 Waypoint
 Financial Corp.                      71,700         1,293,468
---------------------------------------------------------------
 Webster Financial
 Corp.                                26,900         1,016,820
---------------------------------------------------------------
 WesBanco, Inc.                        3,800            92,340
---------------------------------------------------------------
 West Coast Bancorp                    1,800            32,760
---------------------------------------------------------------
 WGNB Corp.                            1,000            25,250
---------------------------------------------------------------
 Willow Grove
 Bancorp, Inc.                        83,300         1,413,601
---------------------------------------------------------------
 Wilshire State Bank 1                 1,800            27,666
---------------------------------------------------------------
 WSFS Financial
 Corp.                                42,400         1,628,160
                                                 -------------
                                                   136,281,185
---------------------------------------------------------------
 Diversified Financial Services--0.8%
 Ace Cash Express, Inc. 1              5,800            63,046
---------------------------------------------------------------
 Atalanta/Sosnoff
 Capital Corp. 1                       1,600            21,680
---------------------------------------------------------------
 California First
 National Bancorp                        700             6,643
---------------------------------------------------------------
 Cash America
 International, Inc.                 176,300         2,330,686
---------------------------------------------------------------
 CompuCredit Corp. 1                  75,900           922,185
---------------------------------------------------------------
 Credit
 Acceptance Corp. 1                   79,900           806,191
---------------------------------------------------------------
 E*TRADE
 Group, Inc. 1                        73,100           621,350
---------------------------------------------------------------
 First Cash Financial
 Services, Inc. 1                     10,500           149,205
---------------------------------------------------------------
 Gladstone Capital
 Corp.                                 1,800            37,134
---------------------------------------------------------------
 iDine Rewards
 Network, Inc.                           400             5,496
---------------------------------------------------------------
 Newtek Business
 Services, Inc.                          500             2,655
---------------------------------------------------------------
 Providian
 Financial Corp. 1                   121,800         1,127,868
---------------------------------------------------------------
 Sanders Morris Harris
 Group, Inc.                             800             7,160
---------------------------------------------------------------
 Student Loan
 Corp. (The)                          11,500         1,449,000

20 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Diversified Financial Services Continued
 United PanAm
 Financial Corp. 1                     3,900     $      47,736
---------------------------------------------------------------
 WFS Financial, Inc. 1                19,400           650,094
---------------------------------------------------------------
 World Acceptance
 Corp. 1                              67,900         1,105,412
                                                 -------------
                                                     9,353,541

---------------------------------------------------------------
 Insurance--2.4%
 21st Century
 Insurance Group                         700            10,010
---------------------------------------------------------------
 Alfa Corp.                           90,100         1,145,171
---------------------------------------------------------------
 American Medical
 Security Group, Inc. 1               66,400         1,268,240
---------------------------------------------------------------
 American Physicians
 Capital, Inc. 1                       3,800            92,150
---------------------------------------------------------------
 Arch Capital
 Group Ltd. 1                         56,400         1,958,772
---------------------------------------------------------------
 Baldwin & Lyons, Inc.,
 Cl. B, Non-Vtg.                       4,800           114,000
---------------------------------------------------------------
 Berkley (W.R.) Corp.                 11,700           616,590
---------------------------------------------------------------
 Brown & Brown, Inc.                  33,600         1,092,000
---------------------------------------------------------------
 CNA Surety Corp.                     29,800           293,530
---------------------------------------------------------------
 Crawford & Co., Cl. A,
 Non-Vtg.                              1,600             7,760
---------------------------------------------------------------
 Delphi Financial
 Group, Inc., Cl. A                   47,400         2,218,320
---------------------------------------------------------------
 Donegal Group,
 Inc., Cl. A                             300             4,056
---------------------------------------------------------------
 EMC Insurance
 Group, Inc.                           1,600            29,680
---------------------------------------------------------------
 FBL Financial Group,
 Inc., Cl. A                          24,000           483,600
---------------------------------------------------------------
 Fidelity National
 Financial, Inc.                      69,971         2,152,308
---------------------------------------------------------------
 Financial
 Industries Corp.                      7,700           113,498
---------------------------------------------------------------
 Great American Financial
 Resources, Inc.                       6,300            82,593
---------------------------------------------------------------
 Harleysville Group, Inc.              2,500            57,550
---------------------------------------------------------------
 Hub International Ltd.               14,800           253,080
---------------------------------------------------------------
 Independence
 Holding Co.                           2,200            46,442
---------------------------------------------------------------
 Infinity Property &
 Casualty Corp.                       50,227         1,187,366
---------------------------------------------------------------
 IPC Holdings Ltd.                     9,700           324,950

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Insurance Continued
 LandAmerica Financial
 Group, Inc.                          73,400     $   3,486,500
---------------------------------------------------------------
 Midland Co. (The)                     8,400           186,564
---------------------------------------------------------------
 National Western Life
 Insurance Co., Cl. A 1                2,100           231,903
---------------------------------------------------------------
 Navigators Group,
 Inc. (The) 1                          8,200           244,524
---------------------------------------------------------------
 Odyssey Re Holdings
 Corp.                               116,800         2,464,480
---------------------------------------------------------------
 Penn-America
 Group, Inc.                           1,500            16,875
---------------------------------------------------------------
 Pico Holdings, Inc. 1                 4,000            52,000
---------------------------------------------------------------
 ProAssurance Corp. 1                 58,600         1,581,614
---------------------------------------------------------------
 Reinsurance Group
 of America, Inc.                     29,600           950,160
---------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.                        36,600         1,666,032
---------------------------------------------------------------
 RLI Corp.                            47,600         1,566,040
---------------------------------------------------------------
 State Auto
 Financial Corp.                      23,800           534,310
---------------------------------------------------------------
 Stewart Information
 Services Corp. 1                     79,400         2,211,290
---------------------------------------------------------------
 U.S.I. Holdings Corp. 1              15,000           176,400
---------------------------------------------------------------
 United Fire &
 Casualty Co.                            800            25,992
---------------------------------------------------------------
 Universal American
 Financial Corp.                       1,500             9,555
                                                 -------------
                                                    28,955,905

---------------------------------------------------------------
 Real Estate--0.7%
 American Financial
 Realty Trust                         93,200         1,389,612
---------------------------------------------------------------
 Anworth Mortgage
 Asset Corp.                          19,150           295,293
---------------------------------------------------------------
 Capital Automotive
 REIT                                  9,700           271,503
---------------------------------------------------------------
 Capital Trust, Cl. A                  8,500           157,675
---------------------------------------------------------------
 CBL & Associates
 Properties, Inc.                     11,700           503,100
---------------------------------------------------------------
 Chelsea Property
 Group, Inc.                           5,800           233,798
---------------------------------------------------------------
 Consolidated-Tomoka
 Land Co.                              1,200            30,144
---------------------------------------------------------------
 Correctional
 Properties Trust                     11,600           324,800

21 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Real Estate Continued
 Friedman, Billings, Ramsey
 Group, Inc., Cl. A                   64,800     $     868,320
---------------------------------------------------------------
 Getty Realty Corp.                    7,300           162,936
---------------------------------------------------------------
 LNR Property Corp.                   10,700           400,180
---------------------------------------------------------------
 Maguire
 Properties, Inc. 1                   67,600         1,301,300
---------------------------------------------------------------
 Pan Pacific Retail
 Properties, Inc.                      6,800           267,580
---------------------------------------------------------------
 Prentiss
 Properties Trust                      6,800           203,932
---------------------------------------------------------------
 Ramco-Gershenson
 Properties Trust                     17,700           412,410
---------------------------------------------------------------
 Regency
 Centers Corp.                         9,700           339,306
---------------------------------------------------------------
 Stratus Properties, Inc.             21,666           211,027
---------------------------------------------------------------
 Tanger Factory
 Outlet Centers, Inc.                  5,900           195,172
---------------------------------------------------------------
 Trammell Crow Co. 1                  56,700           601,587
---------------------------------------------------------------
 Urstadt Biddle
 Properties, Inc.                      1,000            13,300
                                                 -------------
                                                     8,182,975

---------------------------------------------------------------
 Thrifts & Mortgage Finance--0.6%
 Accredited Home
 Lenders Holding Co. 1                 2,300            45,126
---------------------------------------------------------------
 American Home
 Mortgage
 Holdings, Inc.                       86,400         1,691,712
---------------------------------------------------------------
 Charter Municipal
 Mortgage
 Acceptance Co.                       51,900           986,619
---------------------------------------------------------------
 Doral Financial Corp.                63,550         2,837,507
---------------------------------------------------------------
 Fremont
 General Corp.                        34,100           467,170
---------------------------------------------------------------
 New Century
 Financial Corp.                      24,100         1,051,965
                                                 -------------
                                                     7,080,099

---------------------------------------------------------------
 Health Care--14.7%
---------------------------------------------------------------
 Biotechnology--2.5%
 Amylin
 Pharmaceuticals, Inc. 1              96,500         2,112,385
---------------------------------------------------------------
 Antigenics, Inc. 1                   82,900           955,008
---------------------------------------------------------------
 BioMarin
 Pharmaceutical, Inc. 1              119,500         1,166,320
---------------------------------------------------------------
 BioReliance Corp. 1                  67,800         1,437,360

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Biotechnology Continued
 Celgene Corp. 1                      79,100     $   2,404,640
---------------------------------------------------------------
 Ciphergen
 Biosystems, Inc. 1                   14,700           150,675
---------------------------------------------------------------
 Digene Corp. 1                       46,000         1,252,580
---------------------------------------------------------------
 Exact Sciences
 Corp. 1                              52,500           575,400
---------------------------------------------------------------
 Gen-Probe, Inc. 1                    58,200         2,378,634
---------------------------------------------------------------
 Idexx
 Laboratories, Inc. 1                104,800         3,514,992
---------------------------------------------------------------
 Martek
 Biosciences Corp. 1                  40,900         1,756,246
---------------------------------------------------------------
 Medicines Co. (The) 1                92,600         1,823,294
---------------------------------------------------------------
 Nuerocrine
 Biosciences, Inc. 1                  33,100         1,653,014
---------------------------------------------------------------
 QLT PhotoTherapeutics,
 Inc. 1                               92,200         1,170,848
---------------------------------------------------------------
 Sepracor, Inc. 1                     73,900         1,332,417
---------------------------------------------------------------
 Tanox, Inc. 1                       100,930         1,619,926
---------------------------------------------------------------
 Telik, Inc. 1                       139,900         2,248,193
---------------------------------------------------------------
 United
 Therapeutics Corp. 1                 93,400         2,034,252
                                                  -------------
                                                    29,586,184

---------------------------------------------------------------
 Health Care Equipment & Supplies--4.8%
 Advanced Medical
 Optics, Inc. 1                      181,200         3,089,460
---------------------------------------------------------------
 Advanced
 Neuromodulation
 Systems, Inc. 1                      14,000           724,780
---------------------------------------------------------------
 Aksys Ltd. 1                         77,800         1,007,510
---------------------------------------------------------------
 Alaris Medical, Inc.                167,700         2,171,715
---------------------------------------------------------------
 Analogic Corp.                       39,700         1,935,772
---------------------------------------------------------------
 Arrow
 International, Inc.                     900            39,735
---------------------------------------------------------------
 Bio-Rad Laboratories,
 Inc., Cl. A 1                        65,900         3,647,565
---------------------------------------------------------------
 BioLase
 Technology, Inc. 1                    9,300            99,789
---------------------------------------------------------------
 Biosite, Inc. 1                      77,800         3,742,180
---------------------------------------------------------------
 CNS, Inc. 1                           2,700            22,950
---------------------------------------------------------------
 Cooper Cos.,
 Inc. (The)                          134,100         4,662,657
---------------------------------------------------------------
 Cyberonics, Inc. 1                   29,500           634,545
---------------------------------------------------------------
 Dade Behring
 Holdings, Inc. 1                     36,100           829,217

22 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Health Care Equipment & Supplies Continued
 Edwards
 Lifesciences Corp. 1                  9,700     $     311,758
---------------------------------------------------------------
 Exactech, Inc. 1                     59,900           862,560
---------------------------------------------------------------
 HealthTronics
 Surgical Services, Inc. 1           135,700         1,221,300
---------------------------------------------------------------
 I-STAT Corp. 1                       16,300           146,537
---------------------------------------------------------------
 ICU Medical, Inc. 1                   6,300           196,245
---------------------------------------------------------------
 Immucor, Inc. 1                     101,650         2,214,954
---------------------------------------------------------------
 Inamed Corp. 1                       55,000         2,952,950
---------------------------------------------------------------
 Integra LifeSciences
 Holdings Corp.                          500            13,190
---------------------------------------------------------------
 Kensey Nash Corp. 1                 106,000         2,756,000
---------------------------------------------------------------
 Lifeline Systems, Inc. 1             19,700           559,480
---------------------------------------------------------------
 Matthews
 International
 Corp., Cl. A                         25,600           633,856
---------------------------------------------------------------
 Mentor Corp.                         66,200         1,282,956
---------------------------------------------------------------
 Meridian
 Bioscience, Inc.                     40,400           368,044
---------------------------------------------------------------
 Merit Medical
 Systems, Inc. 1                     139,500         2,787,210
---------------------------------------------------------------
 Microtek Medical
 Holdings, Inc. 1                      8,300            17,430
---------------------------------------------------------------
 Novoste Corp. 1                       7,000            42,000
---------------------------------------------------------------
 Nutraceutical
 International Corp. 1                43,800           470,850
---------------------------------------------------------------
 PolyMedica Corp.                     36,500         1,671,335
---------------------------------------------------------------
 Possis Medical, Inc. 1               74,600         1,023,512
---------------------------------------------------------------
 Quidel Corp. 1                       69,000           429,180
---------------------------------------------------------------
 Regeneration
 Technologies, Inc. 1                 14,400           191,376
---------------------------------------------------------------
 ResMed, Inc. 1                        9,700           380,240
---------------------------------------------------------------
 Respironics, Inc. 1                  29,100         1,091,832
---------------------------------------------------------------
 Steris Corp. 1                       99,600         2,299,764
---------------------------------------------------------------
 SurModics, Inc. 1                    10,900           332,450
---------------------------------------------------------------
 Sybron Dental
 Specialties, Inc. 1                 144,500         3,410,200
---------------------------------------------------------------
 Synovis Life
 Technologies, Inc. 1                 44,600           880,404
---------------------------------------------------------------
 Thoratec Corp. 1                     76,900         1,145,810
---------------------------------------------------------------
 Viasys
 Healthcare, Inc. 1                   41,000           848,700
---------------------------------------------------------------
 VISX, Inc. 1                         52,900           917,815
---------------------------------------------------------------
 Vital Images, Inc. 1                 92,500         1,700,150

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Health Care Equipment & Supplies Continued
 Young
 Innovations, Inc. 1                  89,000     $   2,536,500
---------------------------------------------------------------
 Zoll Medical Corp. 1                  3,200           107,392
                                                 -------------
                                                    58,411,855

---------------------------------------------------------------
 Health Care Providers & Services--4.7%
 Advisory
 Board Co. (The) 1                    63,600         2,577,072
---------------------------------------------------------------
 American
 Healthways, Inc. 1                   42,700         1,542,324
---------------------------------------------------------------
 AMERIGROUP
 Corp. 1                              77,500         2,883,000
---------------------------------------------------------------
 AmSurg Corp. 1                       47,500         1,448,750
---------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1                       136,400         3,393,632
---------------------------------------------------------------
 Centene Corp. 1                      62,500         2,431,250
---------------------------------------------------------------
 Cobalt Corp. 1                      124,600         2,560,530
---------------------------------------------------------------
 Computer Programs
 & Systems, Inc.                       1,100            22,011
---------------------------------------------------------------
 CorVel Corp. 1                       58,050         2,089,800
---------------------------------------------------------------
 Covance, Inc. 1                     104,300         1,887,830
---------------------------------------------------------------
 Coventry
 Health Care, Inc. 1                  16,000           738,560
---------------------------------------------------------------
 Curative Health
 Services, Inc. 1                     16,400           278,800
---------------------------------------------------------------
 DaVita, Inc. 1                       96,200         2,576,236
---------------------------------------------------------------
 Dendrite
 International, Inc. 1               214,500         2,762,760
---------------------------------------------------------------
 eResearch
 Technology, Inc. 1                  173,400         3,842,544
---------------------------------------------------------------
 Gentiva Health
 Services, Inc. 1                    112,800         1,015,200
---------------------------------------------------------------
 Hanger Orthopedic
 Group, Inc. 1                       119,000         1,362,550
---------------------------------------------------------------
 IDX Systems Corp. 1                  33,800           524,576
---------------------------------------------------------------
 LabOne, Inc. 1                       71,200         1,535,072
---------------------------------------------------------------
 Mid Atlantic Medical
 Services, Inc. 1                     20,500         1,072,150
---------------------------------------------------------------
 National
 HealthCare Corp. 1                    7,500           147,600
---------------------------------------------------------------
 Odyssey
 Healthcare, Inc. 1                   80,850         2,991,450
---------------------------------------------------------------
 Owens & Minor, Inc.                  29,100           650,385
---------------------------------------------------------------
 Oxford Health
 Plans, Inc. 1                        19,400           815,382

23 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Health Care Providers & Services Continued
 PacifiCare Health
 Systems, Inc. 1                      66,800     $   3,295,244
---------------------------------------------------------------
 Parexel
 International Corp. 1                46,700           651,465
---------------------------------------------------------------
 Per-Se
 Technologies, Inc. 1                  5,400            60,642
---------------------------------------------------------------
 Prime Medical
 Services, Inc. 1                     18,100            85,070
---------------------------------------------------------------
 Renal Care
 Group, Inc. 1                        11,700           411,957
---------------------------------------------------------------
 Select Medical
 Corp. 1                             137,500         3,414,125
---------------------------------------------------------------
 SFBC
 International, Inc. 1                 3,000            54,300
---------------------------------------------------------------
 Sierra Health
 Services, Inc. 1                     68,900         1,378,000
---------------------------------------------------------------
 Sunrise Senior
 Living, Inc. 1                       37,100           830,298
---------------------------------------------------------------
 U.S. Physical
 Therapy, Inc. 1                      49,400           631,332
---------------------------------------------------------------
 United Surgical Partners
 International, Inc. 1                30,100           679,959
---------------------------------------------------------------
 US Oncology, Inc. 1                 178,000         1,315,420
---------------------------------------------------------------
 VCA Antech, Inc. 1                  100,500         1,966,785
---------------------------------------------------------------
 VitalWorks, Inc. 1                  260,700         1,029,765
                                                 -------------
                                                    56,953,826

---------------------------------------------------------------
 Pharmaceuticals--2.7%
 aaiPharma, Inc. 1                    68,950         1,370,726
---------------------------------------------------------------
 Able
 Laboratories, Inc. 1                 24,700           489,060
---------------------------------------------------------------
 Alpharma, Inc., Cl. A               112,900         2,438,640
---------------------------------------------------------------
 American
 Pharmaceutical
 Partners, Inc. 1                    123,100         4,173,090
---------------------------------------------------------------
 AtheroGenics, Inc. 1                120,200         1,794,586
---------------------------------------------------------------
 Bradley
 Pharmaceuticals, Inc. 1             112,500         1,856,250
---------------------------------------------------------------
 CollaGenex
 Pharmaceuticals, Inc. 1              14,600           196,078
---------------------------------------------------------------
 Connetics Corp. 1                   134,400         2,011,968
---------------------------------------------------------------
 Endo Pharmaceuticals
 Holdings, Inc. 1                     66,000         1,116,720
---------------------------------------------------------------
 Eon Labs, Inc. 1                     67,200         2,362,080
---------------------------------------------------------------
 Hi-Tech Pharmacal
 Co., Inc. 1                           9,900           402,633

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Pharmaceuticals Continued
 Inspire
 Pharmaceuticals, Inc.                 1,000     $      10,800
---------------------------------------------------------------
 Kos Pharmaceuticals,
 Inc. 1                               26,200           614,914
---------------------------------------------------------------
 Lannett Co., Inc. 1                 127,600         2,990,944
---------------------------------------------------------------
 Perrigo Co.                         219,300         3,429,852
---------------------------------------------------------------
 Pharmaceutical
 Resources, Inc. 1                    68,100         3,313,746
---------------------------------------------------------------
 SciClone
 Pharmaceuticals, Inc.                 2,000            17,120
---------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd. 1                    67,300         3,693,424
                                                 -------------
                                                    32,282,631

---------------------------------------------------------------
 Industrials--13.7%
---------------------------------------------------------------
 Aerospace & Defense--1.0%
 AAR Corp.                            30,300           213,918
---------------------------------------------------------------
 Applied Signal
 Technology, Inc.                    104,400         1,774,800
---------------------------------------------------------------
 Ducommun, Inc. 1                     23,700           334,170
---------------------------------------------------------------
 Engineered Support
 Systems, Inc.                        67,700         2,833,245
---------------------------------------------------------------
 ESCO
 Technologies, Inc. 1                 51,400         2,261,600
---------------------------------------------------------------
 Fairchild Corp., Cl. A                1,400             5,642
---------------------------------------------------------------
 Mercury Computer
 Systems, Inc. 1                      15,700           285,112
---------------------------------------------------------------
 MTC
 Technologies, Inc.                      500            11,730
---------------------------------------------------------------
 Orbital Sciences
 Corp. 1                              69,700           508,810
---------------------------------------------------------------
 Pemco Aviation
 Group, Inc. 1                           600            14,100
---------------------------------------------------------------
 Teledyne
 Technologies, Inc. 1                125,400         1,642,740
---------------------------------------------------------------
 United Defense
 Industries, Inc. 1                   13,600           352,784
---------------------------------------------------------------
 World Fuel
 Services Corp.                       74,800         1,839,332
                                                 -------------
                                                    12,077,983

---------------------------------------------------------------
 Air Freight & Logistics--0.1%
 Airborne, Inc.                       51,500         1,076,350
---------------------------------------------------------------
 EGL, Inc. 1                          24,400           370,880
---------------------------------------------------------------
 Forward Air Corp. 1                   4,400           111,628
                                                 -------------
                                                     1,558,858

24 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Airlines--0.1%
 ExpressJet
 Holdings, Inc. 1                     24,100     $     363,910
---------------------------------------------------------------
 Mesa Air Group, Inc. 1               13,900           111,200
---------------------------------------------------------------
 Mesaba Holdings, Inc. 1               6,000            37,020
                                                 -------------
                                                       512,130

---------------------------------------------------------------
 Building Products--1.5%
 Aaon, Inc. 1                         86,150         1,595,498
---------------------------------------------------------------
 American
 Woodmark Corp.                       41,300         1,922,928
---------------------------------------------------------------
 Apogee
 Enterprises, Inc.                    24,400           220,088
---------------------------------------------------------------
 Drew Industries, Inc. 1              60,500         1,101,100
---------------------------------------------------------------
 ElkCorp                               9,700           218,250
---------------------------------------------------------------
 Griffon Corp. 1                     126,130         2,018,080
---------------------------------------------------------------
 Jacuzzi Brands, Inc. 1              241,700         1,278,593
---------------------------------------------------------------
 Lennox
 International, Inc.                 128,600         1,655,082
---------------------------------------------------------------
 Simpson Manufacturing
 Co., Inc.                            72,300         2,646,180
---------------------------------------------------------------
 Trex Co., Inc. 1                     84,300         3,308,775
---------------------------------------------------------------
 Universal Forest
 Products, Inc.                       28,700           600,978
---------------------------------------------------------------
 USG Corp. 1                          41,900           796,100
---------------------------------------------------------------
 Water Pik
 Technologies, Inc. 1                  1,500            11,655
---------------------------------------------------------------
 Watsco, Inc.                         37,200           616,032
                                                 -------------
                                                    17,989,339

---------------------------------------------------------------
 Commercial Services & Supplies--4.6%
 Angelica Corp.                       82,400         1,396,680
---------------------------------------------------------------
 Arbitron, Inc. 1                     69,600         2,484,720
---------------------------------------------------------------
 Banta Corp.                          52,700         1,705,899
---------------------------------------------------------------
 Bowne & Co., Inc.                   107,600         1,402,028
---------------------------------------------------------------
 Bright Horizons
 Family Solutions, Inc. 1             58,100         1,949,836
---------------------------------------------------------------
 CDI Corp. 1                          64,800         1,682,208
---------------------------------------------------------------
 Century Business
 Services, Inc. 1                     65,600           213,200
---------------------------------------------------------------
 Charles River
 Associates, Inc. 1                   17,900           506,033
---------------------------------------------------------------
 Clean Harbors, Inc.                     700             6,671
---------------------------------------------------------------
 Coinstar, Inc. 1                     36,100           680,846
---------------------------------------------------------------
 Concorde Career
 Colleges, Inc. 1                     10,800           216,119

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Services & Supplies Continued
 Consolidated
 Graphics, Inc. 1                     14,500     $     331,760
---------------------------------------------------------------
 Corinthian
 Colleges, Inc. 1                     49,200         2,389,644
---------------------------------------------------------------
 Cornell
 Corrections, Inc. 1                  16,400           248,296
---------------------------------------------------------------
 Corporate
 Executive Board Co. 1                34,600         1,402,338
---------------------------------------------------------------
 CPI Corp.                            17,600           310,640
---------------------------------------------------------------
 DeVry, Inc 1                        114,500         2,666,705
---------------------------------------------------------------
 Duratek, Inc. 1                       3,362            26,325
---------------------------------------------------------------
 Ennis Business
 Forms, Inc.                          79,000         1,149,450
---------------------------------------------------------------
 Exponent, Inc. 1                     61,600           954,800
---------------------------------------------------------------
 General Binding
 Corp. 1                              29,900           358,800
---------------------------------------------------------------
 Gevity HR, Inc.                      30,300           358,146
---------------------------------------------------------------
 Gundle/SLT
 Environmental, Inc. 1                49,800           678,276
---------------------------------------------------------------
 Harland (John H.) Co.                20,400           533,664
---------------------------------------------------------------
 Headwaters, Inc. 1                  100,845         1,481,413
---------------------------------------------------------------
 Heidrick & Struggles
 International, Inc. 1                 6,000            75,720
---------------------------------------------------------------
 ICT Group, Inc. 1                    29,300           306,478
---------------------------------------------------------------
 Imagistics
 International, Inc. 1               131,800         3,400,440
---------------------------------------------------------------
 Interpool, Inc.                      47,900           786,518
---------------------------------------------------------------
 ITT Educational
 Services, Inc. 1                    146,100         4,273,425
---------------------------------------------------------------
 Kelly Services,
 Inc., Cl. A                          38,800           909,860
---------------------------------------------------------------
 Labor Ready, Inc. 1                  61,100           438,087
---------------------------------------------------------------
 Landauer, Inc.                       39,500         1,652,285
---------------------------------------------------------------
 Layne
 Christensen Co. 1                     4,300            34,701
---------------------------------------------------------------
 Moore Wallace, Inc. 1                36,300           532,884
---------------------------------------------------------------
 NCO Group, Inc. 1                    23,200           415,512
---------------------------------------------------------------
 New England
 Business Service, Inc.               31,500           945,000
---------------------------------------------------------------
 Right Management
 Consultants, Inc. 1                  95,125         1,203,331
---------------------------------------------------------------
 Rollins, Inc.                       132,900         2,505,165
---------------------------------------------------------------
 Roto-Rooter, Inc.                     1,500            57,210
---------------------------------------------------------------
 Schawk, Inc.                         16,600           173,968

25 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Commercial Services & Supplies Continued
 Stericycle, Inc. 1                   19,500     $     750,360
---------------------------------------------------------------
 Strayer
 Education, Inc.                      35,500         2,820,475
---------------------------------------------------------------
 Tetra Tech, Inc. 1                   68,200         1,168,266
---------------------------------------------------------------
 United
 Stationers, Inc. 1                   29,300         1,059,781
---------------------------------------------------------------
 University of
 Phoenix Online 1                     58,966         2,989,576
---------------------------------------------------------------
 Vermilion Energy
 Trust                               227,100         2,239,661
---------------------------------------------------------------
 Wackenhut
 Corrections Corp. 1                   6,600            90,486
---------------------------------------------------------------
 Waste
 Connections, Inc. 1                  28,300           991,915
---------------------------------------------------------------
 Watson Wyatt &
 Co. Holdings 1                       35,300           818,254
                                                 -------------
                                                    55,773,855

---------------------------------------------------------------
 Construction & Engineering--0.4%
 Comfort
 Systems USA, Inc. 1                 139,600           367,148
---------------------------------------------------------------
 Dycom
 Industries, Inc. 1                   84,200         1,372,460
---------------------------------------------------------------
 Granite
 Construction, Inc.                   79,500         1,523,220
---------------------------------------------------------------
 Integrated Electrical
 Services, Inc. 1                    136,600           990,350
---------------------------------------------------------------
 Perini Corp.                            300             2,385
---------------------------------------------------------------
 URS Corp. 1                          35,200           684,992
                                                 -------------
                                                     4,940,555

---------------------------------------------------------------
 Electrical Equipment--1.0%
 Acuity Brands, Inc.                  86,400         1,569,888
---------------------------------------------------------------
 AMETEK, Inc.                         94,800         3,474,420
---------------------------------------------------------------
 Baldor Electric Co.                  23,100           475,860
---------------------------------------------------------------
 C&D
 Technologies, Inc.                   22,400           321,664
---------------------------------------------------------------
 Franklin
 Electric Co., Inc.                   30,500         1,697,325
---------------------------------------------------------------
 Genlyte
 Group, Inc. (The) 1                  37,600         1,314,872
---------------------------------------------------------------
 II-VI, Inc. 1                        75,700         1,747,156
---------------------------------------------------------------
 Preformed
 Line Products Co.                       500             7,625
---------------------------------------------------------------
 Smith (A.O.) Corp.                   36,000         1,013,400

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Electrical Equipment Continued
 Tecumseh
 Products Co., Cl. A                   2,400     $      91,944
                                                 --------------

                                                    11,714,154

---------------------------------------------------------------
 Industrial Conglomerates--0.4%
 Carlisle Cos., Inc.                  78,300         3,301,128
---------------------------------------------------------------
 Lydall, Inc. 1                        8,800            94,160
---------------------------------------------------------------
 Raven Industries, Inc.               10,700           213,144
---------------------------------------------------------------
 Standex
 International Corp.                  15,400           323,400
---------------------------------------------------------------
 United Capital Corp.                    200             6,960
---------------------------------------------------------------
 United Industrial
 Corp.                                46,400           756,320
                                                 -------------
                                                     4,695,112

---------------------------------------------------------------
 Machinery--2.8%
 A.S.V., Inc. 1                          400             5,792
---------------------------------------------------------------
 Actuant Corp., Cl. A 1               12,700           600,964
---------------------------------------------------------------
 Alamo Group, Inc.                     8,200           100,204
---------------------------------------------------------------
 Albany International
 Corp., Cl. A                        121,400         3,326,360
---------------------------------------------------------------
 Ampco-Pittsburg
 Corp.                                19,600           262,640
---------------------------------------------------------------
 Badger Meter, Inc.                      300             7,725
---------------------------------------------------------------
 Barnes Group, Inc.                   31,300           681,088
---------------------------------------------------------------
 BHA Group, Inc.,
 Cl. A                                24,600           487,326
---------------------------------------------------------------
 Briggs & Stratton
 Corp.                                83,000         4,191,500
---------------------------------------------------------------
 Cascade Corp.                        94,900         1,651,260
---------------------------------------------------------------
 Chicago Bridge
 & Iron Co. NV                       140,000         3,175,200
---------------------------------------------------------------
 CIRCOR
 International, Inc.                  17,400           310,242
---------------------------------------------------------------
 Clarcor, Inc.                        69,600         2,683,080
---------------------------------------------------------------
 Cuno, Inc. 1                         56,500         2,040,780
---------------------------------------------------------------
 Dionex Corp. 1                       96,000         3,816,000
---------------------------------------------------------------
 Donaldson Co., Inc.                  13,900           617,855
---------------------------------------------------------------
 Graco, Inc.                          51,325         1,642,400
---------------------------------------------------------------
 Harsco Corp.                         26,500           955,325
---------------------------------------------------------------
 Kadant, Inc. 1                       12,300           230,625
---------------------------------------------------------------
 Middleby
 Corp. (The) 1                        37,500           525,000
---------------------------------------------------------------
 Milacron, Inc.                       67,400           329,586

26 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Machinery Continued
 Nordson Corp.                         9,900     $     236,115
---------------------------------------------------------------
 Oshkosh
 Truck Corp.                          39,600         2,349,072
---------------------------------------------------------------
 Pall Corp.                           14,300           321,750
---------------------------------------------------------------
 Penn Engineering &
 Manufacturing Corp.                  12,500           170,625
---------------------------------------------------------------
 Quixote Corp.                           200             5,106
---------------------------------------------------------------
 Thomas
 Industries, Inc.                     49,000         1,325,450
---------------------------------------------------------------
 UNOVA, Inc. 1                        18,400           204,240
---------------------------------------------------------------
 Valmont
 Industries, Inc.                     56,600         1,101,436
---------------------------------------------------------------
 Wabtec Corp.                          8,300           115,453
---------------------------------------------------------------
 Watts Industries,
 Inc., Cl. A                          22,600           403,410
                                                 -------------
                                                    33,873,609

---------------------------------------------------------------
 Marine--0.1%
 Seabulk
 International, Inc. 1                 1,000             8,870
---------------------------------------------------------------
 UTI Worldwide, Inc.                  24,300           757,917
                                                 -------------
                                                       766,787

---------------------------------------------------------------
 Road & Rail--1.6%
 Covenant
 Transport, Inc., Cl. A 1             65,000         1,105,000
---------------------------------------------------------------
 Florida East Coast
 Industries, Inc., Cl. A               5,700           145,635
---------------------------------------------------------------
 Heartland Express, Inc. 1             5,700           126,825
---------------------------------------------------------------
 Hunt (J.B.) Transport
 Services, Inc. 1                     90,900         3,431,475
---------------------------------------------------------------
 Knight
 Transportation, Inc. 1               75,100         1,869,990
---------------------------------------------------------------
 Landstar
 System, Inc. 1                       38,100         2,394,585
---------------------------------------------------------------
 Mullen
 Transportation, Inc.                 60,200         1,373,468
---------------------------------------------------------------
 Old Dominion
 Freight Line, Inc. 1                 84,100         1,818,242
---------------------------------------------------------------
 P.A.M. Transportation
 Services, Inc. 1                     37,900           952,048
---------------------------------------------------------------
 Roadway Corp.                        29,100           830,223
---------------------------------------------------------------
 Ryder Systems, Inc.                  14,600           374,052
---------------------------------------------------------------
 SCS
 Transportation, Inc. 1              108,050         1,364,672

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Road & Rail Continued
 U.S. Xpress Enterprises,
 Inc., Cl. A 1                        20,000     $     213,200
---------------------------------------------------------------
 Werner
 Enterprises, Inc.                   109,200         2,315,040
---------------------------------------------------------------
 Yellow Corp. 1                       48,200         1,115,830
                                                 -------------
                                                    19,430,285

---------------------------------------------------------------
 Trading Companies & Distributors--0.1%
 Aceto Corp.                           2,300            42,780
---------------------------------------------------------------
 Applied Industrial
 Technologies, Inc.                   32,000           675,200
---------------------------------------------------------------
 Lawson Products, Inc.                 6,900           190,019
                                                 -------------
                                                       907,999

---------------------------------------------------------------
 Transportation Infrastructure--0.0%
 Timco Aviation
 Services, Inc.                        1,146               436
---------------------------------------------------------------
 Information Technology--17.8%
---------------------------------------------------------------
 Communications Equipment--3.5%
 Adaptec, Inc. 1                     222,100         1,727,938
---------------------------------------------------------------
 ADTRAN, Inc. 1                       77,700         3,985,233
---------------------------------------------------------------
 Allen Telecom, Inc. 1               162,400         2,682,848
---------------------------------------------------------------
 Arris Group, Inc. 1                  64,588           320,357
---------------------------------------------------------------
 Aspect
 Communications
 Corp. 1                             186,300           720,981
---------------------------------------------------------------
 Audiovox
 Corp., Cl. A 1                       34,000           380,460
---------------------------------------------------------------
 Avocent Corp. 1                     141,600         4,238,088
---------------------------------------------------------------
 Centillium
 Communications, Inc. 1               54,600           541,086
---------------------------------------------------------------
 Comtech
 Telecommunications
 Corp. 1                              21,400           604,336
---------------------------------------------------------------
 Comverse
 Technology, Inc. 1                   38,800           583,164
---------------------------------------------------------------
 CyberGuard Corp. 1                   63,500           450,850
---------------------------------------------------------------
 Enterasys
 Networks, Inc. 1                    173,200           524,796
---------------------------------------------------------------
 F5 Networks, Inc. 1                  24,700           416,195
---------------------------------------------------------------
 Foundry
 Networks, Inc. 1                    203,000         2,923,200
---------------------------------------------------------------
 Harmonic, Inc. 1                    313,800         1,277,166
---------------------------------------------------------------
 InterDigital
 Communications
 Corp. 1                             119,900         2,802,063

27 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Communications Equipment Continued
 McDATA Corp., Cl. A 1                48,700     $     714,429
---------------------------------------------------------------
 McDATA Corp., Cl. B 1                73,100         1,059,950
---------------------------------------------------------------
 NetScreen
 Technologies, Inc. 1                132,000         2,976,600
---------------------------------------------------------------
 Network Equipment
 Technologies, Inc.                    1,400            11,788
---------------------------------------------------------------
 Packeteer, Inc. 1                   165,500         2,576,835
---------------------------------------------------------------
 PC-Tel, Inc. 1                       14,600           173,156
---------------------------------------------------------------
 Plantronics, Inc. 1                 120,800         2,617,736
---------------------------------------------------------------
 Scientific-Atlanta, Inc.             24,400           581,696
---------------------------------------------------------------
 Sonus Networks, Inc. 1              348,300         1,751,949
---------------------------------------------------------------
 Telular Corp.                           300             1,446
---------------------------------------------------------------
 Tollgrade
 Communications, Inc. 1               89,100         1,661,715
---------------------------------------------------------------
 UTStarcom, Inc. 1                   100,100         3,560,557
---------------------------------------------------------------
 Westell Technologies,
 Inc., Cl. A 1                         7,000            60,550
                                                 --------------
                                                    41,927,168

---------------------------------------------------------------
 Computers & Peripherals--2.1%
 Advanced Digital
 Information Corp. 1                 121,500         1,213,785
---------------------------------------------------------------
 Avid Technology, Inc. 1             124,900         4,380,243
---------------------------------------------------------------
 Cray, Inc. 1                        111,400           880,060
---------------------------------------------------------------
 Hutchinson
 Technology, Inc. 1                  129,500         4,259,255
---------------------------------------------------------------
 Imation Corp.                        43,200         1,633,824
---------------------------------------------------------------
 Intergraph Corp. 1                   34,100           733,150
---------------------------------------------------------------
 Lexar Media, Inc. 1                  39,300           374,922
---------------------------------------------------------------
 Maxtor Corp. 1                      154,900         1,163,299
---------------------------------------------------------------
 Neoware
 Systems, Inc. 1                       6,400            98,176
---------------------------------------------------------------
 Overland
 Storage, Inc. 1                     116,400         2,367,576
---------------------------------------------------------------
 Pason Systems, Inc.                  40,000           409,200
---------------------------------------------------------------
 Presstek, Inc. 1                     21,100           131,453
---------------------------------------------------------------
 Rainbow
 Technologies, Inc. 1                159,400         1,340,554
---------------------------------------------------------------
 Storage
 Technology Corp. 1                   39,000         1,003,860
---------------------------------------------------------------
 Stratasys, Inc. 1                    29,200         1,026,964
---------------------------------------------------------------
 Western Digital
 Corp. 1                             422,000         4,346,600
                                                 -------------
                                                    25,362,921

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Electronic Equipment & Instruments--1.7%
 Arrow
 Electronics, Inc. 1                  25,300     $     385,572
---------------------------------------------------------------
 CellStar Corp. 1                     65,400           257,022
---------------------------------------------------------------
 Checkpoint
 Systems, Inc. 1                      39,800           563,170
---------------------------------------------------------------
 Cognex Corp. 1                       22,400           500,640
---------------------------------------------------------------
 Coherent, Inc. 1                     26,800           641,324
---------------------------------------------------------------
 Daktronics, Inc. 1                  142,900         2,336,415
---------------------------------------------------------------
 Excel
 Technology, Inc. 1                   58,300         1,330,989
---------------------------------------------------------------
 Fargo
 Electronics, Inc. 1                  84,187           819,139
---------------------------------------------------------------
 FLIR Systems, Inc. 1                 70,700         2,131,605
---------------------------------------------------------------
 Global Imaging
 Systems, Inc. 1                      30,916           716,015
---------------------------------------------------------------
 GTSI Corp. 1                         25,700           223,590
---------------------------------------------------------------
 Innovex, Inc.                         1,200            12,120
---------------------------------------------------------------
 Methode Electronics,
 Inc., Cl. A                          46,100           495,575
---------------------------------------------------------------
 MTS Systems Corp.                   137,600         2,028,224
---------------------------------------------------------------
 PerkinElmer, Inc.                    43,700           603,497
---------------------------------------------------------------
 Pioneer-Standard
 Electronics, Inc.                    75,000           636,000
---------------------------------------------------------------
 Planar Systems, Inc. 1                7,500           146,700
---------------------------------------------------------------
 Rofin-Sinar
 Technologies, Inc. 1                 35,500           499,130
---------------------------------------------------------------
 Rogers Corp. 1                       57,800         1,924,740
---------------------------------------------------------------
 Sypris Solutions, Inc.               19,300           199,369
---------------------------------------------------------------
 Trimble
 Navigation Ltd. 1                    62,800         1,440,004
---------------------------------------------------------------
 Varian, Inc. 1                       28,800           998,496
---------------------------------------------------------------
 Veeco
 Instruments, Inc. 1                  38,900           662,467
---------------------------------------------------------------
 Woodhead
 Industries, Inc.                     25,700           321,764
---------------------------------------------------------------
 X-Rite, Inc.                         39,500           391,445
                                                 -------------
                                                    20,265,012

---------------------------------------------------------------
 Internet Software & Services--1.8%
 Akamai
 Technologies, Inc. 1                196,300           954,018
---------------------------------------------------------------
 Ariba, Inc. 1                        44,600           132,462
---------------------------------------------------------------
 Digital Insight Corp. 1              15,300           291,465
---------------------------------------------------------------
 Digital River, Inc. 1               192,700         3,719,110

28 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Internet Software & Services Continued
 Digitas, Inc. 1                     118,072     $     585,637
---------------------------------------------------------------
 DoubleClick, Inc. 1                  63,900           591,075
---------------------------------------------------------------
 FindWhat.com 1                       49,100           929,954
---------------------------------------------------------------
 InfoSpace, Inc. 1                     3,300            44,781
---------------------------------------------------------------
 j2 Global
 Communications, Inc. 1               59,200         2,722,016
---------------------------------------------------------------
 LendingTree, Inc. 1                  15,900           389,232
---------------------------------------------------------------
 MicroStrategy, Inc.,
 Cl. A                                 2,000            72,860
---------------------------------------------------------------
 Netegrity, Inc.                     394,900         2,306,216
---------------------------------------------------------------
 Open Text Corp. 1                    92,600         2,615,950
---------------------------------------------------------------
 RADWARE Ltd. 1                       14,600           250,098
---------------------------------------------------------------
 Secure Computing
 Corp. 1                              22,800           199,044
---------------------------------------------------------------
 SeeBeyond
 Technology Corp. 1                  151,300           349,503
---------------------------------------------------------------
 SupportSoft, Inc. 1                  33,000           214,170
---------------------------------------------------------------
 United Online, Inc. 1               154,800         3,922,632
---------------------------------------------------------------
 WebEx
 Communications, Inc. 1               53,200           742,140
                                                 -------------
                                                    21,032,363

---------------------------------------------------------------
 IT Services--1.0%
 Alliance Data
 Systems Corp. 1                       8,400           196,560
---------------------------------------------------------------
 Cognizant Technology
 Solutions Corp. 1                   100,200         2,440,872
---------------------------------------------------------------
 CompuCom
 Systems, Inc. 1                      19,900            89,948
---------------------------------------------------------------
 Convergys Corp. 1                    24,300           388,800
---------------------------------------------------------------
 Forrester
 Research, Inc. 1                      3,200            52,352
---------------------------------------------------------------
 Gartner, Inc., Cl. B 1                8,200            61,500
---------------------------------------------------------------
 Global
 Payments, Inc.                       47,900         1,700,450
---------------------------------------------------------------
 iGate Corp. 1                         2,400             8,328
---------------------------------------------------------------
 infoUSA, Inc. 1                     171,900         1,392,390
---------------------------------------------------------------
 Integral Systems, Inc.                2,400            47,712
---------------------------------------------------------------
 iPayment
 Holdings, Inc. 1                     28,243           674,160
---------------------------------------------------------------
 Keane, Inc. 1                        48,700           663,781
---------------------------------------------------------------
 Lawson
 Software, Inc. 1                     44,366           344,724
---------------------------------------------------------------
 Lightbridge, Inc. 1                  72,900           638,604

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 IT Services Continued
 MAPICS, Inc. 1                       11,000     $      90,200
---------------------------------------------------------------
 PracticeWorks, Inc. 1                41,400           799,020
---------------------------------------------------------------
 QAD, Inc.                               800             5,936
---------------------------------------------------------------
 SM&A 1                           11,500           130,640
---------------------------------------------------------------
 SS&C
 Technologies, Inc. 1               117,600          1,875,720
---------------------------------------------------------------
 Startek, Inc. 1                      34,600           909,980
---------------------------------------------------------------
 Tyler
 Technologies, Inc. 1                 10,100            42,925
                                                 -------------
                                                    12,554,602

---------------------------------------------------------------
 Office Electronics--0.2%
 Gerber
 Scientific, Inc. 1                    2,700            17,982
---------------------------------------------------------------
 Zebra Technologies
 Corp., Cl. A 1                       31,200         2,345,928
                                                 -------------
                                                     2,363,910

---------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--3.0%
 Artisan
 Components, Inc. 1                   73,100         1,652,791
---------------------------------------------------------------
 ChipPAC, Inc. 1                      77,700           595,959
---------------------------------------------------------------
 Cohu, Inc.                           16,500           257,400
---------------------------------------------------------------
 Cree, Inc. 1                        148,300         2,414,324
---------------------------------------------------------------
 Cypress Semiconductor
 Corp. 1                              67,700           812,400
---------------------------------------------------------------
 Diodes, Inc. 1                       15,000           287,400
---------------------------------------------------------------
 DSP Group, Inc. 1                    85,700         1,845,121
---------------------------------------------------------------
 Entegris, Inc. 1                     23,200           311,808
---------------------------------------------------------------
 ESS Technology, Inc. 1               12,600           122,850
---------------------------------------------------------------
 FEI Co. 1                            11,500           215,740
---------------------------------------------------------------
 Genesis
 Microchip, Inc. 1                   165,000         2,234,100
---------------------------------------------------------------
 GlobespanVirata,
 Inc. 1                              159,100         1,312,575
---------------------------------------------------------------
 Integrated Circuit
 Systems, Inc. 1                      78,900         2,479,827
---------------------------------------------------------------
 Kulicke & Soffa
 Industries, Inc. 1                    5,500            35,145
---------------------------------------------------------------
 Lattice Semiconductor
 Corp. 1                               8,700            71,601
---------------------------------------------------------------
 LTX Corp.                            49,300           424,966
---------------------------------------------------------------
 MEMC Electronic
 Materials, Inc. 1                   121,800         1,193,640
---------------------------------------------------------------
 Microsemi Corp. 1                    68,200         1,091,200

29 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Semiconductors & Semiconductor Equipment Continued
 MKS
 Instruments, Inc.                     2,300     $      41,561
---------------------------------------------------------------
 Oak
 Technology, Inc. 1                  447,600         2,779,596
---------------------------------------------------------------
 OmniVision
 Technologies, Inc. 1                 84,400         2,633,280
---------------------------------------------------------------
 Photronics, Inc. 1                   35,500           619,475
---------------------------------------------------------------
 PMC-Sierra, Inc. 1                   68,200           799,986
---------------------------------------------------------------
 Power
 Integrations, Inc. 1                145,200         3,531,264
---------------------------------------------------------------
 Rambus, Inc. 1                       83,000         1,375,310
---------------------------------------------------------------
 Silicon
 Laboratories, Inc. 1                 88,000         2,344,320
---------------------------------------------------------------
 Siliconix, Inc. 1                    17,700           638,970
---------------------------------------------------------------
 Supertex, Inc. 1                      8,700           159,819
---------------------------------------------------------------
 Transmeta Corp. 1                   437,500           700,000
---------------------------------------------------------------
 Ultratech, Inc. 1                    84,500         1,562,405
---------------------------------------------------------------
 White Electronic
 Designs Corp. 1                     151,200         1,601,208
---------------------------------------------------------------
 Zoran Corp. 1                        14,600           280,466
                                                 -------------
                                                    36,426,507

---------------------------------------------------------------
 Software--4.5%
 Altiris, Inc. 1                      30,300           607,515
---------------------------------------------------------------
 Amdocs Ltd. 1                        87,500         2,100,000
---------------------------------------------------------------
 Ansoft Corp. 1                       73,000           775,260
---------------------------------------------------------------
 Ansys, Inc. 1                        47,900         1,489,690
---------------------------------------------------------------
 Autodesk, Inc.                       47,300           764,368
---------------------------------------------------------------
 CCC Information
 Services Group, Inc. 1              108,100         1,567,450
---------------------------------------------------------------
 Citrix Systems, Inc. 1               92,300         1,879,228
---------------------------------------------------------------
 Cognos, Inc. 1                       43,800         1,182,600
---------------------------------------------------------------
 Datastream
 Systems, Inc. 1                      23,400           247,806
---------------------------------------------------------------
 Dynamics Research
 Corp. 1                              24,100           368,248
---------------------------------------------------------------
 EPIQ Systems, Inc. 1                  7,000           120,190
---------------------------------------------------------------
 FactSet Research
 Systems, Inc.                        95,200         4,193,560
---------------------------------------------------------------
 Fair Isaac Corp.                     50,800         2,613,660
---------------------------------------------------------------
 FileNet Corp. 1                      99,000         1,785,960
---------------------------------------------------------------
 Group 1
 Software, Inc. 1                     64,400         1,189,468

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Software Continued
 Hyperion Solutions
 Corp. 1                             110,800     $   3,740,608
---------------------------------------------------------------
 Inet Technologies,
 Inc. 1                               65,900           657,023
---------------------------------------------------------------
 Kronos, Inc. 1                       46,400         2,357,584
---------------------------------------------------------------
 Legato Systems, Inc. 1              111,000           931,290
---------------------------------------------------------------
 Macromedia, Inc. 1                   69,500         1,462,280
---------------------------------------------------------------
 Mentor
 Graphics Corp. 1                    148,909         2,156,202
---------------------------------------------------------------
 Micromuse, Inc. 1                   379,400         3,031,406
---------------------------------------------------------------
 OPNET
 Technologies, Inc. 1                  2,600            31,694
---------------------------------------------------------------
 Pegasystems, Inc. 1                  50,100           369,237
---------------------------------------------------------------
 Plumtree
 Software, Inc. 1                    290,900         1,192,690
---------------------------------------------------------------
 Progress
 Software Corp. 1                    137,600         2,852,448
---------------------------------------------------------------
 Quality
 Systems, Inc. 1                      60,500         1,663,145
---------------------------------------------------------------
 Radiant Systems, Inc. 1             130,100           876,874
---------------------------------------------------------------
 Renaissance
 Learning, Inc. 1                      4,000            87,600
---------------------------------------------------------------
 RSA Security, Inc. 1                162,500         1,746,875
---------------------------------------------------------------
 Sanchez Computer
 Associates, Inc. 1                   28,200           146,640
---------------------------------------------------------------
 ScanSoft, Inc. 1                    129,200           701,556
---------------------------------------------------------------
 SERENA
 Software, Inc. 1                     47,700           995,976
---------------------------------------------------------------
 SPSS, Inc. 1                          2,600            43,524
---------------------------------------------------------------
 Sybase, Inc. 1                       14,800           205,868
---------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1                    143,100         4,055,454
---------------------------------------------------------------
 Ulticom, Inc. 1                      40,500           384,750
---------------------------------------------------------------
 Verint Systems, Inc. 1               74,900         1,903,209
---------------------------------------------------------------
 Verity, Inc. 1                      169,900         2,150,934
                                                 -------------
                                                    54,629,870

---------------------------------------------------------------
 Materials--3.2%
---------------------------------------------------------------
 Chemicals--1.4%
 Agrium, Inc.                        135,900         1,489,464
---------------------------------------------------------------
 Airgas, Inc.                         73,100         1,224,425
---------------------------------------------------------------
 American
 Vanguard Corp.                        3,800            69,920
---------------------------------------------------------------
 Arch Chemicals, Inc.                  7,900           150,890

30 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Chemicals Continued
 Balchem Corp.                         1,000     $      23,520
---------------------------------------------------------------
 Cytec
 Industries, Inc. 1                  124,000         4,191,200
---------------------------------------------------------------
 Ethyl Corp. 1                        14,500           144,275
---------------------------------------------------------------
 Georgia Gulf Corp.                   46,100           912,780
---------------------------------------------------------------
 Hawkins, Inc.                         9,300            93,186
---------------------------------------------------------------
 MacDermid, Inc.                      44,000         1,157,200
---------------------------------------------------------------
 Material
 Sciences Corp.                       31,800           308,460
---------------------------------------------------------------
 Millennium
 Chemicals, Inc.                     137,500         1,307,625
---------------------------------------------------------------
 Minerals
 Technologies, Inc.                   25,400         1,235,964
---------------------------------------------------------------
 Octel Corp.                          91,700         1,274,630
---------------------------------------------------------------
 Omnova
 Solutions, Inc. 1                   102,100           412,484
---------------------------------------------------------------
 Scotts Co.
 (The), Cl. A 1                       40,300         1,994,850
---------------------------------------------------------------
 Stepan Co.                           20,400           461,040
---------------------------------------------------------------
 Symyx
 Technologies, Inc. 1                  5,600            91,392
---------------------------------------------------------------
 Terra Nitrogen
 Co. LP                                7,000            35,700
                                                 -------------
                                                    16,579,005

---------------------------------------------------------------
 Construction Materials--0.3%
 AMCOL
 International Corp.                  91,800           734,400
---------------------------------------------------------------
 Ameron International
 Corp.                                32,000         1,112,640
---------------------------------------------------------------
 Centex Construction
 Products, Inc.                       33,300         1,334,997
---------------------------------------------------------------
 Florida Rock
 Industries, Inc.                     20,200           833,856
                                                 --------------

                                                     4,015,893

---------------------------------------------------------------
 Containers & Packaging--0.6%
 AptarGroup, Inc.                      1,700            61,200
---------------------------------------------------------------
 Ball Corp.                           42,000         1,911,420
---------------------------------------------------------------
 Caraustar
 Industries, Inc. 1                   50,600           405,306
---------------------------------------------------------------
 Graphic Packaging
 International Corp. 1                51,100           230,461
---------------------------------------------------------------
 Jarden Corp. 1                       97,400         2,695,058
---------------------------------------------------------------
 Mod-Pac
 Corp., Cl. B 1                        3,950            26,267

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Containers & Packaging Continued
 Myers
 Industries, Inc.                     31,725     $     301,388
---------------------------------------------------------------
 Packaging
 Dynamics Corp. 1                     15,580           112,799
---------------------------------------------------------------
 Silgan Holdings, Inc. 1              52,800         1,651,584
                                                 -------------
                                                     7,395,483

---------------------------------------------------------------
 Metals & Mining--0.6%
 Carpenter
 Technology Corp.                     62,500           975,000
---------------------------------------------------------------
 Century
 Aluminum Co.                         37,900           266,437
---------------------------------------------------------------
 Gibraltar Steel Corp.                 9,600           196,608
---------------------------------------------------------------
 Goldcorp, Inc.                       68,500           816,706
---------------------------------------------------------------
 IMCO
 Recycling, Inc. 1                    64,000           424,960
---------------------------------------------------------------
 Massey Energy Co.                    88,300         1,161,145
---------------------------------------------------------------
 Meridian Gold, Inc. 1                38,700           438,624
---------------------------------------------------------------
 NN, Inc.                             65,700            831,762
---------------------------------------------------------------
 Quanex Corp.                          9,600           285,312
---------------------------------------------------------------
 Schnitzer Steel
 Industries, Inc.                     37,400         1,650,088
---------------------------------------------------------------
 Southern Peru
 Copper Corp.                          8,000           122,400
---------------------------------------------------------------
 Steel Technologies, Inc.             13,100           132,441
---------------------------------------------------------------
 Westmoreland
 Coal Co.                                300             5,457
                                                 -------------
                                                     7,306,940

---------------------------------------------------------------
 Paper & Forest Products--0.3%
 Deltic Timber Corp.                  11,100           315,795
---------------------------------------------------------------
 Louisiana-Pacific
 Corp. 1                             282,100         3,057,964
                                                 -------------
                                                     3,373,759

---------------------------------------------------------------
 Telecommunication Services--1.1%
---------------------------------------------------------------
 Diversified Telecommunication Services--0.5%
 American
 Tower Corp. 1                       188,400         1,667,340
---------------------------------------------------------------
 AXXENT, Inc. 1,2                    100,000                --
---------------------------------------------------------------
 Commonwealth
 Telephone
 Enterprises, Inc. 1                  29,300         1,288,321
---------------------------------------------------------------
 General
 Communication,
 Inc., Cl. A 1                        13,700           118,642

31 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS  Continued

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Golden
 Telecom, Inc. 1                      15,900     $     356,796
---------------------------------------------------------------
 North Pittsburgh
 Systems, Inc.                        71,800         1,082,026
---------------------------------------------------------------
 Primus
 Telecommunications
 Group, Inc. 1                       138,900           713,946
---------------------------------------------------------------
 PTEK Holdings, Inc. 1                21,500           104,275
---------------------------------------------------------------
 SureWest
 Communications                          900            27,225
---------------------------------------------------------------
 Talk America
 Holdings, Inc.                      101,400         1,106,274
---------------------------------------------------------------
 US LEC Corp., Cl. A 1                 1,900             7,258
---------------------------------------------------------------
 Warwick Valley
 Telephone Co.                           300            24,612
                                                 -------------
                                                     6,496,715

---------------------------------------------------------------
 Wireless Telecommunication Services--0.6%
 Boston
 Communications
 Group, Inc. 1                       189,100         3,239,283
---------------------------------------------------------------
 Centennial
 Communications
 Corp. 1                               1,700             6,800
---------------------------------------------------------------
 Cincinnati Bell, Inc. 1             196,900         1,319,230
---------------------------------------------------------------
 Dobson
 Communications
 Corp., Cl. A 1                       49,600           270,320
---------------------------------------------------------------
 Wireless
 Facilities, Inc. 1                  162,600         1,934,940
                                                 -------------
                                                     6,770,573

---------------------------------------------------------------
 Utilities--1.5%
---------------------------------------------------------------
 Electric Utilities--0.3%
 BayCorp
 Holdings Ltd. 1                         103             1,432
---------------------------------------------------------------
 Black Hills Corp.                       400            12,280
---------------------------------------------------------------
 Canadian Hydro
 Developers, Inc. 1                  406,000           582,668
---------------------------------------------------------------
 Central Vermont
 Public Service Corp.                  2,700            52,785
---------------------------------------------------------------
 CH Energy
 Group, Inc.                          52,200         2,349,000
---------------------------------------------------------------
 Green Mountain
 Power Corp.                          16,400           328,000

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Electric Utilities Continued
 MGE Energy, Inc.                     14,100     $     442,458
---------------------------------------------------------------
 Opticnet, Inc. 2                     13,300                --
---------------------------------------------------------------
 WPS Resources
 Corp.                                   400            16,080
                                                 -------------
                                                     3,784,703

---------------------------------------------------------------
 Gas Utilities--1.0%
 Chesapeake
 Utilities Corp.                      22,000           497,200
---------------------------------------------------------------
 Energen Corp.                        90,500         3,013,650
---------------------------------------------------------------
 EnergySouth, Inc.                     3,800           124,640
---------------------------------------------------------------
 Laclede
 Group, Inc. (The)                     2,800            75,040
---------------------------------------------------------------
 New Jersey
 Resources Corp.                      16,600           589,300
---------------------------------------------------------------
 ONEOK, Inc.                          58,400         1,146,392
---------------------------------------------------------------
 South Jersey
 Industries, Inc.                      7,300           269,005
---------------------------------------------------------------
 Southwest
 Gas Corp.                             6,700           141,906
---------------------------------------------------------------
 Southwestern
 Energy Co. 1                        201,900         3,030,519
---------------------------------------------------------------
 UGI Corp.                            92,350         2,927,495
---------------------------------------------------------------
 WGL Holdings, Inc.                    1,500            40,050
                                                 -------------
                                                    11,855,197

---------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.2%
 Avista Corp.                          9,000           127,350
---------------------------------------------------------------
 Questar Corp.                        67,700         2,265,919
                                                 -------------
                                                     2,393,269

---------------------------------------------------------------
 Water Utilities--0.0%
 American States
 Water Co.                             1,800            49,140
---------------------------------------------------------------
 SJW Corp.                               800            68,200
---------------------------------------------------------------
 Southwest
 Water Co.                               600             8,382
---------------------------------------------------------------
 York Water Co. (The)                  2,200            36,124
                                                 -------------
                                                       161,846
                                                 -------------
 Total Common Stocks
 (Cost $915,196,650)                             1,157,648,786

32 | OPPENHEIMER MAIN STREET SMALL CAP FUND

                                                  Market Value
                                      Shares        See Note 1
---------------------------------------------------------------
 Preferred Stocks--0.0%

 Astronics Corp., Cl. B 1,2
 (Cost $55,238)                        7,900     $      23,700

                                       Units
---------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%

 Canadian Superior
 Energy, Inc. Wts.,
 Exp. 3/14/04 1,2                    632,500               465
---------------------------------------------------------------
 Timco Aviation
 Services, Inc.
 Wts., Exp. 2/28/07 1                  3,661                 4
                                                 -------------
 Total Rights, Warrants and
 Certificates (Cost $507)                                  469

                                   Principal
                                      Amount
---------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--0.0%

 Timco Aviation Services, Inc.,
 8% Sub. Nts., 1/2/07 2,3
 (Cost $372)                 $         3,530                20

                                   Principal      Market Value
                                      Amount        See Note 1
---------------------------------------------------------------
Joint Repurchase Agreements--3.1%
Undivided interest of 8.37% in
joint repurchase agreement
(Principal Amount/Market Value
$440,796,000, with a maturity
value of $440,808,979) with
Banc One Capital Markets,
Inc., 1.06%, dated 6/30/03, to
be repurchased at $36,901,087
on 7/1/03, collateralized by
 U.S. Treasury Bonds, 3.375%,
4/30/04, with a value of
$449,915,616
(Cost $36,900,000)            $   36,900,000    $   36,900,000

--------------------------------------------------------------
 Total Investments,
 at Value (Cost $952,152,767)           99.4%    1,194,572,975
--------------------------------------------------------------
 Other Assets Net
 of Liabilities                          0.6         7,482,726
                                       -----------------------
 Net Assets                            100.0%   $1,202,055,701
                                       =======================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of
Notes to Financial Statements.
3. Interest or dividend is paid-in-kind.

See accompanying Notes to Financial Statements.

33 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2003

--------------------------------------------------------------------------
 Assets

 Investments, at value (cost $952,152,767)--see
 accompanying statement                                    $1,194,572,975
--------------------------------------------------------------------------
 Cash                                                             821,044
--------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                              56,347,325
 Shares of beneficial interest sold                             3,508,920
 Interest and dividends                                           570,678
 Other                                                              4,599
                                                           ---------------
 Total assets                                               1,255,825,541

--------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                         48,545,894
 Shares of beneficial interest redeemed                         3,725,175
 Distribution and service plan fees                               677,110
 Shareholder reports                                              394,382
 Transfer and shareholder servicing agent fees                    320,338
 Trustees' compensation                                             2,840
 Other                                                            104,101
                                                           ---------------
 Total liabilities                                             53,769,840

--------------------------------------------------------------------------
 Net Assets                                                $1,202,055,701
                                                           ===============

--------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest                $       82,489
--------------------------------------------------------------------------
 Additional paid-in capital                                 1,103,360,090
--------------------------------------------------------------------------
 Accumulated net investment loss                                  (56,970)
--------------------------------------------------------------------------
 Accumulated net realized loss on investments
 and foreign currency transactions                           (143,751,903)
--------------------------------------------------------------------------
 Net unrealized appreciation on investments and
 translation of assets and liabilities denominated
 in foreign currencies                                        242,421,995
                                                           ---------------
 Net Assets                                                $1,202,055,701
                                                           ===============

34 | OPPENHEIMER MAIN STREET SMALL CAP FUND

---------------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
---------------------------------------------------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $584,052,226 and 39,519,126 shares of beneficial interest
outstanding)                                         $14.78
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)
$15.68
---------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$330,174,350
 and 23,011,810 shares of beneficial interest outstanding)
                                                 $14.35
---------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$238,717,337
 and 16,625,927 shares of beneficial interest
outstanding)                                                       $14.36
---------------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$41,474,332
 and 2,823,832 shares of beneficial interest
outstanding)                                                        $14.69
---------------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $7,637,456 and 508,258 shares of beneficial interest outstanding)
                      $15.03

 See accompanying Notes to Financial Statements.

35 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2003

------------------------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of
$70,449)                          $  7,229,954
------------------------------------------------------------------------------------------------

Interest
276,526

                                                                --------------
 Total investment
income                                                             7,506,480

------------------------------------------------------------------------------------------------
 Expenses

 Management
fees
6,670,822
------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
1,205,325
 Class
B
2,679,333
 Class C
                              1,862,350
 Class
N
121,714
------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class
A
1,770,657
 Class
B
1,160,073
 Class C
                                                   537,728
 Class
N
88,082
 Class
Y
299
------------------------------------------------------------------------------------------------
 Shareholder
reports
820,734
------------------------------------------------------------------------------------------------
 Trustees'
compensation
24,375
------------------------------------------------------------------------------------------------
 Custodian fees and expenses
                                                          24,188
------------------------------------------------------------------------------------------------

Other
73,453

----------------
 Total
expenses
17,039,133
 Less reduction to custodian expenses
                              (4,662)
 Less voluntary waiver of transfer and shareholder servicing agent
fees--Class A      (148,115)
 Less voluntary waiver of transfer and shareholder servicing agent
fees--Class B      (278,986)
 Less voluntary waiver of transfer and shareholder servicing agent
fees--Class N        (9,971)

----------------
 Net
expenses
16,597,399

------------------------------------------------------------------------------------------------
 Net Investment
Loss
(9,090,919)

------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:

Investments
(130,655,454)
 Foreign currency transactions
                                                         81,538

----------------
 Net realized
loss
(130,573,916)
------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:

Investments
136,254,579
 Translation of assets and liabilities denominated in foreign
currencies             2,416,537

----------------
 Net change in unrealized appreciation
       138,671,116

------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from
Operations                              $  (993,719)

                                         ================

 See accompanying Notes to Financial Statements.

36 | OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended June 30,                                2003                2002
-----------------------------------------------------------------------------
 Operations

 Net investment loss                      $   (9,090,919)       $ (6,258,014)
-----------------------------------------------------------------------------
 Net realized loss                          (130,573,916)         (7,761,696)
-----------------------------------------------------------------------------
 Net change in unrealized appreciation       138,671,116          21,476,231
                                          -----------------------------------
 Net increase (decrease) in net assets
  resulting from operations                     (993,719)          7,456,521

-----------------------------------------------------------------------------
 Dividends and/or Distributions
 to Shareholders

 Distributions from net realized gain:
 Class A                                              --            (171,921)
 Class B                                              --             (99,876)
 Class C                                              --             (55,675)
 Class N                                              --              (1,787)
 Class Y                                              --                (266)

-----------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting
 from beneficial interest transactions:
 Class A                                      72,951,719         212,551,970
 Class B                                      48,632,931         106,799,632
 Class C                                      53,042,666          95,276,969
 Class N                                      23,607,252          13,316,809
 Class Y                                       5,090,458           1,582,245

-----------------------------------------------------------------------------
 Net Assets

 Total increase                              202,331,307         436,654,621
-----------------------------------------------------------------------------
 Beginning of period                         999,724,394         563,069,773
                                          -----------------------------------
 End of period (including
 accumulated net investment
 loss of $56,970 and $328,868,
 respectively)                            $1,202,055,701        $999,724,394
                                          ===================================

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Main Street Small Cap Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The
 Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical
 rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price
 of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing
 price provided by NASDAQ prior to the time when the Fund's assets are valued.
 In the absence of a sale, the security is valued at the last sale price on the
 prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted
 securities) for which quotations are not readily available are valued primarily
 using dealer-supplied valuations, a portfolio pricing service authorized by the
 Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the
Board
 of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

 Foreign Currency Translation. The Fund's accounting records are maintained in
 U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related
 to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such
 transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

43 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the
 Securities and Exchange Commission, the Fund, along with other affiliated funds
 advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these
 balances are invested in one or more repurchase agreements. Securities pledged
 as collateral for repurchase agreements are held by a custodian bank until the
 agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than
 those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a
 specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any,
 to shareholders, therefore, no federal income or excise tax provision is required.
    The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.
                                                                 Net
Unrealized

Appreciation
       Undistributed   Undistributed   Accumulated             Based on Cost
of
       Net Investment      Long-Term          Loss       Securities for
Federal
       Income                  Gains  Carryforward 1,2      Income Tax
Purposes

------------------------------------------------------------------------
       $--                       $--  $141,978,957
$240,592,080

 1. Accumulated losses noted above primarily represent net capital loss carryforwards as of June 30, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.
 These carryforwards expire 2010 and 2011.
 2. As of June 30, 2003, the Fund had approximately $71,970,000 of post-October
 losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had approximately
 $7,000 of post-October foreign currency losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends

44 | OPPENHEIMER MAIN STREET SMALL CAP FUND

 and distributions, the fiscal year in which amounts are distributed may differ
 from the fiscal year in which the income or net realized gain was recorded by the Fund.
              To                     From                              Net
              Ordinary       Capital Gain       Tax Return      Investment
              Income (Loss)         (Loss)      of Capital            Loss
--------------------------------------------------------------------------
              $9,362,817          $229,155             $--      $9,133,662

 The tax character of distributions paid during the years ended June 30, 2003 and June 30, 2002 were as follows:
                                            Year Ended       Year Ended
                                         June 30, 2003    June 30, 2002
-----------------------------------------------------------------------
           Distributions paid from:
           Ordinary income                         $--         $329,525

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as
 of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to
 the tax deferral of losses or tax realization of financial statement unrealized
 gain or loss.

                 Federal Tax Cost                               $953,982,681
                                                                ============
                 Gross unrealized appreciation                  $254,862,612
                 Gross unrealized depreciation                   (14,270,532)
                                                                ------------
                 Net unrealized appreciation                    $240,592,080
                                                                ============

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if
 any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon
 ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings
 on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
and
 expenses during the reporting period. Actual results could differ from those estimates.

 45 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:
--------------------------------------------------------------------------------

                            Year Ended June 30, 2003     Year Ended June 30,
2002
                              Shares          Amount        Shares
Amount
----------------------------------------------------------------------------------

 Class A
 Sold                     28,842,216   $ 373,711,631    24,740,817  $
363,788,096
 Dividends and/or
 distributions reinvested         --              --        11,094
160,197
 Redeemed                (23,218,757)   (300,759,912)  (10,479,777)
(151,396,323)

---------------------------------------------------------
 Net increase              5,623,459   $  72,951,719    14,272,134  $
212,551,970

===========================================================

----------------------------------------------------------------------------------
 Class B
 Sold                      9,370,965   $ 119,637,485    10,930,651  $
158,530,451
 Dividends and/or
 distributions reinvested         --              --         6,485
91,991
 Redeemed                 (5,642,090)    (71,004,554)   (3,642,765)
(51,822,810)

---------------------------------------------------------
 Net increase              3,728,875   $  48,632,931     7,294,371  $
106,799,632

=========================================================

----------------------------------------------------------------------------------
 Class C
 Sold                      8,888,859   $ 113,501,879     8,373,107  $
121,560,427
 Dividends and/or
 distributions reinvested         --              --         3,456
49,019
 Redeemed                 (4,846,737)    (60,459,213)   (1,858,077)
(26,332,477)

---------------------------------------------------------
 Net increase              4,042,122   $  53,042,666     6,518,486  $
95,276,969

=========================================================

----------------------------------------------------------------------------------
 Class N
 Sold                      2,316,468   $  29,545,217       981,003  $
14,505,501
 Dividends and/or
 distributions reinvested         --              --           124
1,786
 Redeemed                   (459,607)     (5,937,965)      (80,478)
(1,190,478)

---------------------------------------------------------
 Net increase              1,856,861   $  23,607,252       900,649  $
13,316,809

=========================================================

----------------------------------------------------------------------------------
 Class Y
 Sold                        491,287   $   6,261,675       117,268  $
1,746,956
 Dividends and/or
 distributions reinvested         --              --            18
264
 Redeemed                    (89,058)     (1,171,217)      (11,357)
(164,975)

---------------------------------------------------------
 Net increase                402,229   $   5,090,458       105,929  $
1,582,245

=========================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2003, were
 $1,321,194,441 and $1,129,615,461, respectively.

46 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an
 annual rate of 0.75% of the first $200 million of average annual net assets of
 the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million,
0.66%
 of the next $200 million; and 0.60% of average annual net assets in excess of
 $800 million.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                Aggregate        Class A   Concessions      Concessions
Concessions     Concessions
                Front-End      Front-End    on Class A       on Class B
on Class C      on Class N
            Sales Charges  Sales Charges        Shares
Shares         Shares          Shares
               on Class A    Retained by   Advanced by      Advanced by
Advanced by     Advanced by
 Year Ended        Shares    Distributor   Distributor 1  Distributor 1
Distributor 1   Distributor 1
------------------------------------------------------------------------------------------------------

 June 30, 2003 $2,445,893       $741,253      $155,284       $3,108,074
$843,856        $223,325

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           Class A         Class B        Class C
Class N
                        Contingent      Contingent     Contingent
Contingent
                          Deferred        Deferred       Deferred
Deferred
                     Sales Charges   Sales Charges  Sales Charges  Sales
Charges
                       Retained by     Retained by    Retained by    Retained
by
 Year Ended            Distributor     Distributor    Distributor
Distributor
--------------------------------------------------------------------------------
 June 30, 2003              $4,587        $734,756        $62,791
$21,890

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for
Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the year ended June 30, 2003, expense under the
 Class A Plan totaled $1,205,325, all of which were paid by the Distributor to recipients, which included $5,762 retained by

47 | OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 the Distributor and $74,979 which was paid to an affiliate of the Manager.
Any
 unreimbursed expenses the Distributor incurs with respect to Class A shares in
 any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and
Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended June 30, 2003, were as follows:

Distributor's
                                                 Distributor's
Aggregate
                                                     Aggregate
Unreimbursed
                                                  Unreimbursed    Expenses as
%
                 Total Payments Amount Retained       Expenses    of Net
Assets
                     Under Plan  by Distributor     Under Plan         of
Class
--------------------------------------------------------------------------------
 Class B Plan        $2,679,333      $2,214,711     $7,686,665
2.33%
 Class C Plan         1,862,350         834,963      3,044,048
1.28
 Class N Plan           121,714         110,236        736,855
1.78

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities
 denominated in a foreign currency and for protection from adverse exchange rate
 fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
 Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable
 and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
 Operations.
    As of June 30, 2003, the Fund had no outstanding foreign currency contracts.

48 | OPPENHEIMER MAIN STREET SMALL CAP FUND

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of June 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also
 be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid
 or restricted securities subject to this limitation as of June 30, 2003 was
 $799,202, which represents 0.07% of the Fund's net assets, of which $756,342 is
 considered restricted. Information concerning restricted securities is as follows:

                                                       Valuation
                           Acquisition                     as of
Unrealized
 Security                        Dates       Cost  June 30, 2003
Depreciation
--------------------------------------------------------------------------------
 Stocks and/or Warrants
 Esprit Exploration Ltd.        6/4/02   $784,403       $756,342
$28,061
 Opticnet, Inc.               10/26/00         --             --
--

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief
 granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are
 subject to asset coverage requirements under the Investment Company Act and the
 provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates
 if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might
 not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at June 30, 2003.

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the
 Fund to report this information to the Internal Revenue Service.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which
 the Fund votes proxies relating to securities ("portfolio proxies") held by the
 Fund. A description of the Fund's Portfolio Proxy Voting Policies and
 Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at
 www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August
 31st of each year. The first such filing is due no later than August 31,
2004,
 for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the
Fund
 toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

                                  Appendix A

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                      Leisure Equipment & Products
Building Products                  Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor

                                     Equipment

Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

--------
1  In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &

            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").

         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.

         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.

|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|  Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in
     each case if those  purchases  are made  through  a broker,  agent or other
     financial   intermediary  that  has  made  special  arrangements  with  the
     Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.

|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
            Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global
   Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:

|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

        Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and

   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Main Street Small Cap Fund(R)

Internet Website:

      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      498 Seventh Avenue
      New York, New York 10018

Distributor
      OppenheimerFunds Distributor, Inc.
      498 Seventh Avenue
      New York, New York 10018

Transfer Agent
      OppenheimerFunds Services

      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank

      JPMorgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York, 11245

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds

      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Mayer, Brown, Rowe & Maw, LLP
      1675 Broadway
      New York, New York 10019

1234
PX847.0803

                   OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)   Amended  and  Restated   Declaration   of  Trust  dated  June  7,  2002:
Previously filed with  Registrant's  Post-Effective  Amendment No. 6, 8/23/02,
and incorporated herein by reference.

(b)   Amended   By-Laws  dated  October  24,  2000:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No.  2,  10/27/00,  and  incorporated herein by reference.

(c)   (i)   Specimen  Class  A  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

      (iii)    Specimen  Class  C Share  Certificate:  Previously  filed  with
Registrant's  Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

      (iv)  Specimen  Class  N  Shares  Certificate:   Previously  filed  with
Registrant's  Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

      (v)   Specimen  Class  Y  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective Amendment No. 5, 10/26/01 and incorporated herein by reference.

(d)   Investment  Advisory  Agreement  dated June 22, 1999:  Previously  filed with  Registrant's  Pre-Effective  Amendment No. 1, 7/1/99,  and  incorporated herein by reference.

(e)    (i) General  Distributor's  Agreement  dated June 22, 1999:  Previously
filed  with   Registrant's   Pre-Effective   Amendment  No.  1,  7/1/99,   and
incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   Form    of    Deferred     Compensation     Plan    for    Disinterested
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 40 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/27/98, and incorporated herein by reference.

(g)   Global Custody Agreement dated August 16, 2002 between Registrant and
JP Morgan Chase Bank: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Principal Protected Trust (Reg. No.
333-102588), 5/2/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated June 30,  1999:  Previously  filed with  Registrant's  Pre-Effective  Amendment No. 1, 7/1/99,  and  incorporated herein by reference.

(j)   Independent Auditors Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment  Letter  dated June 28, 1999 from  OppenheimerFunds,  Inc. to
Registrant:  Previously filed with Registrant's Pre-Effective Amendment No. 1,
7/1/99, and incorporated herein by reference.

(m)   (i) Amended and Restated  Service Plan and  Agreement for Class A shares dated April 23, 2002:  Filed herewith.

      (ii)  Distribution  and Service  Plan and  Agreement  for Class B shares
dated  June  22,  1999:  Previously  filed  with  Registrant's   Pre-Effective
Amendment No. 1, 7/1/99, and incorporated herein by reference.

      (iii)  Distribution  and Service Plan and  Agreement  for Class C shares
dated  June  22,  1999:  Previously  filed  with  Registrant's   Pre-Effective
Amendment No. 1, 7/1/99, and incorporated herein by reference.

      (iv)  Distribution  and Service  Plan and  Agreement  for Class N Shares
dated October 10/24/00:  Filed herewith.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
10/22/02: Previously filed with Post-Effective Amendment No. 22 to the
Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No.
33-33799), 11/20/02, and incorporated herein by reference.

 (o)   Powers of Attorney for all Trustees/Directors and Officers except for
Beverly L. Hamilton, Robert J. Malone, Edward Cameron, F. William Marshall,
Jr., and John Murphy (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of
Oppenheimer Select Managers (Reg. No. 333-49774), 2/8/01, and incorporated herein by reference.

       (i) Powers of Attorney for Edward Cameron, F. William Marshall Jr. and
John Murphy: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

       (ii) Powers of Attorney for Beverly L. Hamilton and Robert J. Malone:
Previously filed with Post-Effective Amendment No. 46 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 8/23/02, and
incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds dated May
15, 2002 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with Post-Effective Amendment No. 29 to the Registration Statement of
Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 (b)  There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles E. Albers,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary of OppenheimerFunds, Distributor,
Vice President & Secretary     Inc., Centennial Asset Management Corporation,
                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce L. Bartlett,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Vice President of HarbourView Asset
Assistant Vice President       Management Corporation. Formerly.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    Formerly a Marketing Manager with Alliance
Assistant Vice President       Capital Management (October 1999-April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Carbuto,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             Formerly Director of technology for Sapient
Assistant Vice President       Corporation (July, 2000-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   Formerly senior analyst/director for Citigroup
Vice President                 Asset Management (November 1999-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            Formerly an Associate with Booz Allen & Hamilton
Assistant Vice President       (1998-June 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman: Rochester Division   Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

J. Hayes Foster,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Graves,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,
Vice   President:    Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Hager,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shari Harley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President of OppenheimerFunds Distributor,
Vice   President  &  Assistant Inc.; Vice President and Assistant Secretary of
Counsel                        Shareholder Services, Inc.; Assistant Secretary
                               of OppenheimerFunds Legacy Program and
                               Shareholder Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President and Chief Compliance
Vice President                 Officer (since April 2000) of HarbourView Asset
                               Management Corporation; Senior Vice President of
                               OFI Institutional Asset Management, Inc. (since
                               February 2001); Director of OFI Trust Company

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Garrett K. Kolb,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002)..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   None
Assistant   Vice  President  &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Reed Litcher,                  Vice President of Shareholder Financial
Vice President                 Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Madzij,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip T. Masterson,           None
Vice   President  &  Assistant
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management Corporation;
                               Director (Class A) and Chairman of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Migan,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice    President   &   Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Morrell,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director (Class A) of Trinity Investments
                               Management Corporation; President and Management
                               Director of Oppenheimer Acquisition Corp.;
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc.; Chairman and Director of
                               Shareholder Financial Services, Inc. and
                               Shareholder Services, Inc.; Executive Vice
                               President of MassMutual Life Insurance Company;
                               director of DLB Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson,              Assistant Vice President and Treasurer of
Assistant Vice President       OppenheimerFunds Distributor, Inc.; Treasurer of
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 Formerly Associate Vice President with
Assistant Vice President       Prudential Securities New York (January
                               2001-November 2001) prior to which he was a
                               Director/Analytics with Prudential Investments
                               New Jersey (April 1997-November 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo                 Vice Chairman, Treasurer, Chief Financial
Executive  Vice  President and Officer and Management Director of Oppenheimer
Director                       Acquisition Corp.; President and director of
                               Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director (Class A) of
                               Trinity Investment Management Corporation;
                               Chairman of the Board, Chief Executive Officer,
                               President and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002); Client Service
                               Support Manager for Sanford C. Bernstein
                               (December 1999-April 2001)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002) prior to which he
                               was Development Manager at Reality
                               Online/Reuters America Inc. (June 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             Formerly consultant with Pricewaterhouse Coopers
Vice President                 (November 2000-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002) prior to which he was
                               Associate Director for Barclays Capital
                               (1998-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              Formerly a business analyst with Goldman Sachs
Assistant Vice President       (August 1999-August 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002) prior to which he
                               was a Vice President with OppenheimerFunds, Inc.
                               (May 2000-October 5, 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc. Formerly, Assistant Vice
                               President with Gruntal & Co. LLC (September 1998
                               - October 2000); member of the American Society
                               of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               Formerly, principal at Richards & Tierney, Inc.
Senior Vice President          (March 1994-May 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice  President  & January 2002), HarbourView Asset Management
Chief  Investment  Officer and Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer Principal Protected Trust (1 series):
     Oppenheimer Principal Protected Main Street Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers All Cap Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is 498
Seventh Avenue, New York, New York 10018.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason R. Bach                   Vice President            None
3264 Winthrop Cricle
Marietta, GA 30067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gabriella Bercze(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Woodbark
Spring, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
412 Towne Green Circle
Addison, TX 75001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Crockett(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(w)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
4090 Redbud Circle
Doylestown, PA 18901

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

---------------------------------------------------------------------------------
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John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
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Gregg A. Everett                Vice President            None
7124 Trysail Circle
Tampa, FL 33607

---------------------------------------------------------------------------------
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George R. Fahey                 Senior Vice President     None
9 Townview Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld(2)            Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster(2)              Senior Vice President     None

---------------------------------------------------------------------------------
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Luiggino J. Galleto             Vice President            None
10302 Riesling Court
Charlotte, NC 28277

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant(2)                  Senior Vice President     None

---------------------------------------------------------------------------------
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Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clifford W. Heidinger           Vice President            None
90 Gates Street
Portsmouth, NH 03801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
184 Park Avenue
Rochester, NY 14607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William E. Hortz(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
28 Oxford Avenue
Mill Valley, CA 94941

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

---------------------------------------------------------------------------------
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John S. Kavanaugh               Vice President            None
2 Cervantes, Apt. #301
San Francisco, CA 94123

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian G. Kelly                  Vice President            None
60 Larkspur Road
Fairfield, CT 06430

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dean Kopperud(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Evan M. Lereah                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dawn Lind                       Vice President            None
21 Meadow Lane
Rockville Centre, NY 11570

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa Lischin(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
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Montana Low                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
5341 Ellsworth
Dallas, TX 75206

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1941 W. Wolfram
Chicago, IL 60657

---------------------------------------------------------------------------------
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Todd A. Marion                  Vice President            None
3 St. Marks Place
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
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LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
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Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
704 Beaver Road
Leetsdale, PA 15056

---------------------------------------------------------------------------------
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John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
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Kent C. McGowan                 Vice President            None
18424 12th Avenue West
Lynnwood, WA 98037

---------------------------------------------------------------------------------
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Daniel Melehan                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta(2)              Vice President            None

---------------------------------------------------------------------------------
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Kevin P. Neznek(2)              Vice President            None

---------------------------------------------------------------------------------
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Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014

---------------------------------------------------------------------------------
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Bradford Norford                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raymond C. Olson(1)             Assistant Vice President  None
                                & Treasurer

---------------------------------------------------------------------------------
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Alan Panzer                     Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034

---------------------------------------------------------------------------------
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Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gazell Pettway                  Vice President            None

---------------------------------------------------------------------------------
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William Presutti                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Puleo-Carter(2)          Senior Vice President     None

---------------------------------------------------------------------------------
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Christopher L. Quinson          Vice President            None
19 Cayuga Street
Rye, NY 10580

---------------------------------------------------------------------------------
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Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
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Gary D. Rakan                   Vice President            None
25031 Woodridge Triangle
Farmington, MI 48335

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Bantage Point Terr.
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None

---------------------------------------------------------------------------------
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Tonya Sax                       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie Simon(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
808 South 194th Street
Seattle,WA 98148

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
239 N. Colony Drive
Edgewood, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
1328 N. Cleveland Street
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
14575 S. Gallery
Olathe, KS 66062

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Floyd A. Tucker                 Vice President            None
1930 W. Barry Ave., #2
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Ward                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Young                      Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of August, 2003.

                        OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

                        By:  /s/ John V. Murphy*
                        ---------------------------------------------
                        John V. Murphy, President, Principal
                        Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ James C. Swain*          Chairman of the
-----------------------      Board of Trustees           August 22, 2003
James C. Swain

/s/ William L. Armstrong*    Vice Chairman of the        August 22, 2003
-----------------------------Board of Trustees
William L. Armstrong

/s/ John V. Murphy*
------------------------     President, Principal        August 22, 2003
John V. Murphy               Executive Officer &
                             Trustee

/s/ Brian W. Wixted*         Treasurer, Principal        August 22, 2003
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     August 22, 2003
----------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     August 22, 2003
----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     August 22, 2003
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                     August 22, 2003
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     August 22, 2003
----------------------
Sam Freedman

/s/ Beverly L. Hamilton*
---------------------------- Trustee                     August 22, 2003
Beverly L. Hamilton

/s/ Robert J. Malone*
--------------------------   Trustee                     August 22, 2003
Robert J. Malone

/s/ F. William Marshall, Jr.*Trustee                     August 22, 2003
--------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                   OPPENHEIMER MAIN STREET SMALL CAP FUND(R)

                     Registration Statement No. 333-78269

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

23(j)             Independent Auditors' Consent

23(m)(i)          Amended and Restated Plan & Agreement for Class A shares

23(m)(iv)         Distribution  and  Service  Plan and  Agreement  for Class N
shares